                                                                    May 1, 2011

MetLife Financial Freedom Select(R) Variable Annuity Contracts Issued by Metropolitan Life Insurance Company
This Prospectus describes MetLife Financial Freedom Select group and individual deferred variable annuity contracts ("Deferred Annuities").

--------------------------------------------------------------------------------

    You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the Contract for your Deferred Annuity. Your choices may include the Fixed
Interest Account (not offered or described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), a portfolio of the Calvert Variable Series, Inc. ("Calvert Fund"), portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as "Portfolios" in this Prospectus.

                                  AMERICAN FUNDS(R)
AMERICAN FUNDS BOND                          AMERICAN FUNDS GROWTH
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION   AMERICAN FUNDS GROWTH-INCOME
                                     CALVERT FUND
CALVERT VP SRI BALANCED
                                  MET INVESTORS FUND
AMERICAN FUNDS(R) BALANCED ALLOCATION        MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
AMERICAN FUNDS(R) GROWTH ALLOCATION          MET/TEMPLETON GROWTH
AMERICAN FUNDS(R) MODERATE ALLOCATION        METLIFE AGGRESSIVE STRATEGY
BLACKROCK LARGE CAP CORE                     MFS(R) RESEARCH INTERNATIONAL
CLARION GLOBAL REAL ESTATE                   MORGAN STANLEY MID CAP GROWTH
HARRIS OAKMARK INTERNATIONAL                 OPPENHEIMER CAPITAL APPRECIATION
INVESCO SMALL CAP GROWTH                     PIMCO INFLATION PROTECTED BOND
JANUS FORTY                                  PIMCO TOTAL RETURN
LAZARD MID CAP                               RCM TECHNOLOGY
LORD ABBETT BOND DEBENTURE                   SSGA GROWTH AND INCOME ETF
MET/FRANKLIN INCOME                          SSGA GROWTH ETF
MET/FRANKLIN LOW DURATION TOTAL RETURN       T. ROWE PRICE MID CAP GROWTH
MET/FRANKLIN MUTUAL SHARES                   THIRD AVENUE SMALL CAP VALUE
                                  METROPOLITAN FUND
BARCLAYS CAPITAL AGGREGATE BOND INDEX        METLIFE MODERATE TO AGGRESSIVE ALLOCATION
BLACKROCK BOND INCOME                        METLIFE STOCK INDEX
BLACKROCK LARGE CAP VALUE                    MFS(R) TOTAL RETURN
BLACKROCK LEGACY LARGE CAP GROWTH            MFS(R) VALUE
DAVIS VENTURE VALUE                          MORGAN STANLEY EAFE(R) INDEX
FI VALUE LEADERS                             NEUBERGER BERMAN GENESIS
LOOMIS SAYLES SMALL CAP CORE                 NEUBERGER BERMAN MID CAP VALUE
LOOMIS SAYLES SMALL CAP GROWTH               RUSSELL 2000(R) INDEX
MET/ARTISAN MID CAP VALUE                    T. ROWE PRICE LARGE CAP GROWTH
METLIFE CONSERVATIVE ALLOCATION              T. ROWE PRICE SMALL CAP GROWTH
METLIFE CONSERVATIVE TO MODERATE ALLOCATION  WESTERN ASSET MANAGEMENT STRATEGIC BOND
METLIFE MID CAP STOCK INDEX                  OPPORTUNITIES
METLIFE MODERATE ALLOCATION                  WESTERN ASSET MANAGEMENT U.S. GOVERNMENT

Certain Portfolios have been subject to a change. Please see Appendix
V -- "Additional Information Regarding the Portfolios".
HOW TO LEARN MORE:
Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2011. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 85 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:

Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342
(800) 638-7732





 Deferred
 Annuities
 Available:

   .  TSA
   .  TSA ERISA
   .  Simplified Employee Pensions (SEPs)
   .  SIMPLE Individual Retirement Annuities
   . 457(b) Eligible Deferred Compensation Arrangements (457(b)s) . 403(a) Arrangements

 Classes Available
 for each
 Deferred Annuity
   .  B
   .  C
   .  L


 A word about investment risk:

 An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:

 .  a bank deposit or obligation;

 .  federally insured or guaranteed; or

 .  endorsed by any bank or other financial institution.

Each class of the Deferred Annuities has its own Separate Account charge and withdrawal charge schedule. Each provides the opportunity to invest for retirement.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

                               TABLE OF CONTENTS

        Important Terms You Should Know.............................  5
        Table of Expenses...........................................  8
        Accumulation Unit Values Tables............................. 16
        MetLife..................................................... 17
        Metropolitan Life Separate Account E........................ 17
        Variable Annuities.......................................... 17
            Replacement of Annuity Contracts........................ 18
            The Deferred Annuity.................................... 18
        Classes of the Deferred Annuity............................. 20
        Your Investment Choices..................................... 21
        Deferred Annuities.......................................... 27
            The Deferred Annuity and Your Retirement Plan........... 27
            Automated Investment Strategies......................... 27
            Purchase Payments....................................... 28
                Purchase Payments--Section 403(b) Plans............. 28
                Allocation of Purchase Payments..................... 29
                Limits on Purchase Payments......................... 29
            The Value of Your Investment............................ 29
            Transfer Privilege...................................... 30
            Access to Your Money.................................... 33
                Systematic Withdrawal Program....................... 33
                Minimum Distribution................................ 34
            Charges................................................. 35
                Separate Account Charge............................. 35
                Investment-Related Charge........................... 35
            Annual Contract Fee..................................... 36
                Optional Guaranteed Minimum Income Benefit.......... 36
                Optional Lifetime Withdrawal Guarantee Benefit...... 36
            Premium and Other Taxes................................. 36
            Withdrawal Charges...................................... 37
                When No Withdrawal Charge Applies................... 38
            Free Look............................................... 39
            Death Benefit--Generally................................ 39
                Standard Death Benefit.............................. 40
            Optional Benefits....................................... 41
                Annual Step-Up Death Benefit........................ 41
                Guaranteed Minimum Income Benefit................... 43
                Lifetime Withdrawal Guarantee Benefit............... 49
            Pay-Out Options (or Income Options)..................... 57
                Income Payment Types................................ 58
                Allocation.......................................... 59
                Minimum Size of Your Income Payment................. 59
                The Value of Your Income Payments................... 59

        Reallocation Privilege...................................................  61
        Charges..................................................................  62
General Information..............................................................  63
    Administration...............................................................  63
        Purchase Payments........................................................  63
        Confirming Transactions..................................................  63
        Processing Transactions..................................................  64
           By Telephone or Internet..............................................  64
           After Your Death......................................................  64
           Misstatement..........................................................  65
           Third Party Requests..................................................  65
           Valuation--Suspension of Payments.....................................  65
    Advertising Performance......................................................  65
    Changes to Your Deferred Annuity.............................................  67
    Voting Rights................................................................  68
    Who Sells the Deferred Annuities.............................................  68
    Financial Statements.........................................................  71
    Your Spouse's Rights.........................................................  71
    When We Can Cancel Your Deferred Annuity.....................................  71
Income Taxes.....................................................................  72
Legal Proceedings................................................................  84
Table of Contents for the Statement of Additional Information....................  85
Appendix I Premium Tax Table.....................................................  86
Appendix II What You Need To Know If You Are A Texas Optional Retirement Program
  Participant....................................................................  87
Appendix III Accumulation Unit Values for Each Investment Division...............  88
Appendix IV Portfolio Legal and Marketing Names.................................. 108
Appendix V Additional Information Regarding the Portfolios....................... 109

The Deferred Annuities are not intended to be offered anywhere that they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities other than the information in this Prospectus, supplements to the prospectus or any supplemental sales material we authorize.

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ADMINISTRATIVE OFFICE

Your Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity. Your Contract will indicate the address of your Administrative Office. We will notify you if there is a change in the address of your Administrative Office. The telephone number to call to initiate a request is 1-800-638-7732.

ANNUITANT

The natural person whose life is the measure for determining the duration and the dollar amount of income payments.

ANNUITY UNIT VALUE

With a variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under a variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

BENEFICIARY

The person or persons who receives a benefit, including continuing payments or a lump sum payment, if the owner dies.

CONTRACT

A Contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Deferred Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT ANNIVERSARY

An anniversary of the date we issue the Deferred Annuity.

CONTRACT YEAR

The Contract Year for a Deferred Annuity is the one year period starting on the date we issue the Deferred Annuity and each Contract Anniversary thereafter. For the TSA Deferred Annuity issued to a plan subject to the Employee Retirement Income Security Act of 1974 ("TSA ERISA Deferred Annuity"), 457(b) and 403(a) Deferred Annuities, for convenience, Contract Year also refers to the one year period starting on the date the participant enrolls in the plan funded by the Deferred Annuity.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

GOOD ORDER

A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and correct. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment, transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a Portfolio (with the same name) within the Metropolitan Fund, the Calvert Fund, the Met Investors Fund or the American Funds(R).

METLIFE

MetLife is Metropolitan Life Insurance Company which is the company that issues the Deferred Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

WITHDRAWAL CHARGE

The withdrawal charge is the amount we deduct from the amount you have withdrawn from your Deferred Annuity, if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

YOU

In this Prospectus, depending on the context, "you" is the owner of the Deferred Annuity or the participant or annuitant for whom money is invested under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for 457(b), 403(a), TSA ERISA and certain TSA non-ERISA Deferred Annuities, "you" means the trustee or employer. Under 457(b), 403(a) and 403(b) plans where the participant or annuitant is permitted to choose among investment choices, "you" means the participant or annuitant who is giving us instructions about the investment choices.

   TABLE OF EXPENSES--METLIFE FINANCIAL FREEDOM SELECT DEFERRED ANNUITIES

       The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges you will pay at the time you purchase the Deferred
   Annuity, make withdrawals from your Deferred Annuity or make transfers between the investment divisions. There are no fees for the Fixed Interest Account. The tables do not show premium taxes (See Appendix I) and other taxes which may apply.

--------------------------------------------------------------------------------

  Contract Owner Transaction Expenses

Sales Charge Imposed on Purchase Payments.............................                 None
Withdrawal Charge (as a percentage of the amount withdrawn) (1).......             Up to 9%
Transfer Fee (2)...................................................... Current Charge: None
                                                             Maximum Guaranteed Charge: $25

 /1/A withdrawal charge may apply if you take a withdrawal from your Deferred
    Annuity. The charge on the amount withdrawn for each class is calculated according to the following schedule:

     IF WITHDRAWN DURING CONTRACT YEAR              B CLASS C CLASS L CLASS
     ---------------------------------              ------- ------- -------
     1.............................................    9%    None      9%
     2.............................................    9%              8%
     3.............................................    9%              7%
     4.............................................    9%              6%
     5.............................................    8%              5%
     6.............................................    7%              4%
     7.............................................    6%              2%
     8.............................................    5%              0%
     9.............................................    4%              0%
     10............................................    3%              0%
     11............................................    2%              0%
     12............................................    1%              0%
     Thereafter....................................    0%              0%

    There are times when the withdrawal charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, after the first Contract Year, each year you may withdraw up to 10% of your Account Balance without a withdrawal charge. These withdrawals are made on a non-cumulative basis. For Deferred Annuities issued in Connecticut and certain other states or for public school employees in certain states, the withdrawal charge for the B Class are as follows: during Contract Year 1:10%, Year 2:
    9%, Year 3: 8%, Year 4: 7%, Year 5: 6%, Year 6: 5%, Year 7: 4%, Year 8: 3%,
    Year 9: 2%, Year 10: 1%, Year 11 and Thereafter: 0%.

    For Deferred Annuities issued in New York and certain other states, the withdrawal charges for the B Class are as follows: during Contract Year 1:
    9%; Year 2: 9%; Year 3: 8%; Year 4: 7%; Year 5: 6%; Year 6: 5%; Year 7: 4%;
    Year 8: 3%; Year 9: 2%; Year 10: 1%; Year 11 and thereafter: 0%.

 /2/We reserve the right to limit transfers as described later in this Prospectus. We reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.

--------------------------------------------------------------------------------
     The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity, but does not include fees and expenses for the Portfolios. You pay the Separate Account charge designated under the appropriate class for the Standard Death Benefit or the Optional Annual Step-Up Death Benefit.

      Annual Contract Fee (3)......................................... $30

     Current Annual Separate Account Charge (as a percentage of your average Account Balance) for all investment divisions except the
     American Funds Growth-Income, American Funds Growth, American Funds
     Bond and American Funds Global Small Capitalization Divisions (4)
                                                   B CLASS C CLASS L CLASS
     Death Benefit                                 ------- ------- -------
       Standard Death Benefit.....................  1.15%   1.45%   1.30%
       Optional Annual Step-Up Death Benefit......  1.25%   1.55%   1.40%

Current Annual Separate Account Charge (as a percentage of your average Account
  Balance) for the American Funds Growth- Income, American Funds Growth, American
  Funds Bond and American Funds Global Small Capitalization Divisions and maximum guaranteed Separate Account charge (as a percentage of your Account Balance) for all future investment divisions (4)
                                                 B CLASS C CLASS        L CLASS
Death Benefit                                    ------- ------- ---------------------
  Standard Death Benefit........................  1.40%   1.70%                  1.55%
  Optional Annual Step-Up Death Benefit.........  1.50%   1.80%                  1.65%

Optional Guaranteed Minimum Income Benefit (5)..................                 0.70%

Optional Lifetime Withdrawal Guarantee Benefit (6)..............         Maximum
                                                                      Guaranteed
                                                                         Charge: 0.95%
                                                                 Current Charge: 0.95%

/3/ This fee may be waived under certain circumstances. This fee is waived if your total purchase payments for the prior 12 months are at least $2,000 on the day the fee is deducted or if your Account Balance is at least $25,000 on the day the fee is deducted. The fee will be deducted on a pro-rata basis (determined based upon the number of complete months that have elapsed since the prior Contract Anniversary) if you take a total withdrawal of your Account Balance. This fee will not be deducted if you are on medical leave approved by your employer or called to active armed service duty at the time the fee is to be deducted and your employer has informed us of your status. During the pay-out phase we reserve the right to deduct this fee.

/4/ You pay the Separate Account charge with the Standard Death Benefit for your class of the Deferred Annuity during the pay-out phase of your Contract. Charges for optional benefits are those for a Deferred Annuity purchased after April 30, 2009. Different charges may have been in effect for prior time periods. We reserve the right to impose an additional Separate Account charge on investment divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of the average Account Balance in any such investment divisions, as shown in the table labeled "Current Separate Account Charge for the American Funds(R) investment divisions and maximum guaranteed Separate Account Charge for all future investment divisions".

    We are waiving 0.08% of the Separate Account charge for the investment division investing in the BlackRock Large-Cap Core Portfolio.

/5/ You may not have the Guaranteed Minimum Income Benefit and the Lifetime
    Withdrawal Benefit in effect at the same time.

    The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account balance and Separate Account balance (net of any loans). (We take amounts from the Separate Account by canceling, if available, accumulation units from your Separate Account.) You do not pay this charge once you are in the pay-out phase of your Contract. Different charges for the Guaranteed Minimum Income Benefit were in effect prior to May 4, 2009.

/6/ The charge for the Lifetime Withdrawal Guarantee Benefit is a percentage of your Total Guaranteed Withdrawal Amount, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account balance and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance.) You do not pay this charge once you are in the payout phase of your Contract or after your rider terminates. If an Automatic Annual Step-Up occurs under a Lifetime Withdrawal Guarantee Benefit, we may increase the Lifetime Withdrawal Guarantee Benefit charge to then current charge, but no more than a maximum of 0.95%. Different charges for the optional Lifetime Withdrawal Guarantee Benefit were in effect prior to May 4, 2009. If, at the time the Contract was issued, the current charge for the benefit was equal to the maximum charge, then the charge for the benefit will not increase upon an Automatic Annual Step-Up. (See Lifetime Withdrawal Guarantee Benefit for more information.)

  ----------------------------------------------------------------------------
The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Deferred Annuity. All the Portfolios listed below are Class B except for the Portfolios of the American Funds(R), which are Class 2 Portfolios, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Growth Allocation Portfolio and American Funds(R) Moderate Allocation Portfolio of the Met Investors Fund which are Class C Portfolios, and the Calvert VP SRI Balanced Portfolio. Certain Portfolios may impose a redemption fee in the future. More details concerning the Metropolitan Fund, the Calvert Fund, the Met Investors Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses. Current prospectuses for the Portfolios can be obtained by calling 800-638-7732.

  Minimum and Maximum Total Annual Fund Operating Expenses

 Total Annual American Funds(R), Calvert Fund, Met Investors  Minimum* Maximum
 Fund and Metropolitan Fund Operating Expenses for the
 fiscal year ending December 31, 2010 (expenses that are
 deducted from Fund assets, including management fees,          0.52%    1.32%
 distribution and/or service (12b-1) fees and other
 expenses).

  * Does not take into consideration any American Funds(R) Portfolio, for which an additional separate account charge applies.

  AMERICAN FUNDS(R)--CLASS 2 ANNUAL
  EXPENSES FOR FISCAL YEAR ENDING
  DECEMBER 31, 2010
                                                                                   -----------------------
(as a percentage of average                                                         CONTRACTUAL
daily net assets)                         DISTRIBUTION          ACQUIRED   TOTAL    FEE WAIVER   NET TOTAL
                                             AND/OR               FUND    ANNUAL      AND/OR      ANNUAL
                               MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING    EXPENSE    OPERATING
                                  FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
----------------------------------------------------------------------------------------------------------
American Funds Bond Fund......    0.37%       0.25%      0.01%     --      0.63%        --         0.63%
American Funds Global Small
  Capitalization Fund.........    0.71%       0.25%      0.04%     --      1.00%        --         1.00%
American Funds Growth Fund....    0.32%       0.25%      0.02%     --      0.59%        --         0.59%
American Funds Growth-Income
  Fund........................    0.27%       0.25%      0.02%     --      0.54%        --         0.54%
                                                                                   -----------------------

  CALVERT FUND ANNUAL EXPENSES FOR
  FISCAL YEAR ENDING DECEMBER 31,
  2010
                                                                                   -----------------------
(as a percentage of average                                                         CONTRACTUAL
daily net assets)                         DISTRIBUTION          ACQUIRED   TOTAL    FEE WAIVER   NET TOTAL
                                             AND/OR               FUND    ANNUAL      AND/OR      ANNUAL
                               MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING    EXPENSE    OPERATING
                                  FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
----------------------------------------------------------------------------------------------------------
Calvert VP SRI Balanced
  Portfolio...................    0.70%        --        0.21%     --      0.91%        --         0.91%
                                                                                   -----------------------

  MET INVESTORS FUND--ANNUAL
  EXPENSES FOR FISCAL YEAR ENDING
  DECEMBER 31, 2010
                                                                                   --------------------------
(as a percentage of average                                                         CONTRACTUAL
daily net assets)                         DISTRIBUTION          ACQUIRED   TOTAL    FEE WAIVER   NET TOTAL
                                             AND/OR               FUND    ANNUAL      AND/OR      ANNUAL
                               MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING    EXPENSE    OPERATING
                                  FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
-------------------------------------------------------------------------------------------------------------
American Funds(R) Balanced
  Allocation Portfolio --
  Class C.....................    0.06%       0.55%      0.02%    0.38%    1.01%         --        1.01%
American Funds(R) Growth
  Allocation Portfolio --
  Class C.....................    0.07%       0.55%      0.02%    0.38%    1.02%         --        1.02%
American Funds(R) Moderate
  Allocation Portfolio --
  Class C.....................    0.07%       0.55%      0.02%    0.37%    1.01%         --        1.01%
BlackRock Large Cap Core
  Portfolio -- Class B........    0.59%       0.25%      0.05%      --     0.89%         --        0.89%
Clarion Global Real Estate
  Portfolio -- Class B........    0.62%       0.25%      0.07%      --     0.94%         --        0.94%
Harris Oakmark International
  Portfolio -- Class B........    0.78%       0.25%      0.07%      --     1.10%       0.01%       1.09%/1/
Invesco Small Cap Growth
  Portfolio -- Class B........    0.85%       0.25%      0.04%      --     1.14%       0.02%       1.12%/2/
Janus Forty Portfolio --
  Class B.....................    0.63%       0.25%      0.04%      --     0.92%         --        0.92%
Lazard Mid Cap Portfolio --
  Class B.....................    0.69%       0.25%      0.04%      --     0.98%         --        0.98%
Lord Abbett Bond Debenture
  Portfolio -- Class B........    0.50%       0.25%      0.03%      --     0.78%         --        0.78%
Met/Franklin Income Portfolio
  -- Class B..................    0.76%       0.25%      0.09%      --     1.10%       0.09%       1.01%/3/
Met/Franklin Low Duration
  Total Return Portfolio --
  Class B.....................    0.51%       0.25%      0.14%      --     0.90%       0.03%       0.87%/3/
Met/Franklin Mutual Shares
  Portfolio -- Class B........    0.80%       0.25%      0.08%      --     1.13%         --        1.13%
Met/Franklin Templeton
  Founding Strategy Portfolio
  -- Class B..................    0.05%       0.25%      0.02%    0.81%    1.13%       0.02%       1.11%/4/
Met/Templeton Growth
  Portfolio -- Class B........    0.69%       0.25%      0.13%      --     1.07%       0.02%       1.05%/5,6/
MetLife Aggressive Strategy
  Portfolio -- Class B........    0.09%       0.25%      0.02%    0.74%    1.10%       0.01%       1.09%/7/
MFS(R) Research International
  Portfolio -- Class B........    0.69%       0.25%      0.09%      --     1.03%       0.03%       1.00%/8/
Morgan Stanley Mid Cap Growth
  Portfolio -- Class B........    0.66%       0.25%      0.14%      --     1.05%       0.02%       1.03%/9/
Oppenheimer Capital
  Appreciation Portfolio --
  Class B.....................    0.60%       0.25%      0.06%      --     0.91%         --        0.91%
PIMCO Inflation Protected
  Bond Portfolio -- Class B...    0.47%       0.25%      0.04%      --     0.76%         --        0.76%
                                                                                   --------------------------

  MET INVESTORS FUND--ANNUAL
  EXPENSES FOR FISCAL YEAR ENDING
  DECEMBER 31, 2010
                                                                                   -----------------------
(as a percentage of average                                                         CONTRACTUAL
daily net assets)                         DISTRIBUTION          ACQUIRED   TOTAL    FEE WAIVER   NET TOTAL
                                             AND/OR               FUND    ANNUAL      AND/OR      ANNUAL
                               MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING    EXPENSE    OPERATING
                                  FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
----------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio
  -- Class B..................    0.48%       0.25%      0.03%      --     0.76%        --         0.76%
RCM Technology Portfolio --
  Class B.....................    0.88%       0.25%      0.09%      --     1.22%        --         1.22%
SSgA Growth and Income ETF
  Portfolio -- Class B........    0.31%       0.25%      0.02%    0.28%    0.86%        --         0.86%
SSgA Growth ETF Portfolio --
  Class B.....................    0.33%       0.25%      0.03%    0.27%    0.88%        --         0.88%
T. Rowe Price Mid Cap Growth
  Portfolio -- Class B........    0.75%       0.25%      0.04%      --     1.04%        --         1.04%
Third Avenue Small Cap Value
  Portfolio -- Class B........    0.74%       0.25%      0.04%      --     1.03%        --         1.03%
                                                                                   -----------------------

  METROPOLITAN FUND--CLASS B ANNUAL
  EXPENSES FOR FISCAL YEAR ENDING
  DECEMBER 31, 2010
                                                                                   -------------------------
(as a percentage of average                                                         CONTRACTUAL
daily net assets)                         DISTRIBUTION          ACQUIRED   TOTAL    FEE WAIVER   NET TOTAL
                                             AND/OR               FUND    ANNUAL      AND/OR      ANNUAL
                               MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING    EXPENSE    OPERATING
                                  FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
------------------------------------------------------------------------------------------------------------
Barclays Capital Aggregate
  Bond Index Portfolio........    0.25%       0.25%      0.03%      --     0.53%       0.01%       0.52%/10/
BlackRock Bond Income
  Portfolio...................    0.37%       0.25%      0.03%      --     0.65%       0.03%       0.62%/11/
BlackRock Large Cap Value
  Portfolio...................    0.63%       0.25%      0.02%      --     0.90%       0.03%       0.87%/12/
BlackRock Legacy Large Cap
  Growth Portfolio............    0.73%       0.25%      0.04%      --     1.02%       0.02%       1.00%/13/
Davis Venture Value Portfolio.    0.70%       0.25%      0.03%      --     0.98%       0.05%       0.93%/14/
FI Value Leaders Portfolio....    0.67%       0.25%      0.06%      --     0.98%         --        0.98%
Loomis Sayles Small Cap Core
  Portfolio...................    0.90%       0.25%      0.06%      --     1.21%       0.05%       1.16%/15/
Loomis Sayles Small Cap
  Growth Portfolio............    0.90%       0.25%      0.17%      --     1.32%       0.05%       1.27%/16/
Met/Artisan Mid Cap Value
  Portfolio...................    0.81%       0.25%      0.03%      --     1.09%         --        1.09%
MetLife Conservative
  Allocation Portfolio........    0.10%       0.25%      0.01%    0.55%    0.91%       0.01%       0.90%/17/
MetLife Conservative to
  Moderate Allocation
  Portfolio...................    0.08%       0.25%      0.02%    0.61%    0.96%         --        0.96%
MetLife Mid Cap Stock Index
  Portfolio...................    0.25%       0.25%      0.06%    0.01%    0.57%         --        0.57%
MetLife Moderate Allocation
  Portfolio...................    0.06%       0.25%        --     0.66%    0.97%         --        0.97%
MetLife Moderate to
  Aggressive Allocation
  Portfolio...................    0.06%       0.25%      0.01%    0.71%    1.03%         --        1.03%
MetLife Stock Index Portfolio.    0.25%       0.25%      0.02%      --     0.52%       0.01%       0.51%/10/
MFS(R) Total Return Portfolio.    0.54%       0.25%      0.04%      --     0.83%         --        0.83%
MFS(R) Value Portfolio........    0.71%       0.25%      0.02%      --     0.98%       0.11%       0.87%/18/
Morgan Stanley EAFE(R) Index
  Portfolio...................    0.30%       0.25%      0.11%    0.01%    0.67%         --        0.67%
Neuberger Berman Genesis
  Portfolio...................    0.83%       0.25%      0.06%      --     1.14%       0.02%       1.12%/19/
Neuberger Berman Mid Cap
  Value Portfolio.............    0.65%       0.25%      0.05%      --     0.95%         --        0.95%
Russell 2000(R) Index
  Portfolio...................    0.25%       0.25%      0.07%    0.01%    0.58%         --        0.58%
T. Rowe Price Large Cap
  Growth Portfolio............    0.60%       0.25%      0.04%      --     0.89%         --        0.89%
T. Rowe Price Small Cap
  Growth Portfolio............    0.50%       0.25%      0.07%      --     0.82%         --        0.82%
Western Asset Management
  Strategic Bond
  Opportunities Portfolio.....    0.62%       0.25%      0.05%      --     0.92%       0.04%       0.88%/20/
Western Asset Management U.S.
  Government Portfolio........    0.47%       0.25%      0.03%      --     0.75%       0.01%       0.74%/21/
                                                                                   -------------------------

    Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the underlying fund prospectus for more information.

------------------------------------------------------------------------------

/1/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.725% of the Portfolio's average daily net assets exceeding $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

/2/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.83% of the Portfolio's average daily net assets from $250 million to $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

/3/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive a portion of its management fee reflecting the difference, if any, between the subadvisory fee payable by MetLife Advisers, LLC to the Portfolio's subadviser that is calculated based solely on the assets of the Portfolio and the fee that is calculated when the Portfolio's assets are aggregated with those of certain other portfolios. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Trustees of the Portfolio.

/4/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.05%, excluding 12b-1 fees and acquired fund fees and expenses. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

/5/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.80%, excluding 12b-1 fees. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

/6/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive a portion of the Management Fee reflecting the difference, if any, between the subadvisory fee payable by the Adviser to the Subadviser that is calculated based solely on the assets of the Portfolio and the fee that is calculated when the Portfolio's assets are aggregated with those of certain other portfolios. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Trustees of the Portfolio.

/7/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

/8/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

/9/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

/10/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.

/11/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.

 /12/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.68% for the first $250 million of the Portfolio's average daily net assets, 0.625% for the next $500 million, 0.60% for the next $250 million and 0.55% on amounts over $1billion. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.

/13/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.

 /14/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion and 0.625% on amounts over $4.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.

/15/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.85% for the first $500 million of the Portfolio's average daily net assets and 0.80% on amounts over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.

/16/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.85% for the first $100 million of the Portfolio's average daily net assets and 0.80% on amounts over $100 million. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.

/17/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) of each Class of the Portfolio to 0.10% of the average daily net assets of the Class A shares and 0.35% of the average daily net assets of the Class B shares. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.

/18/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.

/19/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.825% for the first $500 million of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.

/20/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.595% for the first $500 million of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.

/21/Metlife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.50% for the amounts over $200 million but less than $500 million. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.

  EXAMPLES
  These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, annual contract fees, if any, separate account charges, and underlying Portfolio fees and expenses.

  Examples 1 through 3 assume you purchased the Contract with optional benefits that resulted in the highest possible combination of charges. Examples 4 through 6 assume you purchased the Contract with no optional benefits that resulted in the least expensive combination of charges. Example 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  there was no allocation to the Fixed Interest Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios (without reimbursement and/or waiver of expenses);
 .  you select the B Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Annual Step-Up Death Benefit; and
 .  you select the Lifetime Withdrawal Guarantee Benefit.

  You surrender your Contract, with applicable withdrawal charges deducted.

                                                     1      3      5     10
                                                    YEAR  YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum......................................... $1,289 $1,997 $2,735 $4,472
  Minimum......................................... $1,216 $1,780 $2,375 $3,741

  You do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges will be deducted).

                                                     1     3      5     10
                                                    YEAR YEARS  YEARS  YEARS
   --------------------------------------------------------------------------
   Maximum......................................... $378 $1,160 $1,976 $4,175
   Minimum......................................... $298   $922 $1,584 $3,418

  Example 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  there was no allocation to the Fixed Interest Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios (without reimbursement and/or waiver of expenses);
 .  you select the C Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Annual Step-Up Death Benefit; and
 .  you select the Lifetime Withdrawal Guarantee Benefit.

  You fully surrender your Contract, you elect to annuitize (select a pay-out option with an income payment type under which you receive income payments over your lifetime) or you do not elect to annuitize (no withdrawal charges apply to the C Class).

                                                     1     3      5     10
                                                    YEAR YEARS  YEARS  YEARS
   --------------------------------------------------------------------------
   Maximum......................................... $408 $1,248 $2,119 $4,442
   Minimum......................................... $328 $1,012 $1,733 $3,710

  Example 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  there was no allocation to the Fixed Interest Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios (without reimbursement and/or waiver of expenses);
 .  you select the L Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Annual Step-Up Death Benefit; and
 .  you select the Lifetime Withdrawal Guarantee Benefit.

  You fully surrender your Contract, with applicable withdrawal charges deducted.

                                                     1      3      5     10
                                                    YEAR  YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum......................................... $1,302 $1,852 $2,518 $4,310
  Minimum......................................... $1,230 $1,631 $2,149 $3,565

  You do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges will be deducted).

                                                     1     3      5     10
                                                    YEAR YEARS  YEARS  YEARS
   --------------------------------------------------------------------------
   Maximum......................................... $393 $1,204 $2,048 $4,310
   Minimum......................................... $313   $967 $1,658 $3,565

  Example 4. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  there was no allocation to the Fixed Interest Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios (without reimbursement and/or waiver of expenses);
 .  you select the B Class; and
 .  the underlying Portfolio earns a 5% annual return.
  You surrender your Contract, with applicable charges deducted.

                                                      1      3      5     10
                                                     YEAR  YEARS  YEARS  YEARS
 ------------------------------------------------------------------------------
 Maximum........................................... $1,189 $1,690 $2,210 $3,313
 Minimum........................................... $1,116 $1,470 $1,840 $2,534

  You do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges will be deducted).

                                                     1     3     5     10
                                                    YEAR YEARS YEARS  YEARS
   -------------------------------------------------------------------------
   Maximum......................................... $269 $824  $1,405 $2,976
   Minimum......................................... $189 $583  $1,003 $2,169

  Example 5. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  there was no allocation to the Fixed Interest Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios (without reimbursement and/or waiver of expenses);
 .  you select the C Class; and
 .  the underlying Portfolio earns a 5% annual return.

  You fully surrender your Contract, you elect to annuitize (select a pay-out option with an income payment type under which you receive income payments over your lifetime) or you do not elect to annuitize (no withdrawal charges apply to the C Class).

                                                     1     3     5     10
                                                    YEAR YEARS YEARS  YEARS
   -------------------------------------------------------------------------
   Maximum......................................... $299 $913  $1,552 $3,261
   Minimum......................................... $219 $674  $1,156 $2,480

  Example 6. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  there was no allocation to the Fixed Interest Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios (without reimbursement and/or waiver of expenses);
 .  you select the L Class; and
 .  the underlying Portfolio earns a 5% annual return.

  You surrender your Contract, with applicable charges deducted.

                                                      1      3      5     10
                                                     YEAR  YEARS  YEARS  YEARS
 ------------------------------------------------------------------------------
 Maximum........................................... $1,203 $1,539 $1,978 $3,119
 Minimum........................................... $1,130 $1,316 $1,599 $2,325

  You do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges will be deducted).

                                                     1     3     5     10
                                                    YEAR YEARS YEARS  YEARS
   -------------------------------------------------------------------------
   Maximum......................................... $284 $869  $1,479 $3,119
   Minimum......................................... $204 $629  $1,079 $2,325

   ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

       See Appendix III.

METLIFE

      Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a leading provider of insurance, annuities, and employee benefits programs with operations throughout the United
States. The Company offers life insurance and annuities to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. The Company was formed under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. is a leading global provider of insurance, annuities and employee benefit programs, serving 90 million customers in over 60 countries. Through its subsidiaries and affiliates, MetLife, Inc. holds leading market positions in the United States, Japan, Latin America, Asia Pacific, Europe and the Middle East.

METROPOLITAN LIFE

SEPARATE ACCOUNT E

       We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the MetLife Financial Freedom Select Variable Annuity
Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

We are obligated to pay all money we owe under the Contracts--such as death benefits and income payments--even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account are also paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

VARIABLE ANNUITIES

    This Prospectus describes a type of variable annuity, a Deferred Annuity. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity and your income payments under a variable pay-out option of your Deferred Annuity may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." The Fixed Interest Account is not available to all contract owners. The Fixed Interest Account offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts). The Fixed Interest Account is not available with a Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit. The variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

REPLACEMENT OF ANNUITY CONTRACTS

EXCHANGE PROGRAMS: From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the Deferred Annuity offered by this Prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Deferred Annuity, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Balance of this Deferred Annuity attributable to the exchanged assets will not be subject to any withdrawal charge. Any additional purchase payments contributed to the new Deferred Annuity will be subject to all fees and charges, including the withdrawal charge described in the current Prospectus for the new Deferred Annuity. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered by this Prospectus. Then, you should compare the fees and charges (E.G., the death benefit charges, the living benefit charges, and the separate account charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax-purposes; however, you should consult your tax adviser before making any such exchange.

OTHER EXCHANGES: Generally, you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this Prospectus, unless the exchange occurs under one of our exchange programs described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this Deferred Annuity. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payments from your existing insurance company, the issuance of the Deferred Annuity may be delayed. Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Deferred Annuity, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.

THE DEFERRED ANNUITY

     You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All TSA plans (ERISA and non-ERISA), IRAs (including SEPs and SIMPLE IRAs), 457(b) plans and 403(a) arrangements receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding TSA ERISA or non-ERISA plans, IRAs (including SEPs and SIMPLE IRAs), 457(b) plans and 403(a) arrangements with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity, such as the availability of a guaranteed income for life, the death benefits or the other optional benefits available under this Deferred Annuity.

Under the Internal Revenue Code ("Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All

Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when you either take all of your money out of the account or elect income payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer the insurance benefit of income payment options, including our guarantee of income for your lifetime, they are "annuities."

The Deferred Annuity is offered in several variations, which we call "classes." Your employer, association or other group contract holder may limit the availability of certain classes. If available, only the C Class is available to the 457(b) Deferred Annuity issued to state and local governments in New York State. Each has its own Separate Account charge and applicable withdrawal charge (except C Class which has no withdrawal charges). The Deferred Annuity also offers you the opportunity to choose optional benefits, each for a charge in addition to the Separate Account charge with the Standard Death Benefit for that class. If you purchase the optional death benefit you receive the optional benefit in place of the Standard Death Benefit. In deciding what class of the Deferred Annuity to purchase, you should consider the amount of Separate Account and withdrawal charges you are willing to bear relative to your needs. In deciding whether to purchase the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs. Unless you tell us otherwise, we will assume that you are purchasing the B Class Deferred Annuity with the Standard Death Benefit and no optional benefits. These optional benefits are:

..   an Annual Step-Up Death Benefit;

..   a Guaranteed Minimum Income Benefit; and

..   a Lifetime Withdrawal Guarantee Benefit.

Each of these optional benefits is described in more detail later in this Prospectus. Optional benefits may not be available in all states.

We may restrict the investment choices available to you if you select certain optional benefits. These restrictions are intended to reduce the risk of investment losses which could require the Company to use its general account assets to pay amounts due under the selected optional benefit.

Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your Contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the Prospectus describing such benefits and guarantees.

We make available other classes of the Deferred Annuity based upon the characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, the facility by which purchase payments will be paid, aggregate amount of anticipated purchase payments or anticipated persistency. The availability of other classes to contract owners will be made in a reasonable manner and will not be unfairly discriminatory to the interests of any contract owner.

CLASSES OF THE DEFERRED ANNUITY

B CLASS

The B Class has a 1.15% annual Separate Account charge (1.40% in the case of each American Funds(R) investment division) and a declining twelve year (ten years for a Deferred Annuity issued in Connecticut and certain other states) withdrawal charge on the amount withdrawn. If you choose the optional death benefit, the Separate Account charge would be 1.25% or, in the case of each American Funds(R) investment division, 1.50%.

C CLASS

The C Class has a 1.45% annual Separate Account charge (1.70% in the case of each American Funds(R) investment division) and no withdrawal charge. If you choose the optional death benefit, the Separate Account charge would be 1.55% or, in the case of each American Funds(R) investment division, 1.80%.

L CLASS

The L Class has a 1.30% annual Separate Account charge (1.55% in the case of each American Funds(R) investment division) and a declining seven year withdrawal charge on the amount withdrawn. If you choose the optional death benefit, the Separate Account charge would be 1.40% or, in the case of each American Funds(R) investment division, 1.65%.

ELIGIBLE ROLLOVER DISTRIBUTION AND DIRECT TRANSFER CREDIT FOR B AND L CLASSES

During the first two Contract Years, for the B and L Classes, we currently credit 3% (2% in New York State) to each of your purchase payments which consist of money from eligible rollover distributions or direct transfers from annuities or mutual funds that are not products of MetLife or its affiliates. (For Deferred Annuities issued in Connecticut and certain other states, the credit also applies to purchase payments which consist of money from eligible rollover distributions or direct transfers from annuities and mutual funds that are products of MetLife or its affiliates. For Deferred Annuities issued in New York State, the credit applies to purchase payments made from salary reductions and from eligible rollover distributions or direct transfers from annuities or mutual funds that are not products of MetLife or its affiliates.) The credit may not be available in all states. Your employer, association or other group contract holder may limit the availability of the rollover distribution and direct transfer credit. The credit will be applied pro-rata to the Fixed Interest Account, if available, and the investment divisions of the Separate Account based upon your allocation for your purchase payments at the time the transfer or rollover amount is credited. You may only receive the 3% credit if you are less than 66 years old at date of issue. The credit is provided, based upon certain savings we realize, instead of reducing expenses directly. You do not pay any additional charge to receive the credit.

For 457(b), 403(a) and TSA ERISA Deferred Annuities, the eligible rollover distribution and direct transfer credit amounts must be allocated to the Fixed Interest Account and remain in the Fixed Interest Account for a period of five years to receive the credit. If the amount is withdrawn prior to the fifth year, the entire credit will be forfeited. If a portion is withdrawn prior to the fifth year, a portion of the credit that is in the same proportion as the withdrawal is to the applicable eligible rollover distribution and direct transfer credit will be forfeited.

For the TSA Deferred Annuity, any 3% credit does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". Your exercise of the "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). We then will refund either your purchase payments or Account Balance, depending upon your state law. In the case of a refund of Account Balance, the refunded amount will include any investment performance on amounts attributable to the 3% credit. If there have been any losses from the investment performance on the amounts attributable to the 3% credit, we will bear that loss.

YOUR INVESTMENT CHOICES

The Metropolitan Fund, the Calvert Fund, the Met Investors Fund and the American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. You should read these prospectuses carefully before making purchase payments to the investment divisions. Except for the Calvert Fund, all classes of shares available to the Deferred Annuities have a 12b-1 Plan fee.

The investment choices are listed in alphabetical order below, (based upon the Portfolios' legal names). (See Appendix IV Portfolio Legal and Marketing Names.) The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The degree of investment risk you assume will depend on the investment divisions you choose. While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.

Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 1-800-638-7732, or through your registered representative. We do not guarantee the investment results of the Portfolios.

METROPOLITAN FUND ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio and the MetLife Moderate to Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying Portfolios in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not, however, receive asset allocation services provided by MetLife Advisers, LLC.

MET INVESTORS FUND ASSET ALLOCATION PORTFOLIOS

The American Funds(R) Balanced Allocation Portfolio, the American Funds(R) Growth Allocation Portfolio and the American Funds(R) Moderate Allocation Portfolio, also known as "asset allocation portfolios", are "funds of funds" Portfolios that invest substantially all of their assets in portfolios of the American Funds Insurance Series(R). Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Underlying portfolios consist of American Funds(R) Portfolios that are currently available for investment directly under the Contract and other underlying American Funds portfolios which are not made available directly under the Contract.

The MetLife Aggressive Strategy Portfolio, also known as an "asset allocation portfolio", is a "fund of funds" Portfolio that invests substantially all of its assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, this asset allocation portfolio will bear its pro-rata share of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of the Portfolio. The expense level will vary over time, depending on the mix of underlying Portfolios in which the MetLife Aggressive Strategy Portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in this asset allocation portfolio. A Contract owner who chooses to invest directly in the underlying Portfolios would not however receive asset allocation services provided by MetLife Advisers, LLC.

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

The Met/Franklin Templeton Founding Strategy Portfolio is a "funds of funds" Portfolio that invests equally in three other portfolios of the Met Investors
Fund: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.

EXCHANGE-TRADED FUNDS PORTFOLIOS

The SSgA Growth ETF Portfolio and the SSgA Growth and Income ETF Portfolio are asset allocation Portfolios and "funds of funds" which invest substantially all of their assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, each Portfolio also will bear its pro-rata portion of the fees and expenses incurred by the Underlying ETF or other investment company in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the Portfolios. The expense levels will vary over time depending on the mix of Underlying ETFs in which these Portfolios invest.

The current Portfolios are listed below, along with their investment managers and any sub-investment manager.




                   PORTFOLIO                                    INVESTMENT OBJECTIVE
                   ---------                                    --------------------
                                                             AMERICAN FUNDS(R)
                                                             --------------
AMERICAN FUNDS BOND FUND                          SEEKS AS HIGH A LEVEL OF CURRENT INCOME AS IS
                                                  CONSISTENT WITH THE PRESERVATION OF CAPITAL.
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION        SEEKS LONG-TERM GROWTH OF CAPITAL.
FUND
AMERICAN FUNDS GROWTH FUND                        SEEKS GROWTH OF CAPITAL.
AMERICAN FUNDS GROWTH-INCOME FUND                 SEEKS LONG-TERM GROWTH OF CAPITAL AND
                                                  INCOME.
                                                                CALVERT FUND
                                                                ------------
CALVERT VP SRI BALANCED PORTFOLIO                 SEEKS TO ACHIEVE A COMPETITIVE TOTAL RETURN
                                                  THROUGH AN ACTIVELY MANAGED PORTFOLIO OF
                                                  STOCKS, BONDS AND MONEY MARKET INSTRUMENTS
                                                  WHICH OFFER INCOME AND CAPITAL GROWTH
                                                  OPPORTUNITY AND WHICH SATISFY THE INVESTMENT
                                                  CRITERIA, INCLUDING FINANCIAL, SUSTAINABILITY AND
                                                  SOCIAL RESPONSIBILITY FACTORS.
                                                             MET INVESTORS FUND
                                                             ------------------
AMERICAN FUNDS(R) BALANCED ALLOCATION PORTFOLIO   SEEKS A BALANCE BETWEEN A HIGH LEVEL OF
                                                  CURRENT INCOME AND GROWTH OF CAPITAL, WITH A
                                                  GREATER EMPHASIS ON GROWTH OF CAPITAL.
AMERICAN FUNDS(R) GROWTH ALLOCATION PORTFOLIO     SEEKS GROWTH OF CAPITAL.
AMERICAN FUNDS(R) MODERATE ALLOCATION PORTFOLIO   SEEKS A HIGH TOTAL RETURN IN THE FORM OF
                                                  INCOME AND GROWTH OF CAPITAL, WITH A GREATER
                                                  EMPHASIS ON INCOME.


                                                            INVESTMENT MANAGER/
                                                            -------------------
                   PORTFOLIO                              SUB-INVESTMENT MANAGER
                   ---------                              ----------------------
                                                             AMERICAN FUNDS(R)
                                                             --------------
AMERICAN FUNDS BOND FUND                          CAPITAL RESEARCH AND MANAGEMENT COMPANY

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION        CAPITAL RESEARCH AND MANAGEMENT COMPANY
FUND
AMERICAN FUNDS GROWTH FUND                        CAPITAL RESEARCH AND MANAGEMENT COMPANY
AMERICAN FUNDS GROWTH-INCOME FUND                 CAPITAL RESEARCH AND MANAGEMENT COMPANY

                                                                CALVERT FUND
                                                                ------------
CALVERT VP SRI BALANCED PORTFOLIO                 CALVERT INVESTMENT MANAGEMENT, INC.






                                                             MET INVESTORS FUND
                                                             ------------------
AMERICAN FUNDS(R) BALANCED ALLOCATION PORTFOLIO   METLIFE ADVISERS, LLC


AMERICAN FUNDS(R) GROWTH ALLOCATION PORTFOLIO     METLIFE ADVISERS, LLC
AMERICAN FUNDS(R) MODERATE ALLOCATION PORTFOLIO   METLIFE ADVISERS, LLC





                PORTFOLIO                                 INVESTMENT OBJECTIVE
                ---------                                 --------------------
BLACKROCK LARGE CAP CORE PORTFOLIO          SEEKS LONG-TERM CAPITAL GROWTH.


CLARION GLOBAL REAL ESTATE PORTFOLIO        SEEKS TOTAL RETURN THROUGH INVESTMENT IN REAL
                                            ESTATE SECURITIES, EMPHASIZING BOTH CAPITAL
                                            APPRECIATION AND CURRENT INCOME.
HARRIS OAKMARK INTERNATIONAL PORTFOLIO      SEEKS LONG-TERM CAPITAL APPRECIATION.


INVESCO SMALL CAP GROWTH PORTFOLIO          SEEKS LONG-TERM GROWTH OF CAPITAL.


JANUS FORTY PORTFOLIO                       SEEKS CAPITAL APPRECIATION.


LAZARD MID CAP PORTFOLIO                    SEEKS LONG-TERM GROWTH OF CAPITAL.


LORD ABBETT BOND DEBENTURE PORTFOLIO        SEEKS HIGH CURRENT INCOME AND THE OPPORTUNITY
                                            FOR CAPITAL APPRECIATION TO PRODUCE A HIGH TOTAL
                                            RETURN.
MET/FRANKLIN INCOME PORTFOLIO               SEEKS TO MAXIMIZE INCOME WHILE MAINTAINING
                                            PROSPECTS FOR CAPITAL APPRECIATION.

MET/FRANKLIN LOW DURATION TOTAL RETURN      SEEKS A HIGH LEVEL OF CURRENT INCOME, WHILE
PORTFOLIO                                   SEEKING PRESERVATION OF SHAREHOLDERS' CAPITAL.

MET/FRANKLIN MUTUAL SHARES PORTFOLIO        SEEKS CAPITAL APPRECIATION, WHICH MAY
                                            OCCASIONALLY BE SHORT-TERM. THE PORTFOLIO'S
                                            SECONDARY INVESTMENT OBJECTIVE IS INCOME.
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY    PRIMARILY SEEKS CAPITAL APPRECIATION AND
PORTFOLIO                                   SECONDARILY SEEKS INCOME.
MET/TEMPLETON GROWTH PORTFOLIO              SEEKS LONG-TERM CAPITAL GROWTH.


METLIFE AGGRESSIVE STRATEGY PORTFOLIO       SEEKS GROWTH OF CAPITAL.
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO     SEEKS CAPITAL APPRECIATION.


MORGAN STANLEY MID CAP GROWTH PORTFOLIO     SEEKS CAPITAL APPRECIATION.


OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO  SEEKS CAPITAL APPRECIATION.


PIMCO INFLATION PROTECTED BOND PORTFOLIO    SEEKS MAXIMUM REAL RETURN, CONSISTENT WITH
                                            PRESERVATION OF CAPITAL AND PRUDENT
                                            INVESTMENT MANAGEMENT.
PIMCO TOTAL RETURN PORTFOLIO                SEEKS MAXIMUM TOTAL RETURN, CONSISTENT WITH
                                            THE PRESERVATION OF CAPITAL AND PRUDENT
                                            INVESTMENT MANAGEMENT.
RCM TECHNOLOGY PORTFOLIO                    SEEKS CAPITAL APPRECIATION; NO CONSIDERATION IS
                                            GIVEN TO INCOME.

SSGA GROWTH AND INCOME ETF PORTFOLIO        SEEKS GROWTH OF CAPITAL AND INCOME.




                                                       INVESTMENT MANAGER/
                                                       -------------------
                PORTFOLIO                             SUB-INVESTMENT MANAGER
                ---------                             ----------------------
BLACKROCK LARGE CAP CORE PORTFOLIO          METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: BLACKROCK
                                            ADVISORS, LLC
CLARION GLOBAL REAL ESTATE PORTFOLIO        METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: ING CLARION REAL
                                            ESTATE SECURITIES LLC
HARRIS OAKMARK INTERNATIONAL PORTFOLIO      METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: HARRIS ASSOCIATES
                                            L.P.
INVESCO SMALL CAP GROWTH PORTFOLIO          METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: INVESCO ADVISERS,
                                            INC.
JANUS FORTY PORTFOLIO                       METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: JANUS CAPITAL
                                            MANAGEMENT LLC
LAZARD MID CAP PORTFOLIO                    METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: LAZARD ASSET
                                            MANAGEMENT LLC
LORD ABBETT BOND DEBENTURE PORTFOLIO        METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: LORD, ABBETT & CO.
                                            LLC
MET/FRANKLIN INCOME PORTFOLIO               METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: FRANKLIN ADVISERS,
                                            INC.
MET/FRANKLIN LOW DURATION TOTAL RETURN      METLIFE ADVISERS, LLC
PORTFOLIO                                   SUB-INVESTMENT MANAGER: FRANKLIN ADVISERS,
                                            INC.
MET/FRANKLIN MUTUAL SHARES PORTFOLIO        METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: FRANKLIN MUTUAL
                                            ADVISERS, LLC
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY    METLIFE ADVISERS, LLC
PORTFOLIO
MET/TEMPLETON GROWTH PORTFOLIO              METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: TEMPLETON GLOBAL
                                            ADVISORS LIMITED
METLIFE AGGRESSIVE STRATEGY PORTFOLIO       METLIFE ADVISERS, LLC
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO     METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: MASSACHUSETTS
                                            FINANCIAL SERVICES COMPANY
MORGAN STANLEY MID CAP GROWTH PORTFOLIO     METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: MORGAN STANLEY
                                            INVESTMENT MANAGEMENT INC.
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO  METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER:
                                            OPPENHEIMERFUNDS, INC.
PIMCO INFLATION PROTECTED BOND PORTFOLIO    METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: PACIFIC INVESTMENT
                                            MANAGEMENT COMPANY LLC
PIMCO TOTAL RETURN PORTFOLIO                METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: PACIFIC INVESTMENT
                                            MANAGEMENT COMPANY LLC
RCM TECHNOLOGY PORTFOLIO                    METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: RCM CAPITAL
                                            MANAGEMENT LLC
SSGA GROWTH AND INCOME ETF PORTFOLIO        METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: SSGA FUNDS
                                            MANAGEMENT, INC.



                 PORTFOLIO                               INVESTMENT OBJECTIVE
                 ---------                               --------------------
SSGA GROWTH ETF PORTFOLIO                    SEEKS GROWTH OF CAPITAL.


T. ROWE PRICE MID CAP GROWTH PORTFOLIO       SEEKS LONG-TERM GROWTH OF CAPITAL.


THIRD AVENUE SMALL CAP VALUE PORTFOLIO       SEEKS LONG-TERM CAPITAL APPRECIATION.


                                                         METROPOLITAN FUND
                                                         -----------------
BARCLAYS CAPITAL AGGREGATE BOND INDEX        SEEKS TO EQUAL THE PERFORMANCE OF THE
PORTFOLIO                                    BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX.

BLACKROCK BOND INCOME PORTFOLIO              SEEKS A COMPETITIVE TOTAL RETURN PRIMARILY
                                             FROM INVESTING IN FIXED-INCOME SECURITIES.

BLACKROCK LARGE CAP VALUE PORTFOLIO          SEEKS LONG-TERM GROWTH OF CAPITAL.


BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO  SEEKS LONG-TERM GROWTH OF CAPITAL.


DAVIS VENTURE VALUE PORTFOLIO                SEEKS GROWTH OF CAPITAL.


FI VALUE LEADERS PORTFOLIO                   SEEKS LONG-TERM GROWTH OF CAPITAL.


LOOMIS SAYLES SMALL CAP CORE PORTFOLIO       SEEKS LONG-TERM CAPITAL GROWTH FROM
                                             INVESTMENTS IN COMMON STOCKS OR OTHER EQUITY
                                             SECURITIES.
LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO     SEEKS LONG-TERM CAPITAL GROWTH.


MET/ARTISAN MID CAP VALUE PORTFOLIO          SEEKS LONG-TERM CAPITAL GROWTH.


METLIFE CONSERVATIVE ALLOCATION PORTFOLIO    SEEKS A HIGH LEVEL OF CURRENT INCOME, WITH
                                             GROWTH OF CAPITAL AS A SECONDARY OBJECTIVE.
METLIFE CONSERVATIVE TO MODERATE ALLOCATION  SEEKS HIGH TOTAL RETURN IN THE FORM OF INCOME
PORTFOLIO                                    AND GROWTH OF CAPITAL, WITH A GREATER
                                             EMPHASIS ON INCOME.
METLIFE MID CAP STOCK INDEX PORTFOLIO        SEEKS TO EQUAL THE PERFORMANCE OF THE
                                             STANDARD & POOR'S MIDCAP 400(R) COMPOSITE
                                             STOCK PRICE INDEX.
METLIFE MODERATE ALLOCATION PORTFOLIO        SEEKS A BALANCE BETWEEN A HIGH LEVEL OF
                                             CURRENT INCOME AND GROWTH OF CAPITAL, WITH A
                                             GREATER EMPHASIS ON GROWTH OF CAPITAL.
METLIFE MODERATE TO AGGRESSIVE ALLOCATION    SEEKS GROWTH OF CAPITAL.
PORTFOLIO
METLIFE STOCK INDEX PORTFOLIO                SEEKS TO EQUAL THE PERFORMANCE OF THE
                                             STANDARD & POOR'S 500(R) COMPOSITE STOCK
                                             PRICE INDEX.
MFS(R) TOTAL RETURN PORTFOLIO                SEEKS A FAVORABLE TOTAL RETURN THROUGH
                                             INVESTMENT IN A DIVERSIFIED PORTFOLIO.

MFS(R) VALUE PORTFOLIO                       SEEKS CAPITAL APPRECIATION.


MORGAN STANLEY EAFE(R) INDEX PORTFOLIO       SEEKS TO EQUAL THE PERFORMANCE OF THE MSCI
                                             EAFE(R) INDEX.

                                                       INVESTMENT MANAGER/
                                                       -------------------
                 PORTFOLIO                            SUB-INVESTMENT MANAGER
                 ---------                            ----------------------
SSGA GROWTH ETF PORTFOLIO                    METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: SSGA FUNDS
                                             MANAGEMENT, INC.
T. ROWE PRICE MID CAP GROWTH PORTFOLIO       METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: T. ROWE PRICE
                                             ASSOCIATES, INC.
THIRD AVENUE SMALL CAP VALUE PORTFOLIO       METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: THIRD AVENUE
                                             MANAGEMENT LLC
                                                         METROPOLITAN FUND
                                                         -----------------
BARCLAYS CAPITAL AGGREGATE BOND INDEX        METLIFE ADVISERS, LLC
PORTFOLIO                                    SUB-INVESTMENT MANAGER: METLIFE
                                             INVESTMENT ADVISORS COMPANY, LLC
BLACKROCK BOND INCOME PORTFOLIO              METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: BLACKROCK
                                             ADVISORS, LLC
BLACKROCK LARGE CAP VALUE PORTFOLIO          METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: BLACKROCK
                                             ADVISORS, LLC
BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO  METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: BLACKROCK
                                             ADVISORS, LLC
DAVIS VENTURE VALUE PORTFOLIO                METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: DAVIS SELECTED
                                             ADVISERS, L.P.
FI VALUE LEADERS PORTFOLIO                   METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: PYRAMIS GLOBAL
                                             ADVISORS, LLC
LOOMIS SAYLES SMALL CAP CORE PORTFOLIO       METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: LOOMIS, SAYLES &
                                             COMPANY, L.P.
LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO     METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: LOOMIS, SAYLES &
                                             COMPANY, L.P.
MET/ARTISAN MID CAP VALUE PORTFOLIO          METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: ARTISAN PARTNERS
                                             LIMITED PARTNERSHIP
METLIFE CONSERVATIVE ALLOCATION PORTFOLIO    METLIFE ADVISERS, LLC

METLIFE CONSERVATIVE TO MODERATE ALLOCATION  METLIFE ADVISERS, LLC
PORTFOLIO

METLIFE MID CAP STOCK INDEX PORTFOLIO        METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: METLIFE
                                             INVESTMENT ADVISORS COMPANY, LLC
METLIFE MODERATE ALLOCATION PORTFOLIO        METLIFE ADVISERS, LLC


METLIFE MODERATE TO AGGRESSIVE ALLOCATION    METLIFE ADVISERS, LLC
PORTFOLIO
METLIFE STOCK INDEX PORTFOLIO                METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: METLIFE
                                             INVESTMENT ADVISORS COMPANY, LLC
MFS(R) TOTAL RETURN PORTFOLIO                METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: MASSACHUSETTS
                                             FINANCIAL SERVICES COMPANY
MFS(R) VALUE PORTFOLIO                       METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: MASSACHUSETTS
                                             FINANCIAL SERVICES COMPANY
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO       METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: METLIFE
                                             INVESTMENT ADVISORS COMPANY, LLC

                                                                                                    INVESTMENT MANAGER/
                                                                                                    -------------------
               PORTFOLIO                               INVESTMENT OBJECTIVE                       SUB-INVESTMENT MANAGER
               ---------                               --------------------                       ----------------------
NEUBERGER BERMAN GENESIS PORTFOLIO        SEEKS HIGH TOTAL RETURN, CONSISTING PRINCIPALLY  METLIFE ADVISERS, LLC
                                          OF CAPITAL APPRECIATION.                         SUB-INVESTMENT MANAGER: NEUBERGER
                                                                                           BERMAN MANAGEMENT LLC
NEUBERGER BERMAN MID CAP VALUE PORTFOLIO  SEEKS CAPITAL GROWTH.                            METLIFE ADVISERS, LLC
                                                                                           SUB-INVESTMENT MANAGER: NEUBERGER
                                                                                           BERMAN MANAGEMENT LLC
RUSSELL 2000(R) INDEX PORTFOLIO           SEEKS TO EQUAL THE PERFORMANCE OF THE RUSSELL    METLIFE ADVISERS, LLC
                                          2000(R) INDEX.                                   SUB-INVESTMENT MANAGER: METLIFE
                                                                                           INVESTMENT ADVISORS COMPANY, LLC
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO  SEEKS LONG-TERM GROWTH OF CAPITAL AND,           METLIFE ADVISERS, LLC
                                          SECONDARILY, DIVIDEND INCOME.                    SUB-INVESTMENT MANAGER: T. ROWE PRICE
                                                                                           ASSOCIATES, INC.
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO  SEEKS LONG-TERM CAPITAL GROWTH.                  METLIFE ADVISERS, LLC
                                                                                           SUB-INVESTMENT MANAGER: T. ROWE PRICE
                                                                                           ASSOCIATES, INC.
WESTERN ASSET MANAGEMENT STRATEGIC BOND   SEEKS TO MAXIMIZE TOTAL RETURN CONSISTENT        METLIFE ADVISERS, LLC
OPPORTUNITIES PORTFOLIO                   WITH PRESERVATION OF CAPITAL.                    SUB-INVESTMENT MANAGER: WESTERN ASSET
                                                                                           MANAGEMENT COMPANY
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT  SEEKS TO MAXIMIZE TOTAL RETURN CONSISTENT        METLIFE ADVISERS, LLC
PORTFOLIO                                 WITH PRESERVATION OF CAPITAL AND MAINTENANCE     SUB-INVESTMENT MANAGER: WESTERN ASSET
                                          OF LIQUIDITY.                                    MANAGEMENT COMPANY

Some of the investment choices may not be available under the terms of your Deferred Annuity. Your Contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

..   Your employer, association or other group contract holder limits the available investment divisions.

..   We have restricted the available investment divisions.

The investment divisions buy and sell shares of corresponding mutual fund Portfolios. These Portfolios, which are part of either the Metropolitan Fund, the Calvert Fund, the Met Investors Fund or the American Funds(R) invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The Calvert Fund and American Funds(R) Portfolios are made available by the Calvert Fund and the American Funds(R) only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, the Calvert Fund, the Met Investors Fund and the American Funds(R) are each "series" type funds registered with the Securities and Exchange Commission as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund and Met Investors Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolio of the Calvert Fund pays Calvert Asset Management Company, Inc. a monthly fee for its services as its investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the operating expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, the Calvert Fund, the Met Investors Fund and the American Funds(R).

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.

Certain Payments We Receive with Regard to the Portfolios. An investment manager (other than our affiliate MetLife Advisers, LLC) or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Deferred Annuities and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Deferred Annuities and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-investment manager (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies have a joint ownership interest in our affiliated investment manager MetLife Advisers, LLC, which is formed as a "limited liability company". Our ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Portfolios. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the adviser. (See the Table of Expenses for information on the investment management fees paid by the Portfolios.)

Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in the prospectuses for the Portfolios. See the Table of Expenses and "Who Sells the Deferred Annuities". Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolios' investment return.

We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolios' investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of contract value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of contract value to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR DEFERRED ANNUITY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R). (See "Who Sells The Deferred Annuities".)

DEFERRED ANNUITIES



   This Prospectus describes the following Deferred Annuities under which you can accumulate money:


  .   TSA (Tax Sheltered Annuities)

  .   TSA ERISA (Tax Sheltered Annuities subject to ERISA)

  .   SEPs (Simplified Employee Pensions)

  .   SIMPLE IRAs (Savings Incentive Match Plan for Employees
      Individual Retirement Annuities)

  .   457(b)s (Section 457(b) Eligible Deferred Compensation Arrangements)

  .   403(a) Arrangements

A form of the deferred annuity may be issued to a bank that does nothing but hold them as a contract holder.

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

  These Deferred Annuities may be issued either to you as an individual or to a group. You are then a participant under the group's Deferred Annuity. If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, automated investments strategies, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options.

The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity contract and plan document to see how you may be affected. If you are a Texas Optional Retirement Program participant, please see Appendix II for specific information which applies to you.

AUTOMATED INVESTMENT STRATEGIES

  There are four automated investment strategies available to you. We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals. The Index Selector is not available with a Deferred Annuity with the Optional Lifetime Withdrawal Guarantee Benefit. These are available to you without any additional charges. As with any investment program, none of them can guarantee a gain--you can lose money. We may modify or terminate any of the strategies at any time. You may have only one strategy in effect at a time. You may not have a strategy in effect while you also have an outstanding loan. Your employer, association or other group contract holder may limit the availability of any investment strategy.

The Equity Generator(R): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one investment division based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.


The Rebalancer(R): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account, if available. Each quarter we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

The Index Selector(R): You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is allocated among the Barclays Capital Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the selected model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.

In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when you elected the Index Selector strategy. You should consider whether it is appropriate for you to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

The asset allocation models used in the Index Selector strategy may change from time to time. If you are interested in an updated model, please contact your sales representative.

You may choose another Index Selector strategy or terminate your Index Selector strategy at any time. If you choose another Index Selector strategy, you must select from the asset allocation models available at that time. After termination, if you then wish to again select the Index Selector strategy, you must select from the asset allocation models available at that time.

The Allocator/SM/: Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose.

You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.

The Allocator and the Equity Generator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

We will terminate all transactions under any automated investment strategy upon notification in good order of your death.

PURCHASE PAYMENTS

  There is no minimum purchase payment. You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through payroll deduction.

We will not issue the Deferred Annuity to you if you are age 80 or older or younger than age 18 for the TSA Deferred Annuity described in this Prospectus. For SEPs and SIMPLE IRAs Deferred Annuities, the minimum issue age is 21. You will not receive the 3% credit associated with the B and L Classes (described in the section titled "Eligible Rollover Distribution and Direct Transfer Credit for B and L Classes") unless you are less than 66 years old at date of issue. We will not accept your purchase payments if you are age 90 or older.

PURCHASE PAYMENTS--SECTION 403(B) PLANS

The Internal Revenue Service announced new regulations affecting Section 403(b) plans and arrangements. As part of these regulations, which are generally effective January 1, 2009, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

In consideration of these regulations, we have determined to only make available the Contract/Certificate for purchase (including transfers) where your employer currently permits salary reduction contributions to be made to the Contract/Certificate.

If your Contract/Certificate was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract/Certificate, we urge you to consult with your tax adviser prior to making additional purchase payments.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account, if available, and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

..   Federal tax laws or regulatory requirements;

..   Our right to limit the total of your purchase payments to $1,000,000;

..   Our right to restrict purchase payments to the Fixed Interest Account if
    (1) the interest rate we credit in the Fixed Interest Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Interest Account balance is equal to or exceeds our maximum for a Fixed Interest Account allocation (e.g., $1,000,000);

..   Participation in the Systematic Withdrawal Program (as described later); and

..   Leaving your job.

THE VALUE OF YOUR INVESTMENT

   Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division (as well as when we apply the Annual Contract Fee and the Guaranteed Minimum Income Benefit charge, if chosen as an optional benefit), accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

..   First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

..   Next, we subtract the daily equivalent of the Separate Account charge (for the class of the Deferred Annuity you have chosen, including any optional benefits) for each day since the last Accumulation Unit Value was calculated; and

..   Finally, we multiply the previous Accumulation Unit Value by this result.


   Examples
   Calculating the Number of Accumulation Units

   Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                  $500 = 50 accumulation units
                   ---
                  $10

   Calculating the Accumulation Unit Value

   Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

   However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFER PRIVILEGE

   You may make tax-free transfers among investment divisions or between the investment divisions and the Fixed Interest Account, if available. For us to process a transfer, you must tell us:

..   The percentage or dollar amount of the transfer;

..   The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

..   The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

..   Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

If you receive the eligible rollover distribution and direct transfer credit and you have a 457(b), 403(a) or TSA ERISA Deferred Annuity, you must allocate this amount to the Fixed Interest Account and you must keep any such amounts in the Fixed Interest Account for five years or you will forfeit the credit.

We reserve the right to restrict transfers to the Fixed Interest Account if (1) the interest rate we credit in the Fixed Interest Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Interest Account balance is equal to or exceeds our maximum for Fixed Interest Account allocations (e.g., $1,000,000).

Your transfer request must be in good order and completed prior to the close of the Exchange on a business day if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

We may require you to use our original forms and maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account).

"MARKET TIMING" POLICIES AND PROCEDURES

The following is a discussion of our market timing policies and procedures. They apply to both the "pay-in" and "pay-out" phase of your Deferred Annuity.

Frequent requests from contract owners to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt Portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Portfolios (i.e., American Funds Global Small Capitalization, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, Loomis Sayles Small Cap Core, Loomis Sayles Small Cap Growth, Lord Abbett Bond Debenture, MFS(R) Research International, Met/Templeton Growth, Morgan Stanley EAFE(R) Index, Neuberger Berman Genesis, Russell 2000(R) Index, T. Rowe Price Small Cap Growth, Third Avenue Small Cap Value, and Western Asset Management Strategic Bond Opportunities--the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were, (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

American Funds(R) Monitoring Policy. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30 day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as

Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, (described below) and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other contract owners or other persons who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate patterns for market timing.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) for shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered in a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, contract owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons we cannot guarantee that the Portfolios (and thus contract owners) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the Portfolio prospectuses for more details.

ACCESS TO YOUR MONEY


   You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal
Program, withdrawals must be at least $500 or the Account Balance, if less. If any withdrawal would decrease your Account Balance below $2,000, we may consider this a request for a full withdrawal. To process your request, we need the following information:

..   The percentage or dollar amount of the withdrawal; and

..   The investment divisions (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from your check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

SYSTEMATIC WITHDRAWAL PROGRAM


If we agree and if approved in your state, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This program is not available under the 457(b) Deferred Annuity issued to tax-exempt organizations. This amount is then paid in equal portions throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option. The Systematic Withdrawal Program is not available to the B and L Classes of the Deferred Annuities until the second Contract Year. The Systematic Withdrawal Program is not available in conjunction with any automated investment strategy.

If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year we recalculate the amount you will receive based on your new Account Balance.

Calculating Your Payment Based on a Percentage Election for the First Contract Year You Elect the Systematic Withdrawal Program: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

Calculating Your Payment for Subsequent Contract Years of the Systematic Withdrawal Program: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.

Selecting a Payment Date: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. (If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should request payment by the 20th of the month.) If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Administrative Office. We will also terminate your participation in the program upon notification in good order of your death.

Systematic Withdrawal Program payments may be subject to a withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

See "Lifetime Withdrawal Guarantee Benefit -- Annual Benefit Payment -- Systematic Withdrawal Program" for more information concerning utilizing the Systematic Withdrawal Program in conjunction with the Lifetime Guaranteed Withdrawal Benefit.

Participation in the Systematic Withdrawal Program is subject to our administrative procedures.

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments. You may not have a Systematic Withdrawal Program in effect if we pay your minimum required distribution in installments. We will terminate your participation in the program upon notification in good order of your death.

CHARGES

  There are two types of charges you pay while you have money in an investment division:

..   Separate Account charge, and

..   Investment-related charge.

We describe these charges below. The amount of the charge may not necessarily correspond to costs associated with providing the services or benefits indicated by the designation of the charge or associated with the Deferred Annuity. For example, the withdrawal charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Deferred Annuity charges.

SEPARATE ACCOUNT CHARGE


Each class of the Deferred Annuity has a different annual Separate Account charge that is expressed as a percentage of average account value. A portion of the annual Separate Account charge is paid to us daily based upon the value of the amount you have in the Separate Account on the day the charge is assessed. You pay an annual Separate Account charge that, during the pay-in phase, for the Standard Death Benefit will not exceed 1.15% for the B Class, 1.45% for the C Class and 1.30% for the L Class of the amounts in the investment divisions or, in the case of each American Funds(R) investment division, 1.40% for the B Class, 1.70% for the C Class and 1.55% for the L Class.

This charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your pay-in phase is larger than your Account Balance. This charge also includes the risk that our expenses in administering the Deferred Annuity may be greater than we estimated. The Separate Account charge also pays us for distribution costs to both our licensed salespersons and other broker-dealers.

The chart below summarizes the maximum Separate Account charge for each class of the Deferred Annuity with each death benefit prior to entering the pay-out phase of the Contract. The Separate Account charge you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges as part of the calculation of the Accumulation Unit Value. We guarantee that the Separate Account insurance-related charge will not increase while you have the Deferred Annuity.

                           SEPARATE ACCOUNT CHARGES*

----------------------------------------------------------------

                                      B Class  C Class  L Class
----------------------------------------------------------------
StandardDeath Benefit                 1.15%    1.45%    1.30%
----------------------------------------------------------------
OptionalAnnual Step-Up Death Benefit  1.25%    1.55%    1.40%
----------------------------------------------------------------

* We currently charge an additional Separate Account charge of 0.25% of average daily net assets in the American Funds Growth-Income, American Funds Growth, American Funds Bond and American Funds Global Small Capitalization investment divisions.

   We reserve the right to impose an additional Separate Account charge on investment divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of average daily net assets in any such investment divisions.

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. The percentage you pay for the investment-related charge depends on which investment divisions you select. Each class of shares available to the Deferred Annuities, except for the Calvert Fund, has a 12b-1 Plan fee, which pays for distribution expenses. Class B shares available in the Metropolitan Fund and the Met Investors Fund have a 0.25% 12b-1 Plan fee. Class C shares available in the Met Investors Fund have a 0.55% 12b-1 Plan fee. Class 2 shares available in the American Funds(R) have a 0.25% 12b-1 Plan fee. The Calvert Fund shares which are available have no 12b-1 Plan fee. Amounts for each investment division for the previous year are listed in the Table of Expenses.

ANNUAL CONTRACT FEE

  There is a $30 Annual Contract Fee which is deducted on a pro-rata basis from the investment divisions on the last business day prior to the Contract
Anniversary. This fee is waived if your total purchase payments for the prior 12 months are at least $2,000 on the day the fee is to be deducted or if your Account Balance is at least $25,000 on the day the fee is to be deducted. This fee will also be waived if you are on medical leave approved by your employer or called to active armed service duty at the time the fee is to be deducted and your employer has informed us of your status. The fee will be deducted at the time of a total withdrawal of your Account Balance on a pro-rata basis (determined based upon the number of complete months that have elapsed since the prior Contract Anniversary). This fee pays us for our miscellaneous administrative costs. These costs which we incur include financial, actuarial, accounting and legal expenses.

We reserve the right to waive the Annual Contract Fee for specific groups based upon the nature of the group, size, aggregate amount of anticipated purchase payments or anticipated persistency. The waiver will be implemented in a reasonable manner and will not be unfairly discriminatory to the interests of any contract owner.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT

The optional Guaranteed Minimum Income Benefit is available for an additional charge of 0.70% of the guaranteed minimum income base (as defined later in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account balance (net of any outstanding loans) and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account). Prior to May 4, 2009, the charge for the optional Guaranteed Minimum Income Benefit is 0.35% of the guaranteed minimum income base. (For employer groups with TSA ERISA, 457(b) and 403(a) Deferred Annuities that were established on or before May 1, 2009 which elected at issue to make available the Guaranteed Minimum Income Benefit under their group contract, participants who submit an application after May 1, 2009, will receive the lower charge of 0.35%.)

OPTIONAL LIFETIME WITHDRAWAL GUARANTEE BENEFIT

The Lifetime Withdrawal Guarantee Benefit is available for an additional charge of 0.95% of the Total Guaranteed Withdrawal Amount, deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance and Separate Account Balance, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on the Contract Anniversary. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. If an Automatic Annual Step-Up occurs under a Lifetime Withdrawal Guarantee Benefit, we may increase the Lifetime Withdrawal Guarantee Benefit charge to the then current charge for the same optional benefit, but no more than a maximum of 0.95%. If the Lifetime Withdrawal Guarantee Benefit is in effect, the charge will continue even if your Remaining Guaranteed Withdrawal Amount equals zero. Prior to May 4, 2009, the charge for the optional Lifetime Withdrawal Guarantee Benefit prior to any Automatic Step-Up is 0.50% of the Total Guaranteed Withdrawal Amount and the maximum charge upon an Automatic Annual Step-Up is 0.95%.

PREMIUM AND OTHER TAXES

  Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently depend on the Deferred Annuity you purchase and your home state or jurisdiction. The chart in Appendix I shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

WITHDRAWAL CHARGES


   A withdrawal charge may apply if you make a withdrawal from your Deferred Annuity. There are no withdrawal charges for the C Class Deferred Annuity or in certain situations or upon the occurrence of certain events (see "When No Withdrawal Charges Applies"). A withdrawal charge may be assessed if amounts are withdrawn pursuant to divorce or a separation instrument, if permissible under tax law. The withdrawal charge will be determined separately for each investment division from which a withdrawal is made. The withdrawal charge is assessed against the amount withdrawn.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest.

For partial withdrawals, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the withdrawal charge, or if the withdrawal leaves an Account Balance that is less than the minimum required.

The withdrawal charge on the amount withdrawn for each class is as follows:


           IF WITHDRAWN DURING CONTRACT YEAR  B CLASS C CLASS L CLASS
           ---------------------------------  ------- ------- -------
                      1......................    9%    None      9%
                      2......................    9%              8%
                      3......................    9%              7%
                      4......................    9%              6%
                      5......................    8%              5%
                      6......................    7%              4%
                      7......................    6%              2%
                      8......................    5%              0%
                      9......................    4%              0%
                      10.....................    3%              0%
                      11.....................    2%              0%
                      12.....................    1%              0%
                      Thereafter.............    0%              0%

(For Deferred Annuities issued in Connecticut and certain other states or for public school employees in certain states, the withdrawal charge for the B Class is as follows: During Contract Year 1: 10%, Year 2: 9%, Year 3: 8%, Year 4: 7%, Year 5: 6%, Year 6: 5%, Year 7: 4%, Year 8: 3%, Year 9: 2%, Year 10: 1%,
Year 11 and thereafter: 0%.)

(For Deferred Annuities issued in New York and certain other states, the withdrawal charges for the B Class are as follows: during Contract Year 1: 9%; Year 2: 9%; Year 3: 8%; Year 4: 7%; Year 5: 6%; Year 6: 5%; Year 7: 4%; Year 8:
3%; Year 9: 2%; Year 10: 1%; Year 11 and thereafter: 0%.)

The withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the Separate Account charge to pay for our costs to sell the Deferred Annuities which exceed the amount of withdrawal charges we collect.

WHEN NO WITHDRAWAL CHARGE APPLIES


In some cases, we will not charge you the withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any of the conditions listed below.


You do not pay a withdrawal charge:

..   If you have a C Class Deferred Annuity.

..   On transfers you make within your Deferred Annuity among the investment divisions and transfers to or from the Fixed Interest Account.

..   On the amount surrendered after twelve Contract Years (ten years in
    Connecticut and certain other states) for the B Class and seven years for the L Class.

..   If you choose payments over one or more lifetimes, except, in certain cases, under the Guaranteed Minimum Income Benefit.

..   If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

..   After the first Contract Year, if you withdraw up to 10% of your total
    Account Balance, per Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. These withdrawals are made on a non-cumulative basis.

..   If the withdrawal is to avoid required Federal income tax penalties or to satisfy Federal income tax rules concerning minimum distribution requirements that apply to your Deferred Annuity. For purposes of this exception, we assume that the Deferred Annuity is the only contract or funding vehicle from which distributions are required to be taken and we will ignore all other account balances. This exception does not apply if the withdrawal is to satisfy Section 72(t) requirements under the Internal Revenue Code.

..   This Contract feature is only available if you are less than 80 years old on the Contract issue date. For the TSA, SEP and SIMPLE Deferred Annuities, after the first Contract Year, if approved in your state, and your Contract provides for this, to withdrawals to which a withdrawal charge would otherwise apply, if you as owner or participant under a Contract:

  . Have been a resident of certain nursing home facilities or a hospital for a minimum of 90 consecutive days or for a minimum total of 90 days where there is no more than a 6 month break in that residency and the residencies are for related causes, where you have exercised this right no later than 90 days of exiting the nursing home facility or hospital; or

  . Are diagnosed with a terminal illness and not expected to live more than 12 months.

..   This Contract feature is only available if you are less than 65 years old on the date you became disabled and if the disability commences subsequent to the first Contract Anniversary. After the first Contract Year, if approved in your state, and your Contract provides for this, if you are disabled as defined in the Federal Social Security Act and if you have been the participant continuously since the issue of the Contract.

..   If you have transferred money which is not subject to a withdrawal charge
    (because you have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts or certain eligible contracts of MetLife affiliates into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual withdrawal charge schedule.

..   For the TSA, SEP and SIMPLE IRAs Deferred Annuities, if you retire from the employer you had at the time you purchased this annuity, after continuous participation in the Contract for 5 Contract Years.

..   For the TSA, SEP and SIMPLE IRAs Deferred Annuities, if you leave your job with the employer you had at the time you purchased this annuity, after continuous participation in the Contract for 5 Contract Years.

..   If you make a direct transfer to other investment vehicles we have pre-approved.

..   If you retire or leave your job with the employer you had at the time you became a participant in the 403(a) arrangement or 457 or TSA ERISA plan that is funded by the Deferred Annuity. (Amounts withdrawn that received the eligible rollover distribution and direct transfer credit are, however, subject to forfeiture.)

..   If your plan or group of which you are a participant or member permits account reduction loans, you take an account reduction loan and the withdrawal consists of these account reduction loan amounts.

..   If approved in your state, and if you elect the Lifetime Withdrawal
    Guaranteed Benefit and take your Annual Benefit Payment through the Systematic Withdrawal Program and only withdraw your Annual Benefit Payment.

..   If approved in your state, and after the first Contract Year, if you elect the Lifetime Withdrawal Guarantee Benefit and only make withdrawals each Contract Year that do not exceed on a cumulative basis your Annual Benefit Payment.

..   Subject to availability in your state, if the early withdrawal charge that would apply if not for this provision (1) would constitute less than 0.50% of your Account Balance and (2) you transfer your total Account Balance to certain eligible contracts issued by MetLife or its affiliated companies and we agree.

FREE LOOK

   You may cancel your TSA Deferred Annuity within a certain time period. This is known as a "free look." Not all Contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether you purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your Administrative Office in good order.

For the TSA Deferred Annuity, any 3% credit from direct transfer and eligible distribution purchase payments does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". Your exercise of any "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). If your state requires us to refund your Account Balance, the refunded amount will include any investment performance attributable to the 3% credit. If there are any losses from investment performance attributable to the 3% credit, we will bear that loss.

DEATH BENEFIT--GENERALLY

    One of the insurance guarantees we provide you under your Deferred Annuity is that your beneficiaries will be protected during the "pay-in" phase against market downturns. You name your beneficiary(ies).

If you intend to purchase the Deferred Annuity for use with a SEP or SIMPLE IRA, please refer to the discussion concerning IRAs in the Tax Section of this Prospectus.

The standard death benefit is described below. An additional optional death benefit is described in the "Optional Benefits" section. Check your contract and riders for the specific provisions applicable to you. The optional death benefit may not be available in your state (check with your registered representative regarding availability).

The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method.

Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order. If the death benefit payable is an amount that exceeds the Account Balance on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Balance, in accordance with the current allocation of the Account Balance. This death benefit amount remains in the investment divisions until each of the other beneficiaries submits the necessary documentation in good order to claim his/her death benefit. Any death benefit amounts held in the investment divisions on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.

Your beneficiary has the option to apply the death benefit less any applicable premium taxes to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds or under other settlement options that we may make available.

TOTAL CONTROL ACCOUNT

The beneficiary may elect to have the Contract's death proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

STANDARD DEATH BENEFIT

If you die during the pay-in phase and you have not chosen the optional death benefit, the death benefit the beneficiary receives will be equal to the greatest of:

1. Your Account Balance, less any outstanding loans; or

2. Total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal, less any outstanding loans.

                                    EXAMPLE

----------------------------------------------------------------------------------------------------
                                                          Date                       Amount
                                              ------------------------------ -----------------------
A   Initial Purchase Payment                            10/1/2011                   $100,000
----------------------------------------------------------------------------------------------------
B   Account Balance                                     10/1/2012                   $104,000
                                              (First Contract Anniversary)
----------------------------------------------------------------------------------------------------
C   Death Benefit                                    As of 10/1/2012                $104,000
                                                                             (= greater of A and B)
----------------------------------------------------------------------------------------------------
D   Account Balance                                     10/1/2013                   $90,000
                                              (Second Contract Anniversary)
----------------------------------------------------------------------------------------------------
E   Death Benefit                                       10/1/2013                   $100,000
                                                                             (= greater of A and D)
----------------------------------------------------------------------------------------------------
F   Withdrawal                                          10/2/2013                    $9,000
----------------------------------------------------------------------------------------------------
G   Percentage Reduction in                             10/2/2013                     10%
    Account Balance                                                                 (= F/D)
----------------------------------------------------------------------------------------------------
H   Account Balance                                     10/2/2013                   $81,000
    after Withdrawal                                                               (= D - F)
----------------------------------------------------------------------------------------------------
I   Purchase Payments reduced for Withdrawal              As of                     $90,000
                                                        10/2/2013               [= A - (A X G)]
----------------------------------------------------------------------------------------------------
J   Death Benefit                                       10/2/2013                   $90,000
                                                                             (= greater of H and I)
----------------------------------------------------------------------------------------------------

Notes to Example:

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

Account Balances on 10/1/12 and 10/2/12 are assumed to be equal prior to the withdrawal.

There are no loans.

OPTIONAL BENEFITS

Please note that the decision to purchase optional benefits is made at the time of application and is irrevocable. In limited circumstances, the Lifetime Withdrawal Guarantee Benefit may be cancelled. (See "Lifetime Withdrawal Guarantee Benefit--Cancellation"). The optional benefit is in effect until it terminates. Optional benefits are available subject to state approval. Your employer, association or other group contract holder may limit the availability of any optional benefit. (An account reduction loan will decrease the value of any optional benefits purchased with this Contract. See your employer for more information about the availability and features of account reduction loans.). Optional Benefits may have certain adverse tax consequences. Please consult your tax advisor and the section "Income Taxes" later in this prospectus prior to purchase of any optional benefit.

ANNUAL STEP-UP DEATH BENEFIT

   The Annual Step-Up Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greater of (1) your Account Balance; or (2) your "Highest Anniversary Value" (as described below) as of each Contract Anniversary.

You may purchase at application a death benefit that provides that the death benefit amount is equal to the greater of:

1. The Account Balance, less any outstanding loans; or

2. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal, less any outstanding loans;

  . On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

     . Increase the Highest Anniversary Value by each subsequent purchase payment or

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal, less any outstanding loans.

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges) divided by the Account Balance immediately before the withdrawal.

The Annual Step-Up Death Benefit is available for a charge, in addition to the Standard Death Benefit charge, of 0.10% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:

--------------------------------------------------------------------------------------
                                            Date                       Amount
                                ------------------------------ -----------------------
A   Initial Purchase                      10/1/2011                   $100,000
    Payment
--------------------------------------------------------------------------------------
B   Account Balance                       10/1/2012                   $104,000
                                (First Contract Anniversary)
--------------------------------------------------------------------------------------
C   Death Benefit                      As of 10/1/2012                $104,000
    (Highest Anniversary                                       (= greater of A and B)
    Value)
--------------------------------------------------------------------------------------
D   Account Balance                       10/1/2013                   $90,000
                                (Second Contract Anniversary)
--------------------------------------------------------------------------------------
E   Death Benefit                         10/1/2013                   $104,000
    (Highest                                                   (= greater of C and D)
    Contract Year Anniversary)
--------------------------------------------------------------------------------------
F   Withdrawal                            10/2/2013                    $9,000
--------------------------------------------------------------------------------------
G   Percentage                            10/2/2013                     10%
    Reduction in
    Account Balance                                                   (= F/D)
--------------------------------------------------------------------------------------
H   Account Balance                       10/2/2013                   $81,000
    after Withdrawal                                                  (= D-F)
--------------------------------------------------------------------------------------
I   Highest Anniversary                As of 10/2/2013                $93,600
    Balance reduced
    for Withdrawal                                                 (= E-(E X G))
--------------------------------------------------------------------------------------
J   Death Benefit                         10/2/2013                   $93,600
                                                               (= greater of H and I)
--------------------------------------------------------------------------------------

Notes to Example:

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

The Account Balances on 10/1/12 and 10/2/12 are assumed to be equal prior to the withdrawal.

The purchaser is age 60 at issue.

There are no loans.

GUARANTEED MINIMUM INCOME BENEFIT (MAY ALSO BE KNOWN AS THE "PREDICTOR" IN OUR SALES LITERATURE AND ADVERTISING)

You may purchase this benefit at application (up to but not including age 76) which guarantees a minimum income payment in the pay-out phase of your Deferred Annuity (a payment "floor"). You retain the ability to choose to receive income payments based upon the Account Balance of your Deferred Annuity rather than the guaranteed income amount available under this benefit. This benefit is intended to protect you against poor investment performance. THE GUARANTEED MINIMUM INCOME BENEFIT DOES NOT ESTABLISH OR GUARANTEE AN ACCOUNT BALANCE OR MINIMUM RETURN FOR ANY INVESTMENT DIVISION. THE GUARANTEED MINIMUM INCOME BASE IS NOT AVAILABLE FOR WITHDRAWALS.

YOU MAY ONLY EXERCISE THIS BENEFIT AFTER A 10 YEAR WAITING PERIOD AND THEN ONLY WITHIN A 30 DAY PERIOD FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30 DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY ON OR FOLLOWING YOUR 85TH BIRTHDAY. Partial annuitization is not permitted under this optional benefit and no change in the owner of the Contract or the participant is permitted.

WITHDRAWAL CHARGES ARE NOT WAIVED IF YOU EXERCISE THIS OPTION WHILE WITHDRAWAL CHARGES APPLY.

The only income types available with the purchase of this benefit are a Lifetime Income Annuity with a 10 Year Guarantee Period or a Lifetime Income Annuity for Two with a 10 Year Guarantee Period. If you decide to receive income payments under a Lifetime Income Annuity with a 10 year Guarantee Period after age 79, the 10 year guarantee is reduced as follows:

             -----------------------------------------------------
                  Age at Pay-Out                Guarantee
             -----------------------------------------------------
                        80                       9 years
             -----------------------------------------------------
                        81                       8 years
             -----------------------------------------------------
                        82                       7 years
             -----------------------------------------------------
                        83                       6 years
             -----------------------------------------------------
                     84 and 85                   5 years
             -----------------------------------------------------

A Lifetime Income Annuity for Two is available if the ages of the joint annuitants is 10 years apart or less (or as permissible under our then current underwriting requirements, if more favorable).

You may not exercise this benefit if you have an outstanding loan balance. You may exercise this benefit if you repay your outstanding loan balance. If you desire to exercise this benefit and have an outstanding loan balance and repay the loan by making a partial withdrawal, your guaranteed minimum income base will be reduced to adjust for the repayment of the loan, according to the formula described below.

The guaranteed minimum income base is equal to the greatest of:

1. The Annual Increase Amount which is the sum total of each purchase payment accumulated at a rate of 6% a year, through the Contract Anniversary date immediately preceding your 81st birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 6% a year from the date of the withdrawal. The withdrawal adjustment is the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal, if total withdrawals in a Contract Year are more than 6% of the Annual Increase Amount at the previous Contract Anniversary. If total withdrawals in a Contract Year are less than 6% of the Annual Increase Amount at the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of total partial withdrawals treated as a single withdrawal at the end of the Contract Year; or

2. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

  . On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Anniversary Value and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

     . Increase the Highest Anniversary Value by each subsequent purchase payment or

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

THIS BASE IS THEN APPLIED TO THE CONSERVATIVE ANNUITY RATES GUARANTEED IN THE GUARANTEED MINIMUM INCOME BENEFIT RIDER. The rates used are based on the Annuity 2000 Mortality Table with a 7-year age setback, with interest of 2.5% per year. As with other pay-out types, the amount you receive as an income payment depends also on your age and the income type you select. APPLYING YOUR ACCOUNT BALANCE (LESS ANY PREMIUM TAXES, APPLICABLE CONTRACT FEES AND OUTSTANDING LOANS) TO OUR THEN CURRENT ANNUITY RATES MAY PRODUCE GREATER INCOME PAYMENTS THAN THOSE GUARANTEED UNDER THIS BENEFIT. IN THAT CASE, YOU WILL RECEIVE THE HIGHER AMOUNT AND WILL HAVE PAID FOR THE BENEFIT WITHOUT USING IT.

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges), divided by the Account Balance immediately before the withdrawal.

This option will terminate upon the earliest of:

1. The 30th day following the Contract Anniversary immediately after your 85th birthday;

2. When you take a total withdrawal of your Account Balance (a pro-rata portion of the charge for the Guaranteed Minimum Income Benefit will be applied based on how much time has elapsed since the end of the prior Contract Year.);

3. When you elect to receive income payments under an income option and you are not eligible to exercise the Guaranteed Minimum Income Benefit option (a pro-rata portion of the charge for the Guaranteed Minimum Income Benefit will be applied.);

4. On the day there are insufficient amounts to deduct the charge for the Guaranteed Minimum Income Benefit from your Account Balance; or

5. If you die.

If your employer association or other group contract holder has instituted account reduction loans for its plan or arrangement, you have taken a loan and you have also purchased the Guaranteed Minimum Income Benefit, we will not treat amounts withdrawn from your Account Balance on account of a loan as a withdrawal from the Contract for purposes of determining the Guaranteed Minimum Income Base. In addition, we will not treat the repayment of loan amounts as a purchase payment to the contract for the purposes of determining the guaranteed minimum income base.

The Guaranteed Minimum Income Benefit is available in Deferred Annuities for an additional charge of 0.70% of the guaranteed minimum income base, deducted at the end of each Contract Year, by withdrawing amounts on a pro-rata basis from your Fixed Interest Account balance (net of any outstanding loans) and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account.) Prior to May 4, 2009, the charge for the optional Guaranteed Minimum Income Benefit is 0.35% of the guaranteed minimum income base. For employer groups with TSA ERISA, 457(b) and 403(a) Deferred Annuities that were established on or before May 1, 2009 which elected at issue to make available the Guaranteed Minimum Benefit under their group Contract, participants who submit an application after May 1, 2009, will receive the lower charge of 0.35%.)

GUARANTEED MINIMUM INCOME BENEFIT AND QUALIFIED CONTRACTS

THE GUARANTEED MINIMUM INCOME BENEFIT MAY HAVE LIMITED USEFULNESS IN CONNECTION WITH A QUALIFIED CONTRACT, SUCH AS AN IRA, TSA, TSA ERISA, 403(A) OR 457(B) IN CIRCUMSTANCES WHERE, DUE TO THE TEN YEAR WAITING PERIOD AFTER PURCHASE, THE OWNER IS UNABLE TO EXERCISE THE BENEFIT UNTIL AFTER THE REQUIRED BEGINNING DATE OF REQUIRED MINIMUM DISTRIBUTIONS UNDER THE CONTRACT. In such event, required minimum distributions received from the Contract during the ten year waiting period will have the effect of reducing the guaranteed minimum income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the Guaranteed Minimum Income Benefit. You should consult your tax adviser prior to electing a Guaranteed Minimum Income Benefit.

EXAMPLE:

(This calculation ignores the impact of Highest Anniversary Value which could further increase the guaranteed minimum income base.)

    Age 55 at issue
    Purchase Payment = $100,000.
    No additional purchase payments or partial withdrawals.
    Guaranteed minimum income base at age 65 = $100,000 X 1.06/10/ = $179,085 where 10 equals the number of years the purchase payment accumulates for purposes of calculating this benefit.

    Guaranteed minimum income floor = guaranteed minimum income base applied to the Guaranteed Minimum Income Benefit annuity table.

    Guaranteed Minimum Income Benefit annuity factor, unisex, age 65 = $4.21 per month per $1,000 applied for lifetime income with 10 years guaranteed.

    $179,085 X $4.21 = $754 per month.
    $1,000

-------------------------------------------------------------------------------------
        Issue Age               Age at Pay-Out        Guaranteed Minimum Income Floor
-------------------------------------------------------------------------------------
           55                         65                           $754
-------------------------------------------------------------------------------------
                                      70                          $1,131
-------------------------------------------------------------------------------------
                                      75                          $1,725
-------------------------------------------------------------------------------------

The above chart ignores the impact of premium and other taxes.

GRAPHIC EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES OR PENALTIES.

(1)THE 6% ANNUAL INCREASE AMOUNT OF THE INCOME BASE

   Determining a value upon which future income payments will be based
   -------------------------------------------------------------------
   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Account Balance fluctuates above and below your initial purchase payment depending on the investment performance of the investment divisions you selected. Your purchase payments accumulate at the annual increase rate of 6%, through the Contract Anniversary immediately preceding your 81st birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 6% a year adjusted for withdrawals and charges "the 6% Annual Increase Amount of the Income Base") is the value upon which future income payments can be based.

   Determining your guaranteed lifetime income stream

   Assume that you decide to annuitize your Contract and begin taking annuity payments after 30 years. In this example, your 6% Annual Increase Amount of the Income Base is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 6% Annual Increase Amount of the Income Base will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


(2)THE "HIGHEST ANNIVERSARY VALUE" ("HAV")

   Determining a value upon which future income payments will be based

   Prior to annuitization, the Highest Anniversary Value at each Contract Anniversary begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Balance at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

                                  [CHART]

   Determining your guaranteed lifetime income stream

   Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Balance. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


(3)PUTTING IT ALL TOGETHER

   Prior to annuitization, the income base (the 6% Annual Increase Amount of the Income Base and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the Contract, you will receive income payments for life and the guaranteed minimum income base and the Account Balance will cease to exist. Also, the Guaranteed Minimum Income Benefit may only be exercised no later than the Contract Anniversary on or following the contract owner's 80th birthday, after a 10 year waiting period, and then only within a 30 day period following the Contract Anniversary.

   With the Guaranteed Minimum Income Benefit, the income base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the Contract is issued. However, if then-current annuity purchase factors applied to the Account Balance would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your Contract you will receive whatever amount produces the greatest income payment. THEREFORE, IF YOUR ACCOUNT BALANCE WOULD PROVIDE GREATER INCOME THAN WOULD THE AMOUNT PROVIDED UNDER THE GUARANTEED MINIMUM INCOME BENEFIT, YOU WILL HAVE PAID FOR THE GUARANTEED MINIMUM INCOME BENEFIT ALTHOUGH IT WAS NEVER USED.


LIFETIME WITHDRAWAL GUARANTEE BENEFIT

In states where approved, we offer the Lifetime Withdrawal Guarantee Benefit for elective TSA (non-ERISA), SEP and SIMPLE IRA Deferred Annuities. If you elect the Lifetime Withdrawal Guarantee Benefit, Roth TSA purchase payments may be permitted. THE LIFETIME WITHDRAWAL GUARANTEE BENEFIT DOES NOT ESTABLISH OR GUARANTEE AN ACCOUNT BALANCE OR MINIMUM RETURN FOR ANY INVESTMENT DIVISION. THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AND TOTAL GUARANTEED WITHDRAWAL AMOUNT ARE NOT AVAILABLE FOR WITHDRAWAL. CONTRACT WITHDRAWAL CHARGES MAY APPLY TO YOUR WITHDRAWALS. Ordinary income taxes apply to withdrawals under this benefit and an additional 10% penalty tax may apply if you are under age 59 1/2. Consult your own tax advisor to determine if an exception to the 10% penalty tax applies. You may not have this benefit and the Guaranteed Minimum Income Benefit in effect at the same time. You should carefully consider if the Lifetime Withdrawal Guarantee Benefit is best for you. Here are some of the key features of the Lifetime Withdrawal Guarantee Benefit.

..   Guaranteed Payments for Life. So long as you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee Benefit guarantees that we will make payments to you over your lifetime, even if your Remaining Guaranteed Withdrawal Amount and/or Account Balance decline to zero.

..   Automatic Annual Step-Ups. The Lifetime Withdrawal Guarantee Benefit
    provides automatic step-ups on each Contract Anniversary prior to the owner's 86th birthday (and offers the owner the ability to opt out of the step-ups if the charge for this optional benefit should increase). Each of the Automatic Step-Ups will occur only prior to the owner's 86th birthday.

..   Withdrawal Rates. The Lifetime Withdrawal Guarantee Benefit uses a 5%
    withdrawal rate to determine the Annual Benefit Payment.

..   Cancellation. The Lifetime Withdrawal Guarantee Benefit provides the ability to cancel the rider every five Contract Years for the first fifteen Contract Years and annually thereafter within 30 days following the eligible Contract Anniversary.

..   Allocation Restrictions. If you elect the Lifetime Withdrawal Guarantee
    Benefit, you are limited to allocating your purchase payments and Account Balance among the Fixed Interest Account, and certain investment divisions (as described below).

In considering whether to purchase the Lifetime Withdrawal Guarantee Benefit, you must consider your desire for protection and the cost of the benefit with the possibility that had you not purchased the benefit, your Account Balance may be higher. In considering the benefit of the lifetime withdrawals, you should consider the impact of inflation. Even relatively low levels of inflation may have significant effect on purchasing power. The Automatic Annual Step-Up, as described below, may provide protection against inflation, if and when there are strong investment returns. As with any guaranteed withdrawal benefit, the Lifetime Withdrawal Guarantee Benefit, however, does not assure that you will receive strong, let alone any, return on your investments.

TOTAL GUARANTEED WITHDRAWAL AMOUNT. The Total Guaranteed Withdrawal Amount is the minimum amount that you are guaranteed to receive over time while the Lifetime Withdrawal Guarantee Benefit is in effect. We assess the Lifetime Withdrawal Guarantee Benefit charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment, without taking into account any purchase payment credits (i.e., credit or bonus payments). The Total Guaranteed Withdrawal Amount is increased by additional purchase payments (up to a maximum benefit amount of $5,000,000). If, however, a withdrawal results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be reduced by an amount equal to the difference between the Total Guaranteed Withdrawal Amount and the Account Balance after the withdrawal (if such Account Balance is lower than the Total Guaranteed Withdrawal Amount).

5% COMPOUNDING INCOME AMOUNT. On each Contract Anniversary until the earlier of: (a) the date of the first withdrawal from the Contract or (b) the tenth Contract Anniversary, the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount are increased by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum benefit amount of $5,000,000). The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount guaranteed to be received over time. The Remaining Guaranteed Withdrawal Amount is calculated in the same manner as the Total Guaranteed Withdrawal Amount, with the exception that all withdrawals (including applicable withdrawal charges) reduce the Remaining Guaranteed Withdrawal Amount, not just withdrawals that exceed the Annual Benefit Payment (as with the Total Guaranteed Withdrawal Amount). The Remaining Guaranteed Withdrawal Amount is also increased by the 5% Compounding Income Amount, as described above.

TAKING YOUR FIRST WITHDRAWAL.

  . If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Balance declines to zero.

  .   If you take your first withdrawal on or after the date you reach age
      59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life, even if your Remaining Guaranteed Withdrawal Amount and/or Account Balance declines to zero.

You should carefully consider when to begin taking withdrawals if you have elected the Lifetime Withdrawal Guarantee Benefit. If you begin withdrawals too soon, your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount are no longer increased by the 5% annual compounding increase. On the other hand, if you delay taking withdrawals for too long, you may limit the number of payments you receive while you are alive (due to life expectancy), while your beneficiaries, however, will receive the Remaining Guaranteed Withdrawal Amount over time.

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You have the option of receiving withdrawals under the Lifetime Withdrawal
Guarantee Benefit or receiving payments under a pay-out option. You should consult with your registered representative when deciding how to receive income under this Contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount, your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization.

At any time during the pay-in phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee Benefit. This may provide higher income amounts and/or different tax treatment than the payments received under the Lifetime Withdrawal Guarantee Benefit.

EFFECT OF OUTSTANDING LOANS ON THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REMAINING GUARANTEED WITHDRAWAL AMOUNT. If there is an outstanding loan balance (including loans in default which we cannot offset or collect due to tax restrictions), any additional withdrawals will be treated as withdrawals in excess of the Annual Benefit Payment. In that event, the Total Guaranteed Withdrawal Amount will be reduced. The reduction will be equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal. If the Account Balance after the withdrawal and minus any loan in default is higher than the Total Guaranteed Withdrawal Amount, no reduction will be made.

In the event an outstanding loan balance is in default and we can withdraw the defaulted amount from your Account Balance, if the amount of the default does not exceed the Annual Benefit Payment, then the Total Guaranteed Withdrawal Amount will not be decreased. If the amount of the default exceeds the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be reduced. The reduction will be equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal. If the Account Balance after the withdrawal and minus any loan in default is higher than the Total Guaranteed Withdrawal Amount, no reduction will be made.

Also, an additional reduction will be made to the Remaining Guaranteed Withdrawal Amount. This additional reduction will be equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal. If the Account Balance after the withdrawal and minus any loan in default is higher than the Remaining Guaranteed Withdrawal Amount, no reduction will be made.

ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 5% compounding amount, the Automatic Annual Step-Up, or withdrawals greater than the Annual Benefit Payment), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate.

It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. If a withdrawal charge does apply, the charge is not included in the amount withdrawn for the purpose of calculating whether annual withdrawals during a Contract Year exceed the Annual Benefit Payment. If a withdrawal from your Contract does result in annual withdrawals during a Contract Year exceeding the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be recalculated and the Annual Benefit Payment will be reduced to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate. IN ADDITION, AS NOTED ABOVE, IF A WITHDRAWAL RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR EXCEEDING THE ANNUAL BENEFIT PAYMENT, THE REMAINING GUARANTEED WITHDRAWAL AMOUNT WILL ALSO BE REDUCED BY AN ADDITIONAL AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AFTER THE WITHDRAWAL AND THE ACCOUNT VALUE AFTER THE WITHDRAWAL (IF SUCH ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT). THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal

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Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Balance to decline to zero. A CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED UPON THE TOTAL GUARANTEED WITHDRAWAL AMOUNT UNTIL TERMINATION OF THE RIDER.

You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Remaining Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 7% the next year without exceeding your Annual Benefit Payment in the second year.

SYSTEMATIC WITHDRAWAL PROGRAM. If available in your state, you may choose to take your Annual Benefit Payment under the Systematic Withdrawal Program, including the first Contract Year. If you do so, any withdrawal charges that would otherwise apply to such withdrawals will be waived. Your Systematic Withdrawal Program withdrawal amount will be adjusted on each Contract Anniversary for any changes in the Annual Benefit Payment as a result of Automatic Annual Step-Ups, additional purchase payments or transfers received during the Contract Year. Any withdrawals taken outside of the Systematic Withdrawal Program will cause the Systematic Withdrawal Program to terminate. If the commencement of the Systematic Withdrawal Program does not coincide with a Contract Anniversary, the initial Systematic Withdrawal Program period will be adjusted to end on a Contract Anniversary.

AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Balance exceeds the Total Guaranteed Withdrawal Amount immediately before the Step-Up (and provided that you have not chosen to decline the Step-Up as described below).

The Automatic Annual Step-Up will:

  . reset the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Balance on the date of the Step-Up, up to a maximum of $5,000,000;

  . reset the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the Step-Up; and

  . reset the Lifetime Withdrawal Guarantee Benefit charge to the then current charge, up to a maximum of 0.95% for the same optional benefit.

In the event that the charge applicable to Contract purchases at the time of the Step-Up is higher than your current Lifetime Withdrawal Guarantee Benefit charge, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in writing at our Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary.

Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups unless you notify us in writing at our Administrative Office that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-up may be of limited benefit if you intend to make purchase payments that would cause your Account Balance to approach $5,000,000 because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.

REQUIRED MINIMUM DISTRIBUTIONS. You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first Contract Year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. You must be enrolled in the automated required minimum distribution service to qualify for this increase in the Annual Benefit Payment. The

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frequency of your withdrawals must be annual. The automated required minimum distribution service is based on information relating to this Contract only. To enroll in the automated required minimum distribution service, please contact your Administrative Office.

INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee Benefit, you are limited to allocating your purchase payments and Account Balance among the Fixed Interest Account and the following investment divisions:

1. MetLife Conservative Allocation Investment Division

2. MetLife Conservative to Moderate Allocation Investment Division

3. MetLife Moderate Allocation Investment Division

4. MetLife Moderate to Aggressive Allocation Investment Division

CANCELLATION. You may elect to cancel the Lifetime Withdrawal Guarantee Benefit every fifth Contract Anniversary for the first fifteen Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the eligible Contract Anniversary in writing at our Administrative Office. The cancellation will take effect on the day we receive your request. If cancelled, the Lifetime Withdrawal Guarantee Benefit will terminate, we will no longer deduct the Lifetime Withdrawal Guarantee Benefit charge, and the allocation restrictions described above will no longer apply. The contract, however, will continue.

TERMINATION. The Lifetime Withdrawal Guarantee Benefit will terminate upon the earliest of:

1. The date of a full withdrawal of the Account Balance (A pro rata portion of the annual charge will apply; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of this optional benefit have been met);

2. The date the Account Balance is applied to a pay-out option (A pro-rata portion of the annual charge for this rider will apply);

3. When your Account Balance is not sufficient to pay the charge for this benefit (whatever is available to pay the annual charge for the rider will apply; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of this optional benefit have been met);

4. The date a defaulted loan balance, once offset, causes the Account Balance to reduce to zero;

5. The Contract owner dies;

6. There is a change in contract owner, for any reason, unless we agree otherwise (A pro-rata portion of the annual charge for this rider will apply);

7. The Deferred Annuity is terminated (A pro-rata portion of the annual charge for this rider will apply) or;

8. Cancellation of this benefit.

The Lifetime Withdrawal Guarantee Benefit may affect the death benefit available under your Contract. If the owner should die while the Lifetime Withdrawal Guarantee Benefit is in effect, an additional death benefit amount will be calculated under the Lifetime Withdrawal Guarantee Benefit that can be taken in a lump sum. The Lifetime Withdrawal Guarantee Benefit death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals and any outstanding loan balance. If this death benefit amount is greater than the death benefit provided by your Contract, and if withdrawals in each Contract Year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the Contract. All other provisions of your Contract's death benefit will apply.

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Alternatively, the beneficiary may elect to receive the Remaining Guaranteed
Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. This death benefit will be paid instead of the applicable contractual death benefit (the basic death benefit, the additional death benefit amount calculated under the Lifetime Withdrawal Guarantee Benefit as described above, or the Annual Step-up Death Benefit, if that benefit had been purchased by the owner). Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. Federal income tax law generally requires that such payments be substantially equal and begin over a period no longer than the beneficiary's remaining life expectancy with payments beginning no later than the end of the calendar year immediately following the year of your death.

We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirement). If you terminate the Lifetime Withdrawal Guarantee Benefit because (1) you make a total withdrawal of your Account Balance;
(2) your Account Balance is insufficient to pay the Lifetime Withdrawal Guarantee Benefit charge; or (3) the contract owner dies, you may not make additional purchase payments under the Contract.

The Lifetime Withdrawal Guarantee Benefit is available in Deferred Annuities, for an additional charge of 0.95% of the Total Guaranteed Withdrawal Amount, deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance and Separate Account Balance, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on the Contract Anniversary. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. If an Automatic Annual Step-Up occurs under a Lifetime Withdrawal Guarantee Benefit, we may increase the Lifetime Withdrawal Guarantee Benefit charge to the then current charge for the same optional benefit, but no more than a maximum of 0.95%. If, at the time the Contract was issued, the current charge for the benefit was equal to the maximum charge, then the charge for the benefit will not increase upon an Automatic Annual Step-Up. If the Lifetime Withdrawal Guarantee Benefit is in effect, the charge will continue even if your Remaining Guaranteed Withdrawal Amount equals zero.

EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. For purposes of the examples, it is assumed that no loans have been taken.

A. Lifetime Withdrawal Guarantee Benefit

   1. When Withdrawals Do Not Exceed the Annual Benefit Payment

Assume that a contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 X 5%).

Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Guaranteed Total Withdrawal

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Amount is not reduced by these withdrawals). The Annual Benefit Payment of
$5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Balance is reduced to zero.

If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Balance are reduced to zero.

                                    [CHART]

                    Annual Benefit     Cumulative           Account
                       Payment         Withdrawals          Balance
                    --------------     -----------        -----------
              1        $5,000           $ 5,000           $100,000.00
              2         5,000            10,000             90,250.00
              3         5,000            15,000             80,987.50
              4         5,000            20,000             72,188.13
              5         5,000            25,000             63,828.72
              6         5,000            30,000             55,887.28
              7         5,000            35,000             48,342.92
              8         5,000            40,000             41,175.77
              9         5,000            45,000             34,366.98
             10         5,000            50,000             27,898.63
             11         5,000            55,000             21,753.70
             12         5,000            60,000             15,916.02
             13         5,000            65,000             10,370.22
             14         5,000            70,000              5,101.71
             15         5,000            75,000                 96.62
             16         5,000            80,000                     0
             17         5,000            85,000                     0
             18         5,000            90,000            -13,466.53
             19         5,000            95,000                     0
             20         5,000           100,000                     0




   2. When Withdrawals Do Exceed the Annual Benefit Payment

Assume that a contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 X 5%).

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Balance was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Balance would be reduced to $75,000
- $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Balance, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Balance after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% X $65,000 = $3,250.

B. Lifetime Withdrawal Guarantee Benefit -- 5% Compounding Amount

Assume that a contract had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 X 5%).

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The Total Guaranteed Withdrawal Amount will increase by 5% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the first withdrawal or the 10th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the first withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 X 5%).

If the first withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $105,000 ($100,000 X 105%), and the Annual Benefit Payment would increase to $5,250 ($105,000 X 5%).

If the first withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $110,250 ($105,000 X 105%), and the Annual Benefit Payment would increase to $5,513 ($110,250 X 5%).

If the first withdrawal is taken after the 10th Contract Year then the Total Guaranteed Withdrawal Amount would increase to $162,890 (the initial $100,000, increased by 5% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $8,144 ($162,890 X 5%).

                                    [CHART]

        Delay taking withdrawals and receive higher guaranteed payments

                            Year of First Withdrawal

  1      2      3      4      5      6      7      8      9      10     11
-----  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----
5,000  5,250  5,513  5,788  6,078  6,381  6,700  7,036  7,387  7,757  8,144



C. Lifetime Withdrawal Guarantee Benefit -- Automatic Annual Step-Ups and 5% Compounding Amount (No Withdrawals or loans)

Assume that a contract had an initial purchase payment of $100,000. Assume that no withdrawals or loans are taken.

At the first Contract Anniversary, provided that no withdrawals or loans are taken, the Total Guaranteed Withdrawal Amount is increased to $105,000 ($100,000 increased by 5%, compounded annually). Assume the Account Balance has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $105,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 X 5%).

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At the second Contract Anniversary, provided that no withdrawals or loans are taken, the Total Guaranteed Withdrawal Amount is increased to $115,500 ($110,000 increased by 5%, compounded annually). Assume the Account Balance has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $115,500 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 X 5%).

Provided that no withdrawals or loans are taken, each year the Total Guaranteed Withdrawal Amount would increase by 5%, compounded annually, from the second Contract Anniversary through the ninth Contract Anniversary, and at that point would be equal to $168,852. Assume that during these contract years the Account Balance does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Balance at the ninth Contract Anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $168,852 to $180,000 and reset the Annual Benefit Payment to $9,000 ($180,000 X 5%).

At the 10th Contract Anniversary, provided that no withdrawals or loans are taken, the Total Guaranteed Withdrawal Amount is increased to $189,000 ($180,000 increased by 5%, compounded annually). Assume the Account Balance is less than $189,000. There is no Automatic Annual Step-Up since the Account Balance is below the Total Guaranteed Withdrawal Amount; however, due to the 5% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $9,450 ($189,000 X 5%).

LIFETIME WITHDRAWAL GUARANTEE BENEFIT--AUTOMATIC ANNUAL STEP-UPS AND 5% COMPOUNDING AMOUNT (NO WITHDRAWALS OR LOANS)

                                    [CHART]



PAY-OUT OPTIONS (OR INCOME OPTIONS)


   You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When you select your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes, applicable contract fees and any outstanding loans), then we apply the net amount to the option. See "Income Taxes" for a discussion of partial annuitization. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. However, you may not be older than 95 years old to select a pay-out option (90 in New York State). (These requirements may be changed by us.) You must convert at least $5,000 of your Account Balance to receive income payments. Please be aware that once your Contract is annuitized you are ineligible to receive the Death Benefit you have selected. ADDITIONALLY, IF YOU HAVE SELECTED THE GUARANTEED MINIMUM INCOME BENEFIT OR LIFETIME WITHDRAWAL GUARANTEE BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER AND ANY DEATH BENEFIT PROVIDED BY THE RIDER.

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When considering a pay-out option, you should think about whether you want:

..   Payments guaranteed by us for the rest of your life (or for the rest of two lives) or the rest of your life (or for the rest of two lives) with a guaranteed period; and

..   A fixed dollar payment or a variable payment.

Your income option provides you with a regular stream of payments for either your lifetime or your lifetime with a guaranteed period.

You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semiannual or annual basis.

Your income payment amount will depend upon your choices. For lifetime options, the age of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. Should our current rates for a fixed pay-out option for your class of the Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.

INCOME PAYMENT TYPES



   Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type when you decide to take a pay-out option. Your decision is irrevocable.

There are three people who are involved in payments under your pay-out option:

..   Contract Owner: the person or entity which has all rights including the right to direct who receives payment.

..   Annuitant: the natural person whose life is the measure for determining the duration and the dollar amount of payments.

..   Beneficiary: the person who receives continuing payments or a lump sum payment, if any, if the contract owner dies.

Many times, the contract owner and the annuitant are the same person.

When deciding how to receive income, consider:

..   The amount of income you need;

..   The amount you expect to receive from other sources;

..   The growth potential of other investments; and

..   How long you would like your income to be guaranteed.

The following income payment types are currently available. We may make available other income payment types if you so request and we agree. Where required by state law or under a qualified retirement plan, the annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than the rates guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Internal Revenue Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited.

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Lifetime Income Annuity: A variable income that is paid as long as the annuitant is living.

Lifetime Income Annuity with a Guarantee Period: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the contract owner of the annuity (or the beneficiary, if the contract owner dies during the guarantee period) until the end of the guarantee period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

Lifetime Income Annuity for Two: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once both annuitants are no longer living.

Lifetime Income Annuity for Two with a Guarantee Period: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the contract owner of the annuity (or the beneficiary, if the contract owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the guarantee period has expired and both annuitants are no longer living.

ALLOCATION

   You decide how your money is allocated among the Fixed Income Option and the investment divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT


   Your initial income payment must be at least $100. If you live in Massachusetts, the initial income payment must be at least $20. This means that the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.

THE VALUE OF YOUR INCOME PAYMENTS

AMOUNT OF INCOME PAYMENTS

Variable income payments from an investment division will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

This initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains the same for the duration of the Contract if no reallocations are made.

The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR.

Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that contract class.

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The purpose of this provision is to assure the annuitant that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the annuitant will be given the benefit of the higher rates.

ANNUITY UNITS

Annuity units are credited to you when you first convert your Deferred Annuity into an income stream or make a reallocation of your income payment into an investment division during the pay-out phase. Before we determine the number of annuity units to credit to you, we reduce your Account Balance by any premium taxes and the Annual Contract Fee, if applicable. (The premium taxes and the Annual Contract Fee are not applied against reallocations.) We then compute an initial income payment amount using the AIR, your income payment type and the age of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after the date you convert your Deferred Annuity into an income stream. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. We currently offer an AIR of 3% or 4%. The higher your AIR, the higher your initial variable income payment will be. Your next variable income payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Standard Death Benefit Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next variable income payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Standard Death Benefit Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after you convert your Deferred Annuity to an income stream, then the amount of that payment will be determined on the date you convert your Deferred Annuity to a pay-out option.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

..   First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

..   Next, we subtract the daily equivalent of the Standard Death Benefit
    Separate Account charge for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

..   Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

..   Finally, we multiply the previous Annuity Unit Value by this result.

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REALLOCATION PRIVILEGE

   During the pay-out phase of the Deferred Annuity, you may make reallocations among investment divisions or from the investment divisions to the Fixed
Income Option. Once you reallocate your income payment into the Fixed Income Option, you may not later reallocate it into an investment division. There is no withdrawal charge to make a reallocation.

For us to process a reallocation, you must tell us:

..   The percentage of the income payment to be reallocated;

..   The investment divisions (or Fixed Income Option) to which you want to reallocate your income payment; and

..   The investment divisions from which you want to reallocate your income payment.

Reallocations will be made at the end of the business day, at the close of the Exchange, if received in good order prior to the close of the Exchange, on that business day. All other reallocation requests will be processed on the next business day.

When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

..   First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

..   Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

..   Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

..   Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:

..   Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125/$100) or $50, and your income payment supported by investment division A will be decreased by $40. (The number of annuity units in investment division A will be decreased as well.)

..   Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions as well.)

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We may require that you use our original forms to make reallocations.

Please see the "Transfer Privilege" section regarding our market timing policies and procedures.

CHARGES


   You pay the Standard Death Benefit Separate Account charge for your contract class during the pay-out phase of the Deferred Annuity. In addition, you pay the applicable investment-related charge during the pay-out phase of your Deferred Annuity. During the pay-out phase, we reserve the right to deduct the Annual Contract Fee. If we do so, it will be deducted pro-rata from each income payment. The Separate Account charge you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.

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GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS


Purchase payments may be sent, by check, cashier's check or certified check made payable to "MetLife," to the Administrative Office, or MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be delay in applying the purchase payment or transaction to your contract.

We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. See "Access to Your Money."

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange on the day we receive them in good order at your Administrative Office, except when they are received:

..   On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

..   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your Administrative Office or MetLife sales office, as applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under the Deferred Annuities, your employer or the group in which you are a participant or member must identify you on its reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account, if available.

CONFIRMING TRANSACTIONS

You will receive a written statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under the TSA and TSA ERISA Deferred Annuity are confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

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PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We make Internet access available to you. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block a contract owner's account and, consequently, refuse to implement requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may initiate a variety of transactions and obtain information by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law or your employer. Some of the information and transactions accessible to you include:

..   Account Balance

..   Unit Values

..   Current rates for the Fixed Interest Account

..   Transfers

..   Changes to investment strategies

..   Changes in the allocation of future purchase payments.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your Administrative Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

..   any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

..   any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies, minimum distribution program and Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof

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of death and an election for the payment method. If you are receiving income payments, we will cancel the request and continue making payments to your beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a joint annuitant.

MISSTATEMENT

We may require proof of age of the owner, beneficiary or annuitant before making any payments under this Deferred Annuity that are measured by the owner's, beneficiary's or annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once income payments have begun, any underpayments will be made up in one sum with the next income payment in a manner agreed to by us. Any overpayment will be deducted first from future income payments. In certain states, we are required to pay interest on any under payments.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value, as applicable, for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value or Annuity Unit Value. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal or transfer/reallocation when:

..   rules of the Securities and Exchange Commission so permit (trading on the
    Exchange is restricted, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

..   during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE

     We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually. For the money market investment division, we state yield for a seven day period.

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CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is
calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the Separate Account charges (with the Basic Death Benefit), the additional Separate Account charge for the American Funds Bond, American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of withdrawal charges, the charge for the Guaranteed Minimum Income Benefit and the charge for the Lifetime Withdrawal Guarantee Benefit. Withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN ("Standard Performance") calculations reflect the Separate Account charge, the additional Separate Account charge for the American Funds Growth, American Funds Growth-Income, American Funds Bond and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee and applicable withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity. These figures also assume a steady annual rate of return. They assume that combination of optional benefits (including the Annual Step-Up Death Benefit) that would produce the greatest total Separate Account charge.

Performance figures will vary among the various classes of the Deferred Annuities and the investment divisions as a result of different Separate Account charges and withdrawal charges.

We may calculate performance for certain investment strategies including Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. We assume the Separate Account charge reflects the Standard Death Benefit. The information does not assume the charge for the Guaranteed Minimum Income Benefit or Lifetime Withdrawal Guarantee Benefit. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds(R) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

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We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., unisex, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., unisex, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., unisex, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., unisex, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.

CHANGES TO YOUR DEFERRED ANNUITY

       We have the right to make certain changes to your Deferred Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

..   To operate the Separate Account in any form permitted by law.

..   To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.

..   To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

..   To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, the Calvert Fund, the Met Investors Fund or the shares of another investment company or any other investment permitted by law.

..   To make any necessary technical changes in the Deferred Annuities in order to conform with any of the above-described actions.

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If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania, we will ask your approval before making any technical changes.

VOTING RIGHTS

   Based on our current view of applicable law, you have voting interests under your Deferred Annuity concerning Metropolitan Fund, Calvert Fund, Met
Investors Fund or American Funds(R) proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You are entitled to give instructions regarding the votes attributable to your Deferred Annuity in your sole discretion.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Shares of the Metropolitan Fund, the Calvert Fund, the Met Investors Fund or the American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

..   The shares for which voting instructions are received, and

..   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES


       MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities, including our affiliated broker-dealers.) MLIDC does not retain any fees under the Deferred Annuities.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Deferred Annuities are sold through MetLife licensed sales representatives who are associated with MetLife Securities, Inc. ("MSI"), our affiliate and a broker-dealer, which is paid compensation for the promotion and sale of the Deferred Annuities. Previously, Metropolitan Life Insurance Company was the broker-dealer through which MetLife sales representatives sold the Deferred Annuities. The Deferred Annuities are also sold through the registered representatives

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of our other affiliated broker-dealers. MSI and our affiliated broker-dealers are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are also members of FINRA. The Deferred Annuities may also be sold through other registered broker-dealers. The Deferred Annuity may also be sold through the mail or the Internet.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the Separate Account charge. Our sales representatives in our MetLife Resources division must meet a minimum level of sales production in order to maintain employment with us. MetLife sales representatives who are not in our MetLife Resources division ("non-MetLife Resources MetLife sales representatives") must meet a minimum level of sales of proprietary products in order to maintain employment with us.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. With respect to the Deferred Annuities, the gross dealer concession ranges from 0.75% to 9% (depending on the class purchased) of each purchase payment each year the Contract is in force and, starting in the second Contract Year, ranges from 0.25% to 1.00% (depending on the class purchased) of the Account Balance each year that the Contract is in force for servicing the Deferred Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Deferred Annuity has been in force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources MetLife sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by us or our affiliates. Because one of the factors determining the percentage of gross dealer concession that applies to a non-MetLife Resources MetLife sales representative's compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources MetLife sales managers' compensation is based upon the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and managers of our affiliates may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, and retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because additional cash compensation paid to non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and their managers of our affiliates is based primarily on the sale of proprietary products, non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and their managers of our affiliates have an incentive to favor the sale of proprietary products.

Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.

Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

Other incentives and additional cash compensation provide sales representatives and their managers with an incentive to favor the sale of proprietary products. The business unit responsible for the operation of our distribution system is also paid.

MLIDC also pays compensation for the sale of the Deferred Annuities by affiliated broker-dealers. The compensation paid to broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred Annuities are sold.) These firms pay their sales representatives all or a portion of the commissions received for their sales of Deferred Annuities; some firms may retain a portion of commissions. The amount that selling firms pass on to their sales representatives is determined in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation (as described above) that we may provide jointly with affiliated broker-dealers. Because of the receipt of this cash and non-cash compensation, sales representatives and their managers of our affiliated broker-dealers have an incentive to favor the sale of proprietary products.

MLIDC may also enter into preferred distribution arrangements with certain affiliated broker-dealer firms such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, MLIDC may pay separate, additional compensation to the broker-dealer firm for services the broker-dealer firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the broker-dealer firm, the hiring and training of the broker-dealer firm's sales personnel, the sponsoring of conferences and seminars by the broker-dealer firm, or general marketing services performed by the broker-dealer firm. The broker-dealer firm may also provide other services or incur other costs in connection with distributing the Contracts.

MLIDC also pays compensation for the sale of Contracts by unaffiliated broker-dealers. The compensation paid to unaffiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred annuities are sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask your sales representative further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

We or our affiliates pay American Funds Distributors, Inc., the principal underwriter for the American Funds(R), a percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio, American Funds Bond Portfolio and the American Funds Global Small Capitalization Portfolio for the services it provides in marketing the Portfolios' shares in connection with the Deferred Annuity.

From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor MetLife's variable annuity contracts. We may also obtain access to an organization's members to market our variable annuity contracts.

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These organizations are compensated for their sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by our funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Balances their members hold in the Contract. We also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.

YOUR SPOUSE'S RIGHTS

If you received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 24 consecutive months (36 consecutive months in New York State) and your Account Balance is less than $2,000. Accordingly, no Deferred Annuity will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we do so, we will return the full Account Balance, less any outstanding loans. Federal tax law may impose additional restrictions on our right to cancel your SEP and SIMPLE IRA Deferred Annuity.

The tax law may also restrict payment of surrender proceeds to participants under certain employer retirement plans prior to reaching certain permissible triggering events.

INCOME TAXES

   The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (Code) is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and tax penalties. Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, we address Deferred Annuities and income payments under the Deferred Annuities together.

You should read the general provisions and any sections relating to your type of annuity to familiarize yourself with some of the tax rules for your particular Contract.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any other transactions under your Deferred Annuity satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Deferred Annuity, the transfer of ownership of a Deferred Annuity, the designation or change in designation of an annuitant, payee or other beneficiary who is not also a contract owner, the selection of certain maturity dates, the exchange of a Deferred Annuity, or the receipt of a Deferred Annuity in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. The SAI may contain additional information. Please consult your tax adviser.

PUERTO RICO TAX CONSIDERATIONS

The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code"). Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an annuity contract.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

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GENERAL

    Deferred annuities are a means of setting aside money for future needs, usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All TSAs (ERISA and non-ERISA), 457(b), 403(a) and IRAs (including SEPs and SIMPLEs) receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an annuity, doing so offers you additional insurance benefits such as the availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from variable annuity contracts (including TSAs, 457(b), 403(a) and IRAs) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from your Contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of annuity you purchase (e.g., IRA or TSA) and payment method or income payment type you elect. If you meet certain requirements, your designated Roth earnings are free from Federal income taxes.

We will withhold a portion of the amount of your withdrawal for income taxes, unless you are eligible to and you elect otherwise. The amount we withhold is determined by the Code.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a 10% tax penalty, in addition to ordinary income taxes. Also, please see the section below titled Separate Account Charges for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                                      Type of Contract
                                                             ----------------------------------
                                                             TSA and
                                                               TSA   SIMPLE
                                                              ERISA  IRA/1/ SEP 457(b)/3/ 403(a)
                                                             ------- ------ --- --------  ------

In a series of substantially equal payments made annually
(or more frequently) for life or life expectancy (SEPP)       x/2/     x     x    x/2/     x/2/

After you die                                                    x     x     x       x        x

After you become totally disabled (as defined in the Code)       x     x     x       x        x

To pay deductible medical expenses                               x     x     x       x        x

After separation from service if you are over 55 at time of
separation/2/                                                    x                   x        x

After December 31, 1999 for IRS levies                           x     x     x       x        x

To pay medical insurance premiums if you are unemployed                x     x

For qualified higher education expenses                                x     x

For qualified first time home purchases up to $10,000                  x     x

Pursuant to qualified domestic relations orders                  x                   x        x

  /1/ For SIMPLE IRAs the 10% tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.

  /2/  You must be separated from service at the time payments begin.

  /3/ Distributions from 457(b) plans are generally not subject to the 10% penalty; however, the 10% penalty does apply to distributions from the 457(b) plans of state or local government employers to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits (Annual Step Up Death Benefit) and certain living benefits (e.g. the Guaranteed Minimum Income Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

INCIDENTAL BENEFITS

Certain death benefits may be considered incidental benefits under a tax qualified plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the plan and to the participant.

Where otherwise permitted to be offered under annuity contracts issued in connection with qualified plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult your own tax advisor prior to purchase of the Contract under any type of IRA, 403(b) arrangement or qualified plan as a violation of these requirements could result in adverse tax consequences to the plan and to the participant including current taxation of amounts under the Contract.

GUARANTEED WITHDRAWAL BENEFITS

If you have purchased the Lifetime Withdrawal Guarantee Benefit, where otherwise made available, note the following:

In the event that the Account Balance goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31st must be taken into account in addition to the Account Balance of the Contract.

PURCHASE PAYMENTS

Generally, all purchase payments will be contributed on a before-tax basis. This means that the purchase payments entitle you to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.

There are different annual purchase payments limits for the annuities offered in this Prospectus. Purchase payments in excess of the limits may result in adverse tax consequences.

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

Your Contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts; such transfers and rollovers are generally not subject to annual limitations on purchase payments.

WITHDRAWALS, TRANSFERS AND INCOME PAYMENTS

Because your purchase payments are generally on a before-tax basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the Contract. Withdrawals and income payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).

If certain requirements are met, you may be able to transfer amounts in your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.

Your Deferred Annuity is not forfeitable (e.g., not subject to claims of your creditors) and you may not transfer it to someone else. For certain qualified employer plans, an important exception is that your account may be transferred pursuant to a qualified domestic relations order (QDRO).

Please consult the specific section for the type of annuity you purchased to determine if there are restrictions on withdrawals, transfers or income payments.

Minimum distribution requirements also apply to the Deferred Annuities. These are described separately later in this section.

Certain mandatory distributions made to participants in an amount in excess of $1,000 (but less than $5,000) must be automatically rolled over to an IRA designated by the plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan.

ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan, to directly rollover your eligible rollover distribution to a traditional IRA or another eligible retirement plan.

Generally, an "eligible rollover distribution" is any taxable amount you receive from your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions such as:

..   Withdrawals made to satisfy minimum distribution requirements; or

..   Certain withdrawals on account of financial hardship.

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions", the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, you may elect out of these withholding requirements. You may be subject to the 10% penalty tax if you withdraw taxable money before you turn age 59 1/2.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, you must begin receiving retirement plan withdrawals by April 1 of the latter of:

..   the calendar year following the year in which you reach age 70 1/2 or

..   the calendar year following the calendar year you retire, provided you do not own 5% or more of your employer.

For IRAs (including SEP and SIMPLE IRAs), you must begin receiving withdrawals by April 1 of the calendar year following the calendar year in which you reach age 70 1/2 even if you have not retired.

For after-death required minimum distributions ("RMD"), the five year rule is applied without regard to calendar year 2009 due to the 2009 RMD waiver. For instance, for a Contract owner who died in 2007, the five year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax advisor because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each 403(b) arrangement, but then the aggregate amount of the required distribution may be taken under the tax law from any one or more of the participant's several 403(b) arrangements.

Otherwise, you may not satisfy minimum distributions for an employer's qualified plan (ie, 401(a)/403(b), 457(b)) with distributions from another qualified plan of the same or a different employer.

Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether income payments under a variable annuity will satisfy these rules. Consult your tax adviser prior to choosing a pay-out option.

In general, the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each IRA or SEP IRA and each SIMPLE IRA, but then the aggregate amount of the required distribution may be generally taken under the tax law for the IRAs/SEP IRAs from any one or more of the taxpayer's IRAs/SEP IRAs. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of the taxpayer's SIMPLE IRAs.

Otherwise, you may not satisfy minimum distributions for one type of IRA or qualified plan with distributions from an account or annuity contract under another type of IRA or qualified plan (e.g. IRA and 403(b)).

In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Additionally, these regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

Where made available, it is not clear whether the purchase or exercise of a withdrawal option after the first two years under a life contingent Income Annuity with a guarantee period where only the remaining guaranteed payments are reduced due to the withdrawal will satisfy minimum distribution requirements. Consult your tax advisor prior to purchase.

The regulations also require that the value of benefits under a deferred annuity, including certain death benefits in excess of cash value, must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. You should consult your own tax advisors as to how these rules affect your own Contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

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

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death. Consult your tax advisor because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).

If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2. Alternatively, if your spouse is your sole beneficiary and the Contract is an IRA, he or she may elect to rollover the death proceeds into his or her own IRA (or, if you meet certain requirements, a Roth IRA and pay tax on the taxable portion of the death proceeds in the year of the rollover) and treat the IRA (or Roth IRA) as his or her own.

If your spouse is your beneficiary, your spouse may also be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan.

Under federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

If your spouse is not your beneficiary and your contract permits, your beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, such beneficiary may not treat the inherited IRA as his or her own IRA. Certain employer plans (i.e., 401(a), 403(a), 403(b), and governmental 457 plans) are required to permit a non-spouse direct trustee-to-trustee rollover.

If you die after required minimum distributions begin, payments of your entire balance must be made in a manner and over a period as provided by the Code (and any applicable regulations).

If an IRA Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another IRA or eligible retirement plan, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

TAX-SHELTERED ANNUITIES (ERISA AND NON-ERISA)

GENERAL

Tax-sheltered annuities fall under Section 403(b) of the Code ("403(b) arrangements"), which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code. In general, contributions to Section 403(b) arrangements are subject to contribution limitations under Section 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

On July 26, 2007, final 403(b) regulations were issued by the U.S. Treasury which impact how we administer your 403(b) contract. In order to satisfy the 403(b) final regulations and prevent your contract from being subject to adverse tax consequences including potential penalties, contract exchanges after September 24, 2007 must, at a minimum, meet the following requirements:
(1) the plan must allow the exchange, (2) the exchange must not result in a reduction in the participant or beneficiary's accumulated benefit, (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged, and (4) the employer enters into an agreement with the issuer of the receiving contract to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS AND INCOME PAYMENTS

If you are under 59 1/2, you generally cannot withdraw money from your TSA Contract unless the withdrawal:

..   Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments).

..   Is directly transferred to another permissible investment under Section
    403(b) arrangements;

..   Relates to amounts that are not salary reduction elective deferrals if your plan allows it;

..   Occurs after you die, have a severance from employment or become disabled
    (as defined by the Code);

..   Is for financial hardship (but only to the extent of purchase payments) if your plan allows it;

..   Distributions attributable to certain Tax Sheltered Annuity plan terminations if the conditions of the new income tax regulations are met;

..   Relates to rollover or after-tax contributions; or

..   Is for the purchase of permissive service credit under a governmental defined benefit plan.

Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age, or disability.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS

Employers that established and maintain a 403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

..   The employer maintaining the plan has demonstrated to our satisfaction that
    Designated Roth Accounts are permitted under the Plan.

..   In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

..   All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

..   In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

..   Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

..   No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

..   If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

..   We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

You and your employer should consult their own tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

..   The IRS was given authority in the final Roth account regulations to issue additional guidance addressing the potential for improper transfers of value to Roth accounts due to the allocation of contract income, expenses, gains and losses. The IRS has not issued the additional guidance and, as a result, there is uncertainty regarding the status of Roth accounts and particularly Roth accounts under annuity contracts that allocate charges for guarantees. You should consult your tax or legal counsel for advice relating to Roth accounts and other matters relating to the final Roth account regulations.

LOANS

If your employer's plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a prescribed term.

Your employer's plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

INDIVIDUAL RETIREMENT ANNUITIES

IRAs: Traditional IRA, Roth IRA, SIMPLE IRA and SEPs

The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A Contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

IRA Contracts may not invest in life insurance. The Deferred Annuity offers death benefits and optional benefits that in some cases may exceed the greater of the purchase payments or the Account Balance which could conceivably be characterized as life insurance.

The Roth IRA tax endorsement is based on the IRS model form 5305-RB (rev 0302). The Deferred Annuity (and optional death benefits and appropriate IRA tax endorsements) has not yet been submitted to the IRS for review and approval as to form. Disqualification of the Deferred Annuity as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the Contract.

You must be both the contract owner and the annuitant under the Contract. Your IRA annuity is not forfeitable and you may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the Contract. You can transfer your IRA proceeds to a similar IRA, certain eligible retirement plans of an employer (or a SIMPLE IRA to a Traditional IRA or eligible retirement plan after two years of participation in your employer's SIMPLE IRA plan) without incurring Federal income taxes if certain conditions are satisfied.

Consult your tax adviser prior to the purchase of the Contract as a Traditional IRA, Roth IRA, SIMPLE IRA or SEP.

TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 69 1/2.

Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. See the SAI for additional information. Also, see IRS Publication 590 available at www.irs.gov.

..   Individuals age 50 or older can make an additional "catch-up" purchase payment (assuming the individual has sufficient compensation).

..   If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited.

..   Purchase payments in excess of these amounts may be subject to a penalty tax.

..   If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.

..   These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement plans.

..   If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals (other than tax free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs. We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code. Also see general section titled "Withdrawals" above.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death. Consult your tax advisor because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).

If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 701/2. Alternatively, if your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

Naming a non-natural person, such as a trust or estate, as a beneficiary under the Contract will generally eliminate the beneficiary's ability to stretch or a spousal beneficiary's ability to continue the Contract and the living and/or death benefits.

If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another IRA account or IRA annuity you owned, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least rapidly as the method of distribution in effect at the time of your beneficiary's death.

SIMPLE IRAS AND SEPS ANNUITIES

PURCHASE PAYMENTS TO SEPS.

If contributions are being made under a SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.

Except for permissible contributions under the Code made in accordance with the employer's SEP plan, permissible rollovers and direct transfers, purchase payments to SEPs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount each year. This deductible amount is $5,000 in 2008 (adjusted for inflation thereafter).

Participants age 50 or older can make an additional "catch-up" purchase payment of $1,000 a year (assuming the individual has sufficient compensation). Purchase payments in excess of this amount may be subject to a penalty tax.

Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 69 1/2. These age and dollar limits do not apply to tax-free rollovers or transfers.

PURCHASE PAYMENTS TO SIMPLE IRAS

The Code allows contributions up to certain limits to be made under a valid salary reduction agreement to a SIMPLE IRA and also allows for employer contributions up to certain applicable limits under the Code.

The Code allows "catch up" contributions for participants age 50 and older in excess of these limits ($2,500 in 2008 and years thereafter unless adjusted for inflation).

Transfers and rollovers from other SIMPLE IRA funding vehicles may also be accepted under your SIMPLE IRA Deferred Annuity.

Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 69 1/2. These age and dollar limits do not apply to tax-free rollovers or transfers.

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs including SIMPLE and SEP IRAs.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death. Consult your tax advisor because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).

If your spouse is your beneficiary, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2. Alternatively, if your spouse is your beneficiary, he or she may elect to continue as "owner" of the Contract and treat it as his/her own Traditional IRA (in the case of SEPs) or his/her own SIMPLE IRA (if so eligible, in the case of SIMPLE IRA). Under federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another IRA account or IRA annuity you owned, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

457(B) PLANS

GENERAL

457(b) plans are available to state or local governments and certain tax-exempt organizations as described in Section 457(b) and 457(e)(1) of the Code. The plans are not available for churches and qualified church-controlled organizations.

457(b) annuities maintained by a state or local government are for the exclusive benefit of plan participants and their beneficiaries. 457(b) annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to you.

Recently enacted legislation allows (but does not require) governmental 457(b) plans to permit participants to make designated Roth contributions to a designated Roth account under the plan. This new legislation also allows (but does not require) such plans to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

WITHDRAWALS

Generally, because contributions are on a before-tax basis, withdrawals from your annuity are subject to income tax. Generally, monies in your Contract can not be "made available" to you until you reach age 70 1/2, leave your job (or your employer changes) or have an unforeseen emergency (as defined by the Code).

SPECIAL RULES

Special rules apply to certain non-governmental 457(b) plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986).

LOANS

In the case of a 457(b) plan maintained by a state or local government, the plan may permit loans. The Code and applicable income tax regulations limit the amount that may be borrowed from your 457(b) plan and all employer plans in the aggregate and also require that loans be repaid, at minimum, in scheduled level payments over a certain term.

Your 457(b) plan will indicate whether plan loans are permitted. The terms of the loan are governed by your loan agreement with the plan. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

403(A)

GENERAL

The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

See the "General" headings under Income Taxes for a brief description of the tax rules that apply to 403(a) annuities.

LEGAL PROCEEDINGS

  In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

TABLE OF CONTENTS FOR THE STATEMENT

OF ADDITIONAL INFORMATION

                                                                                 PAGE

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................................   2

PRINCIPAL UNDERWRITER...........................................................   2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...............................   2

EXPERIENCE FACTOR...............................................................   3

VARIABLE INCOME PAYMENTS........................................................   3

CALCULATING THE ANNUITY UNIT VALUE..............................................   5

ADVERTISEMENT OF THE SEPARATE ACCOUNT...........................................   6

VOTING RIGHTS...................................................................   9

ERISA...........................................................................  10

TAXES...........................................................................  11

WITHDRAWALS.....................................................................  12

ACCUMULATION UNIT VALUES TABLES.................................................  13

FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT....................................   1

FINANCIAL STATEMENTS OF METLIFE................................................. F-1

APPENDIX I

PREMIUM TAX TABLE


If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your annuity.


                     TSA
                     and TSA
                     ERISA     IRA and SEP  457(b)    403(a)
                     Annuities Annuities(1) Annuities Annuities
  California........ 0.5%      0.5%         2.35%     0.5%
  Florida(2)........ 1.0%      1.0%         1.0%      1.0%
  Maine............. --        --           2.00%     --
  Nevada............ --        --           3.50%     --
  Puerto Rico(3).... 1.0%      1.0%         1.0%      1.0%
  South Dakola(4)... --        --           1.25%     --
  Wyoming........... --        --           1.00%     --
  West Virginia..... 1.0%      1.0%         1.0%      1.0%

-----------
/1/Premium tax rates applicable to IRA and SEP annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column heading "IRA and SEP Annuities."

/2/Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%. [MetLife passes the tax savings back to contractholders and, therefore, annuity premiums are exempt from taxation.]

/3/We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.

/4/Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation.

APPENDIX II

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANT

If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

APPENDIX III

ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

These tables show fluctuations in the Accumulation Unit Values for two of the possible mixes offered within the Deferred Annuity for each investment division from year end to year end. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table shows the Deferred Annuity mix that bears the total highest charge, and the second table shows the Deferred Annuity mix that bears the total lowest charge. The mix with the total highest charge has these features: C Class, the Annual Step-Up Death Benefit and the Lifetime Withdrawal Guarantee Benefit. (In terms of the calculation for this mix, the Lifetime Withdrawal Guarantee Benefit charge is made by canceling accumulation units and, therefore, the charge is not reflected in the Accumulation Unit Value. However, purchasing this option with these other contract features will result in the highest overall charge.) Lower charges for the Guaranteed Minimum Income Benefit and the Lifetime Withdrawal Guarantee Benefit were in effect prior to May 4, 2009. The mix with the total lowest charge has these features:
B Class and no optional benefit. All other possible mixes for each investment division within the Deferred Annuity appear in the SAI, which is available upon request without charge by calling 1-800-638-7732.

                       METLIFE FINANCIAL FREEDOM SELECT
                             HIGHEST POSSIBLE MIX
                         1.55 SEPARATE ACCOUNT CHARGE

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
American Funds Balanced Allocation Investment Division (Class
  C)/(i)/........................................................ 2008   $ 10.00      $  7.00          0.00
                                                                  2009      7.00         8.92          0.00
                                                                  2010      8.92         9.85          0.00

American Funds Bond Investment Division (Class 2)/(f)(j)/........ 2006     14.30        14.97          0.00
                                                                  2007     14.97        15.19        626.21
                                                                  2008     15.19        13.52        621.58
                                                                  2009     13.52        14.95      1,770.41
                                                                  2010     14.95        15.63      2,530.41

American Funds Global Small Capitalization Investment Division
  (Class 2)/(a)(j)/.............................................. 2002     11.95        10.61          0.00
                                                                  2003     10.61        16.00         21.45
                                                                  2004     16.00        19.00        738.73
                                                                  2005     19.00        23.39        912.70
                                                                  2006     23.39        28.50        981.29
                                                                  2007     28.50        33.99        900.95
                                                                  2008     33.99        15.51        868.13
                                                                  2009     15.51        24.58      3,421.52
                                                                  2010     24.58        29.55      3,407.48

American Funds Growth Allocation Investment Division (Class
  C)/(i)/........................................................ 2008      9.99         6.35          0.00
                                                                  2009      6.35         8.38         30.87
                                                                  2010      8.38         9.37        371.52

American Funds Growth Investment Division (Class 2)/(a)(j)/...... 2002     82.24        79.31          0.00
                                                                  2003     79.31       106.57          4.38
                                                                  2004    106.57       117.74         99.26
                                                                  2005    117.74       134.37        132.81
                                                                  2006    134.37       145.47        178.10
                                                                  2007    145.47       160.50        231.02
                                                                  2008    160.50        88.31        455.68
                                                                  2009     88.31       120.92        465.36
                                                                  2010    120.92       140.96        622.86

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
American Funds Growth-Income Investment Division (Class
  2)/(a)(j)/..................................................... 2002   $ 68.03      $ 63.76          0.00
                                                                  2003     63.76        82.93         17.28
                                                                  2004     82.93        89.90        211.73
                                                                  2005     89.90        93.45        368.52
                                                                  2006     93.45       105.74        647.76
                                                                  2007    105.74       109.08        593.98
                                                                  2008    109.08        66.58        497.01
                                                                  2009     66.58        85.82        548.75
                                                                  2010     85.82        93.93        513.38

American Funds Moderate Allocation Investment Division (Class
  C)/(i)/........................................................ 2008     10.01         7.68          0.00
                                                                  2009      7.68         9.33          0.00
                                                                  2010      9.33        10.09         30.47

Barclays Capital Aggregate Bond Index Investment
  Division (formerly Lehman Brothers(R) Aggregate Bond Index
  Investment Division)/(a)/...................................... 2002     11.65        12.16          0.00
                                                                  2003     12.16        12.38        895.64
                                                                  2004     12.38        12.65      2,945.36
                                                                  2005     12.65        12.69      5,824.53
                                                                  2006     12.69        12.97      8,260.35
                                                                  2007     12.97        13.62      4,624.05
                                                                  2008     13.62        14.17      4,179.79
                                                                  2009     14.17        14.64      5,554.77
                                                                  2010     14.64        15.24      4,078.10

BlackRock Bond Income Investment Division/(a)/................... 2002     39.28        40.74          0.00
                                                                  2003     40.74        42.35          4.06
                                                                  2004     42.35        43.44        158.65
                                                                  2005     43.44        43.69        247.49
                                                                  2006     43.69        44.80        474.85
                                                                  2007     44.80        46.77        598.32
                                                                  2008     46.77        44.36        490.78
                                                                  2009     44.36        47.69        766.39
                                                                  2010     47.69        50.74        808.72

BlackRock Large Cap Core Investment Division*/(g)/............... 2007     75.35        75.92          2.46
                                                                  2008     75.92        46.86          2.36
                                                                  2009     46.86        55.00          3.29
                                                                  2010     55.00        60.90          7.70

BlackRock Large Cap Investment Division (formerly BlackRock
  Investment Trust Investment Division)/(a)(g)/.................. 2002     48.19        45.64          0.00
                                                                  2003     45.64        58.38          0.00
                                                                  2004     58.38        63.57          2.76
                                                                  2005     63.57        64.67          2.64
                                                                  2006     64.67        72.49          2.55
                                                                  2007     72.49        75.99          0.00

BlackRock Large Cap Value Investment Division/(a)/............... 2002      8.60         7.90          0.00
                                                                  2003      7.90        10.53          0.00
                                                                  2004     10.53        11.74        194.35
                                                                  2005     11.74        12.20        194.35
                                                                  2006     12.20        14.32        464.48
                                                                  2007     14.32        14.54        482.55
                                                                  2008     14.54         9.29        743.82
                                                                  2009      9.29        10.15      2,479.51
                                                                  2010     10.15        10.89      3,379.69

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Investment Division/(a)/....... 2002    $20.14       $17.58          0.00
                                                                  2003     17.58        23.41          0.00
                                                                  2004     23.41        25.03          0.00
                                                                  2005     25.03        26.31          0.00
                                                                  2006     26.31        26.91          0.00
                                                                  2007     26.91        31.38          0.00
                                                                  2008     31.38        19.56         94.31
                                                                  2009     19.56        26.29        350.20
                                                                  2010     26.29        30.92        291.39

BlackRock Legacy Large Cap Growth Investment Division (formerly
  FI Large Cap Investment Division)/(k)/......................... 2006     16.84        17.02          0.00
                                                                  2007     17.02        17.38          0.00
                                                                  2008     17.38         9.42         81.56
                                                                  2009      9.42         9.81          0.00

BlackRock Money Market Investment Division/(b)/.................. 2003     21.52        21.37          0.00
                                                                  2004     21.37        21.20          0.00
                                                                  2005     21.20        21.42          0.00
                                                                  2006     21.42        22.05          0.00
                                                                  2007     22.05        22.76          0.00
                                                                  2008     22.76        22.99          0.00
                                                                  2009     22.99        22.69          0.00
                                                                  2010     22.69        22.34          0.00

Calvert VP SRI Balanced Investment Division (formerly Calvert
  Social Balanced Investment Division/(a)/)...................... 2002     17.05        16.70          0.00
                                                                  2003     16.70        19.63         64.25
                                                                  2004     19.63        20.92        174.62
                                                                  2005     20.92        21.76        293.02
                                                                  2006     21.76        23.31        479.23
                                                                  2007     23.31        23.58        470.09
                                                                  2008     23.58        15.94        492.59
                                                                  2009     15.94        19.67        637.61
                                                                  2010     19.67        21.71        653.12

Clarion Global Real Estate Investment Division/(d)/.............. 2004      9.99        12.82        102.93
                                                                  2005     12.82        14.30        228.85
                                                                  2006     14.30        19.37      1,068.24
                                                                  2007     19.37        16.21      1,396.48
                                                                  2008     16.21         9.31        504.24
                                                                  2009      9.31        12.35        750.22
                                                                  2010     12.35        14.11        828.35

Davis Venture Value Investment Division/(a)/..................... 2002     21.94        21.34          0.00
                                                                  2003     21.34        27.47          8.16
                                                                  2004     27.47        30.28         53.71
                                                                  2005     30.28        32.80        360.51
                                                                  2006     32.80        36.92      1,253.80
                                                                  2007     36.92        37.93      1,487.63
                                                                  2008     37.93        22.58      1,289.76
                                                                  2009     22.58        29.27      2,136.45
                                                                  2010     29.27        32.20      2,510.37

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
FI Value Leaders Investment Division/(a)/........................ 2002   $ 19.24      $ 18.26          0.00
                                                                  2003     18.26        22.81          0.00
                                                                  2004     22.81        25.50          0.00
                                                                  2005     25.50        27.73         62.14
                                                                  2006     27.73        30.49        241.29
                                                                  2007     30.49        31.20        302.83
                                                                  2008     31.20        18.71        261.76
                                                                  2009     18.71        22.38        288.90
                                                                  2010     22.38        25.18        308.19

Harris Oakmark International Investment Division/(a)/............ 2002      9.88         8.81          0.00
                                                                  2003      8.81        11.71         35.81
                                                                  2004     11.71        13.90        194.72
                                                                  2005     13.90        15.63        294.09
                                                                  2006     15.63        19.83        322.96
                                                                  2007     19.83        19.31      3,918.25
                                                                  2008     19.31        11.24        831.83
                                                                  2009     11.24        17.16      1,358.69
                                                                  2010     17.16        19.67      1,730.46

Invesco Small Cap Growth Investment Division (formerly Met/AIM
  Small Cap Growth Investment Division/(a)/)..................... 2002      8.90         8.45          0.00
                                                                  2003      8.45        11.56          0.00
                                                                  2004     11.56        12.11          0.00
                                                                  2005     12.11        12.91          0.00
                                                                  2006     12.91        14.52          0.00
                                                                  2007     14.52        15.88          0.00
                                                                  2008     15.88         9.58          0.00
                                                                  2009      9.58        12.62         20.04
                                                                  2010     12.62        15.68         44.19

Janus Forty Investment Division/(h)/............................. 2007    140.44       172.11          0.00
                                                                  2008    172.11        98.28          5.48
                                                                  2009     98.28       138.25        289.52
                                                                  2010    138.25       148.91        261.19

Lazard Mid Cap Investment Division/(a)/.......................... 2002      9.97         9.64          0.00
                                                                  2003      9.64        11.98         33.34
                                                                  2004     11.98        13.50         97.27
                                                                  2005     13.50        14.36        145.98
                                                                  2006     14.36        16.22          8.38
                                                                  2007     16.22        15.53          0.02
                                                                  2008     15.53         9.43         23.36
                                                                  2009      9.43        12.70         39.18
                                                                  2010     12.70        15.37         51.65

Loomis Sayles Small Cap Core Investment Division (formerly
  Loomis Sayles Small Cap Investment Divisions)/(a)/............. 2002     18.62        16.98          0.00
                                                                  2003     16.98        22.81          0.00
                                                                  2004     22.81        26.11          7.96
                                                                  2005     26.11        27.43         28.32
                                                                  2006     27.43        31.43          9.04
                                                                  2007     31.43        34.55         13.95
                                                                  2008     34.55        21.75          6.81
                                                                  2009     21.75        27.82          6.61
                                                                  2010     27.82        34.85          6.54

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Investment Division (formerly
  Franklin Templeton Small Cap Growth Investment Division)/(a)/.. 2002    $ 6.72       $ 6.22          0.00
                                                                  2003      6.22         8.86          2.97
                                                                  2004      8.86         9.70          9.99
                                                                  2005      9.70         9.97         49.72
                                                                  2006      9.97        10.77         70.35
                                                                  2007     10.77        11.06        108.16
                                                                  2008     11.06         6.39        203.06
                                                                  2009      6.39         8.16        257.60
                                                                  2010      8.16        10.55        279.64

Lord Abbett Bond Debenture Investment Division/(a)/.............. 2002     13.14        13.42          0.00
                                                                  2003     13.42        15.75          9.98
                                                                  2004     15.75        16.77        267.56
                                                                  2005     16.77        16.76        476.24
                                                                  2006     16.76        18.01        549.63
                                                                  2007     18.01        18.90        605.15
                                                                  2008     18.90        15.14        611.17
                                                                  2009     15.14        20.40        840.58
                                                                  2010     20.40        22.69        778.23

Met/Artisan Mid Cap Value Investment Division (formerly Harris
  Oakmark Focused Value Investment Division)/(a)/................ 2002     22.20        22.83          0.00
                                                                  2003     22.83        29.75          3.50
                                                                  2004     29.75        32.11        110.98
                                                                  2005     32.11        34.69        177.17
                                                                  2006     34.69        38.32        411.79
                                                                  2007     38.32        35.06      1,056.10
                                                                  2008     35.06        18.59         25.41
                                                                  2009     18.59        25.85         84.98
                                                                  2010     25.85        29.21        135.51

Met/Franklin Income Investment Division/(i)/..................... 2008      9.99         7.97          0.00
                                                                  2009      7.97        10.04          0.00
                                                                  2010     10.04        11.05          0.00

Met/Franklin Mutual Shares Investment Division/(i)/.............. 2008      9.99         6.59          0.00
                                                                  2009      6.59         8.10          0.00
                                                                  2010      8.10         8.86          0.00

Met/Franklin Templeton Founding Strategy Investment Division/(i)/ 2008      9.99         7.02          0.00
                                                                  2009      7.02         8.89        714.78
                                                                  2010      8.89         9.63      1,091.65

Met/Templeton Growth Investment Division/(i)/.................... 2008      9.99         6.56          0.00
                                                                  2009      6.56         8.56          0.00
                                                                  2010      8.56         9.08         19.41

MetLife Mid Cap Stock Index Investment Division/(a)/............. 2002      8.92         8.58          0.00
                                                                  2003      8.58        11.37        132.11
                                                                  2004     11.37        12.96        552.05
                                                                  2005     12.96        14.29        829.97
                                                                  2006     14.29        15.46        593.70
                                                                  2007     15.46        16.36        768.06
                                                                  2008     16.36        10.25      2,071.59
                                                                  2009     10.25        13.80      2,810.13
                                                                  2010     13.80        17.13      2,949.46

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
MetLife Stock Index Investment Division/(a)/..................... 2002    $27.57       $26.29          0.00
                                                                  2003     26.29        33.10        107.72
                                                                  2004     33.10        35.94      1,158.16
                                                                  2005     35.94        36.94      2,626.84
                                                                  2006     36.94        41.90      2,222.83
                                                                  2007     41.90        43.30      2,747.51
                                                                  2008     43.30        26.75      3,562.19
                                                                  2009     26.75        33.16      5,137.73
                                                                  2010     33.16        37.38      4,837.03

MFS(R) Research International Investment Division/(a)/........... 2002      7.78         7.26          0.00
                                                                  2003      7.26         9.45         18.59
                                                                  2004      9.45        11.12          5.33
                                                                  2005     11.12        12.75        141.50
                                                                  2006     12.75        15.89        350.25
                                                                  2007     15.89        17.72        458.13
                                                                  2008     17.72        10.06        531.84
                                                                  2009     10.06        13.03        586.86
                                                                  2010     13.03        14.29      1,135.26

MFS(R) Total Return Investment Division/(a)/..................... 2002     31.25        30.99          0.00
                                                                  2003     30.99        35.62          0.00
                                                                  2004     35.62        38.93          2.34
                                                                  2005     38.93        39.42          2.43
                                                                  2006     39.42        43.45         81.70
                                                                  2007     43.45        44.54         92.01
                                                                  2008     44.54        34.05        105.08
                                                                  2009     34.05        39.66        110.53
                                                                  2010     39.66        42.88         30.19

MFS(R) Value Investment Division/(a)/............................ 2002      9.95         9.61          0.00
                                                                  2003      9.61        11.85          0.00
                                                                  2004     11.85        12.97        352.34
                                                                  2005     12.97        12.56      1,395.69
                                                                  2006     12.56        14.57      2,347.73
                                                                  2007     14.57        13.77      4,120.76
                                                                  2008     13.77         8.99        237.00
                                                                  2009      8.99        10.67        163.16
                                                                  2010     10.67        11.68        169.12

Morgan Stanley EAFE(R) Index Investment Division/(a)/............ 2002      7.82         6.94          0.00
                                                                  2003      6.94         9.38        186.74
                                                                  2004      9.38        11.01        929.69
                                                                  2005     11.01        12.25      1,842.55
                                                                  2006     12.25        15.13      1,524.97
                                                                  2007     15.13        16.47      2,193.59
                                                                  2008     16.47         9.37      3,646.15
                                                                  2009      9.37        11.83      3,509.44
                                                                  2010     11.83        12.57      3,450.31

Morgan Stanley Mid Cap Growth Investment Division/(l)/........... 2010     12.62        14.64        387.82

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth Investment Division (formerly FI
  Mid Cap Opportunities Investment Division)/(a)(c)/............. 2002    $11.13       $10.72          0.00
                                                                  2003     10.72        14.17          0.00
                                                                  2004     14.17        16.30         73.37
                                                                  2005     16.30        17.12         88.39
                                                                  2006     17.12        18.81         80.96
                                                                  2007     18.81        20.02        100.36
                                                                  2008     20.02         8.78        203.37
                                                                  2009      8.78        11.55        273.99
                                                                  2010     11.55        12.49          0.00

Neuberger Berman Genesis Investment Division (formerly BlackRock
  Strategic Value Investment Division)/(a)/...................... 2002     12.70        10.77          0.00
                                                                  2003     10.77        15.89         14.56
                                                                  2004     15.89        18.00        307.94
                                                                  2005     18.00        18.42        630.26
                                                                  2006     18.42        21.12      1,213.55
                                                                  2007     21.12        20.02      1,339.97
                                                                  2008     20.02        12.11      1,390.72
                                                                  2009     12.11        13.45      1,827.11
                                                                  2010     13.45        16.08      1,756.43

Neuberger Berman Mid Cap Value Investment Division/(a)/.......... 2002     13.89        13.24          0.00
                                                                  2003     13.24        17.76         12.87
                                                                  2004     17.76        21.45        142.69
                                                                  2005     21.45        23.64        718.13
                                                                  2006     23.64        25.88      1,292.71
                                                                  2007     25.88        26.30      1,764.93
                                                                  2008     26.30        13.60      2,016.60
                                                                  2009     13.60        19.78      2,600.28
                                                                  2010     19.78        24.55      2,874.85

Oppenheimer Capital Appreciation Investment Division/(a)/........ 2002      6.52         6.26          0.00
                                                                  2003      6.26         7.93          0.00
                                                                  2004      7.93         8.30          0.00
                                                                  2005      8.30         8.56          0.00
                                                                  2006      8.56         9.07         33.40
                                                                  2007      9.07        10.21         40.56
                                                                  2008     10.21         5.43      1,163.27
                                                                  2009      5.43         7.69      1,599.59
                                                                  2010      7.69         8.28      1,231.87

PIMCO Inflation Protected Bond Investment Division/(f)/.......... 2006     10.94        11.04          0.00
                                                                  2007     11.04        12.04          0.00
                                                                  2008     12.04        11.04        431.09
                                                                  2009     11.04        12.83        679.70
                                                                  2010     12.83        13.61      1,033.07

PIMCO Total Return Investment Division/(a)/...................... 2002     10.89        11.32          0.00
                                                                  2003     11.32        11.63        532.41
                                                                  2004     11.63        12.02      1,107.10
                                                                  2005     12.02        12.10        398.28
                                                                  2006     12.10        12.45        661.52
                                                                  2007     12.45        13.19        497.47
                                                                  2008     13.19        13.04        667.35
                                                                  2009     13.04        15.15      1,923.24
                                                                  2010     15.15        16.14      3,809.42

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
RCM Technology Investment Division/(a)/.......................... 2002    $ 3.66       $ 2.95          0.00
                                                                  2003      2.95         4.58          0.00
                                                                  2004      4.58         4.31         29.00
                                                                  2005      4.31         4.71        134.50
                                                                  2006      4.71         4.89         27.68
                                                                  2007      4.89         6.33          0.00
                                                                  2008      6.33         3.46        155.02
                                                                  2009      3.46         5.42        217.36
                                                                  2010      5.42         6.81        267.75

Russell 2000(R) Index Investment Division/(a)/................... 2002      9.95         9.21          0.00
                                                                  2003      9.21        13.22         86.60
                                                                  2004     13.22        15.28        343.81
                                                                  2005     15.28        15.69        488.80
                                                                  2006     15.69        18.17        363.46
                                                                  2007     18.17        17.58      2,152.25
                                                                  2008     17.58        11.48        768.81
                                                                  2009     11.48        14.20      1,274.25
                                                                  2010     14.20        17.70      1,649.26

SSgA Growth ETF Investment Division (formerly Cyclical Growth
  ETF Investment Division)/(f)/.................................. 2006     10.69        11.39          0.00
                                                                  2007     11.39        11.84          0.00
                                                                  2008     11.84         7.81          0.00
                                                                  2009      7.81         9.94          0.00
                                                                  2010      9.94        11.17          0.00

SSgA Growth and Income ETF Investment Division (formerly
  Cyclical Growth and Income ETF Investment Division)/(f)/....... 2006     10.50        11.14          0.00
                                                                  2007     11.14        11.56          0.00
                                                                  2008     11.56         8.52          0.00
                                                                  2009      8.52        10.48          0.00
                                                                  2010     10.48        11.59          0.00

T. Rowe Price Large Cap Growth Investment Division/(a)/.......... 2002      8.85         8.62          0.00
                                                                  2003      8.62        11.09          0.00
                                                                  2004     11.09        11.98          0.00
                                                                  2005     11.98        12.55          0.00
                                                                  2006     12.55        13.95         44.03
                                                                  2007     13.95        14.99      1,825.84
                                                                  2008     14.99         8.56        124.25
                                                                  2009      8.56        12.05        150.18
                                                                  2010     12.05        13.86        519.11

T. Rowe Price Mid Cap Growth Investment Division/(a)/............ 2002      4.82         4.53          0.00
                                                                  2003      4.53         6.09          0.00
                                                                  2004      6.09         7.07        169.28
                                                                  2005      7.07         7.98        604.86
                                                                  2006      7.98         8.34      1,203.35
                                                                  2007      8.34         9.66      4,123.98
                                                                  2008      9.66         5.73        724.25
                                                                  2009      5.73         8.21      1,303.86
                                                                  2010      8.21        10.32      1,557.72

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division/(a)/.......... 2002    $ 8.79       $ 8.60          0.00
                                                                  2003      8.60        11.93         20.78
                                                                  2004     11.93        13.04         54.91
                                                                  2005     13.04        14.22         62.70
                                                                  2006     14.22        14.51         47.00
                                                                  2007     14.51        15.64         47.09
                                                                  2008     15.64         9.81         10.18
                                                                  2009      9.81        13.39        558.00
                                                                  2010     13.39        17.75         36.81

Third Avenue Small Cap Value Investment Division/(a)/............ 2002      9.02         8.22          0.00
                                                                  2003      8.22        11.45          0.00
                                                                  2004     11.45        14.26         54.51
                                                                  2005     14.26        16.21         71.09
                                                                  2006     16.21        18.06         50.17
                                                                  2007     18.06        17.25         57.46
                                                                  2008     17.25        11.91         89.54
                                                                  2009     11.91        14.84        103.36
                                                                  2010     14.84        17.51        105.41

Western Asset Management Strategic Bond Opportunities Investment
  Division/(a)/.................................................. 2002     15.87        16.78          0.00
                                                                  2003     16.78        18.61          0.00
                                                                  2004     18.61        19.47        233.67
                                                                  2005     19.47        19.67        395.15
                                                                  2006     19.67        20.30        654.64
                                                                  2007     20.30        20.73        816.42
                                                                  2008     20.73        17.30        694.32
                                                                  2009     17.30        22.47      1,368.67
                                                                  2010     22.47        24.88      1,762.86

Western Asset Management U.S. Government Investment Division/(a)/ 2002     14.92        15.36          0.00
                                                                  2003     15.36        15.37        784.08
                                                                  2004     15.37        15.54      1,320.26
                                                                  2005     15.54        15.52        196.37
                                                                  2006     15.52        15.88        718.72
                                                                  2007     15.88        16.26        934.00
                                                                  2008     16.26        15.93        830.02
                                                                  2009     15.93        16.32        983.78
                                                                  2010     16.32        16.96      1,117.28

MetLife Aggressive Allocation Investment Division/(e)/........... 2005      9.99        11.13          0.00
                                                                  2006     11.13        12.68          0.00
                                                                  2007     12.68        12.89          0.00
                                                                  2008     12.89         7.56          0.00
                                                                  2009      7.56         9.79      3,054.68
                                                                  2010      9.79        11.15      3,048.17

MetLife Conservative Allocation Investment Division/(e)/......... 2005      9.99        10.28          0.00
                                                                  2006     10.28        10.82          0.00
                                                                  2007     10.82        11.25          0.00
                                                                  2008     11.25         9.48          0.00
                                                                  2009      9.48        11.25        970.27
                                                                  2010     11.25        12.20      1,916.09

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
MetLife Conservative to Moderate Allocation Investment
  Division/(e)/.................................................. 2005    $ 9.99       $10.50          0.00
                                                                  2006     10.50        11.32          0.00
                                                                  2007     11.32        11.68          0.00
                                                                  2008     11.68         9.01          0.00
                                                                  2009      9.01        10.98        445.93
                                                                  2010     10.98        12.05      1,032.41

MetLife Moderate Allocation Investment Division/(e)/............. 2005      9.99        10.73      1,006.34
                                                                  2006     10.73        11.82      3,215.90
                                                                  2007     11.82        12.14     10,567.10
                                                                  2008     12.14         8.53     14,709.62
                                                                  2009      8.53        10.63     16,604.39
                                                                  2010     10.63        11.84     28,653.60

MetLife Moderate to Aggressive Allocation Investment
  Division/(e)/.................................................. 2005      9.99        10.96          0.00
                                                                  2006     10.96        12.32          0.00
                                                                  2007     12.32        12.60      2,154.57
                                                                  2008     12.60         8.05      2,468.55
                                                                  2009      8.05        10.23      3,196.22
                                                                  2010     10.23        11.56      5,528.75

                       METLIFE FINANCIAL FREEDOM SELECT
                              LOWEST POSSIBLE MIX
                         1.15 SEPARATE ACCOUNT CHARGE

                                                                                       Beginning of               Number of
                                                                                           Year     End of Year  Accumulation
                                                                                       Accumulation Accumulation Units End of
Investment Division                                                               Year  Unit Value   Unit Value      Year
-------------------                                                               ---- ------------ ------------ ------------
American Funds Balanced Allocation Investment Division (Class C)/(i)/............ 2008   $ 10.00      $  7.02      121,674.19
                                                                                  2009      7.02         8.98      556,856.55
                                                                                  2010      8.98         9.96    1,051,071.36

American Funds Bond Investment Division (Class 2)/(f)(j)/........................ 2006     14.82        15.56       52,024.77
                                                                                  2007     15.56        15.85      174,819.77
                                                                                  2008     15.85        14.17      206,376.24
                                                                                  2009     14.17        15.73      277,083.25
                                                                                  2010     15.73        16.51      351,455.60

American Funds Global Small Capitalization Investment Division (Class 2)/(a)(j)/. 2002     12.16        10.81           63.62
                                                                                  2003     10.81        16.37       14,982.78
                                                                                  2004     16.37        19.51       80,216.60
                                                                                  2005     19.51        24.12      227,193.58
                                                                                  2006     24.12        29.51      447,880.61
                                                                                  2007     29.51        35.33      656,275.07
                                                                                  2008     35.33        16.19      882,590.75
                                                                                  2009     16.19        25.75    1,078,475.48
                                                                                  2010     25.75        31.09    1,218,773.78

American Funds Growth Allocation Investment Division (Class C)/(i)/.............. 2008      9.99         6.37      194,988.37
                                                                                  2009      6.37         8.44      768,461.08
                                                                                  2010      8.44         9.47    1,297,995.99

American Funds Growth Investment Division (Class 2)/(a)(j)/...................... 2002     88.53        85.54           11.96
                                                                                  2003     85.54       115.40       13,543.19
                                                                                  2004    115.40       128.01       55,834.31
                                                                                  2005    128.01       146.68      129,239.16
                                                                                  2006    146.68       159.42      223,498.95
                                                                                  2007    159.42       176.61      293,354.57
                                                                                  2008    176.61        97.57      362,056.25
                                                                                  2009     97.57       134.13      427,118.96
                                                                                  2010    134.13       156.98      472,282.87

American Funds Growth-Income Investment Division (Class 2)/(a)(j)/............... 2002     73.23        68.77           30.15
                                                                                  2003     68.77        89.81       18,970.96
                                                                                  2004     89.81        97.74       71,689.28
                                                                                  2005     97.74       102.01      143,320.39
                                                                                  2006    102.01       115.89      202,055.10
                                                                                  2007    115.89       120.03      259,197.84
                                                                                  2008    120.03        73.56      299,030.63
                                                                                  2009     73.56        95.20      339,192.74
                                                                                  2010     95.20       104.60      377,221.58

American Funds Moderate Allocation Investment Division (Class C)/(i)/............ 2008     10.01         7.70      204,533.60
                                                                                  2009      7.70         9.39      664,696.39
                                                                                  2010      9.39        10.20    1,095,529.66

                                                                                    Beginning of               Number of
                                                                                        Year     End of Year  Accumulation
                                                                                    Accumulation Accumulation Units End of
Investment Division                                                            Year  Unit Value   Unit Value      Year
-------------------                                                            ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index Investment Division)/(a)/. 2002    $11.82       $12.36        3,448.86
                                                                               2003     12.36        12.63      144,664.71
                                                                               2004     12.63        12.97      428,405.73
                                                                               2005     12.97        13.06      910,620.62
                                                                               2006     13.06        13.40    1,382,777.48
                                                                               2007     13.40        14.13    1,782,657.77
                                                                               2008     14.13        14.75    1,647,058.68
                                                                               2009     14.75        15.31    2,178,913.92
                                                                               2010     15.31        16.00    2,647,051.81

BlackRock Bond Income Investment Division/(a)/................................ 2002     42.36        44.02            2.43
                                                                               2003     44.02        45.94       12,384.39
                                                                               2004     45.94        47.31       31,771.09
                                                                               2005     47.31        47.78       64,260.01
                                                                               2006     47.78        49.19       95,129.12
                                                                               2007     49.19        51.55      113,272.33
                                                                               2008     51.55        49.09      110,003.42
                                                                               2009     49.09        52.99      134,615.77
                                                                               2010     52.99        56.61      164,675.43

BlackRock Large Cap Core Investment Division*/(g)/............................ 2007     82.90        83.75       27,200.84
                                                                               2008     83.75        51.90       30,685.85
                                                                               2009     51.90        61.16       37,979.27
                                                                               2010     61.16        67.99       48,350.58

BlackRock Large Cap Investment Division
  (formerly BlackRock Investment Trust Investment Division)/(a)(g)/........... 2002     52.00        49.35            0.91
                                                                               2003     49.35        63.38        4,046.54
                                                                               2004     63.38        69.29       11,627.54
                                                                               2005     69.29        70.77       18,853.47
                                                                               2006     70.77        79.64       21,780.72
                                                                               2007     79.64        83.59            0.00

BlackRock Large Cap Value Investment Division/(a)/............................ 2002      8.61         7.92            8.09
                                                                               2003      7.92        10.60        3,799.75
                                                                               2004     10.60        11.87       41,453.44
                                                                               2005     11.87        12.39       90,472.98
                                                                               2006     12.39        14.59      200,625.43
                                                                               2007     14.59        14.87      338,503.06
                                                                               2008     14.87         9.54      401,171.39
                                                                               2009      9.54        10.47      571,838.16
                                                                               2010     10.47        11.28      665,322.98

BlackRock Legacy Large Cap Growth Investment Division/(a)/.................... 2002     20.77        18.17            0.00
                                                                               2003     18.17        24.29        2,861.22
                                                                               2004     24.29        26.06        3,633.57
                                                                               2005     26.06        27.51       11,978.18
                                                                               2006     27.51        28.25       22,086.50
                                                                               2007     28.25        33.07       46,455.59
                                                                               2008     33.07        20.70       86,121.65
                                                                               2009     20.70        27.93      128,118.29
                                                                               2010     27.93        32.99      152,192.29

                                                                    Beginning of               Number of
                                                                        Year     End of Year  Accumulation
                                                                    Accumulation Accumulation Units End of
Investment Division                                            Year  Unit Value   Unit Value      Year
-------------------                                            ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Investment Division
  (formerly FI Large Cap Investment Division)/(k)/............ 2006    $17.50       $17.74       10,134.75
                                                               2007     17.74        18.19       23,977.37
                                                               2008     18.19         9.89       37,277.29
                                                               2009      9.89        10.32            0.00

BlackRock Money Market Investment Division/(b)/............... 2003     23.29        23.19            0.00
                                                               2004     23.19        23.09            0.00
                                                               2005     23.09        23.43            0.00
                                                               2006     23.43        24.21            0.00
                                                               2007     24.21        25.09            0.00
                                                               2008     25.09        25.44            0.00
                                                               2009     25.44        25.22            0.00
                                                               2010     25.22        24.93            0.00

Calvert VP SRI Balanced Investment Division
  (formerly Calvert Social Balanced Investment Division/(a)/). 2002     17.72        17.40           38.44
                                                               2003     17.40        20.52        6,664.49
                                                               2004     20.52        21.96       21,378.29
                                                               2005     21.96        22.94       41,201.23
                                                               2006     22.94        24.67       86,212.91
                                                               2007     24.67        25.06      125,591.07
                                                               2008     25.06        17.01      161,248.36
                                                               2009     17.01        21.07      205,769.79
                                                               2010     21.07        23.35      246,778.53

Clarion Global Real Estate Investment Division/(d)/........... 2004      9.99        12.85       32,361.21
                                                               2005     12.85        14.39      211,809.17
                                                               2006     14.39        19.58      488,853.51
                                                               2007     19.58        16.45      709,880.30
                                                               2008     16.45         9.48      802,996.74
                                                               2009      9.48        12.63      904,981.60
                                                               2010     12.63        14.50      961,544.85

Davis Venture Value Investment Division/(a)/.................. 2002     22.63        22.05           19.62
                                                               2003     22.05        28.50       16,227.34
                                                               2004     28.50        31.54       89,201.49
                                                               2005     31.54        34.29      268,434.82
                                                               2006     34.29        38.76      475,212.75
                                                               2007     38.76        39.98      663,987.62
                                                               2008     39.98        23.90      779,914.92
                                                               2009     23.90        31.11      918,129.18
                                                               2010     31.11        34.35    1,021,833.33

FI Value Leaders Investment Division/(a)/..................... 2002     19.96        18.99            0.00
                                                               2003     18.99        23.81        2,262.03
                                                               2004     23.81        26.72       11,500.32
                                                               2005     26.72        29.17       35,920.78
                                                               2006     29.17        32.20       78,333.40
                                                               2007     32.20        33.09      101,164.80
                                                               2008     33.09        19.92      111,617.92
                                                               2009     19.92        23.92      130,067.79
                                                               2010     23.92        27.02      146,694.34

                                                                                Beginning of               Number of
                                                                                    Year     End of Year  Accumulation
                                                                                Accumulation Accumulation Units End of
Investment Division                                                        Year  Unit Value   Unit Value      Year
-------------------                                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division/(a)/..................... 2002   $  9.91      $  8.85           48.82
                                                                           2003      8.85        11.82       19,511.29
                                                                           2004     11.82        14.08       85,264.44
                                                                           2005     14.08        15.90      251,803.76
                                                                           2006     15.90        20.25      533,163.25
                                                                           2007     20.25        19.80      812,437.99
                                                                           2008     19.80        11.57      909,654.50
                                                                           2009     11.57        17.73    1,043,965.44
                                                                           2010     17.73        20.41    1,254,723.58

Invesco Small Cap Growth Investment Division
  (formerly Met/AIM Small Cap Growth Investment Division/(a)/)............ 2002      8.93         8.49            2.30
                                                                           2003      8.49        11.66        2,111.31
                                                                           2004     11.66        12.27        5,419.83
                                                                           2005     12.27        13.13       15,098.34
                                                                           2006     13.13        14.83       37,039.55
                                                                           2007     14.83        16.28       57,767.04
                                                                           2008     16.28         9.86       68,209.44
                                                                           2009      9.86        13.04       92,455.18
                                                                           2010     13.04        16.27      106,043.37

Janus Forty Investment Division/(h)/...................................... 2007    155.28       190.81        3,064.32
                                                                           2008    190.81       109.41       30,321.52
                                                                           2009    109.41       154.51       69,318.46
                                                                           2010    154.51       167.10       97,045.35

Lazard Mid Cap Investment Division/(a)/................................... 2002     10.00         9.69           78.31
                                                                           2003      9.69        12.09        2,865.13
                                                                           2004     12.09        13.67       18,025.97
                                                                           2005     13.67        14.61       52,664.20
                                                                           2006     14.61        16.56       75,763.68
                                                                           2007     16.56        15.92      130,448.12
                                                                           2008     15.92         9.71      144,410.76
                                                                           2009      9.71        13.13      184,744.22
                                                                           2010     13.13        15.95      195,569.43

Loomis Sayles Small Cap Core Investment Division
  (formerly Loomis Sayles Small Cap Investment Divisions)/(a)/............ 2002     19.24        17.58            2.82
                                                                           2003     17.58        23.71        3,228.37
                                                                           2004     23.71        27.25        8,561.34
                                                                           2005     27.25        28.74       28,010.97
                                                                           2006     28.74        33.07       59,402.51
                                                                           2007     33.07        36.49       88,213.45
                                                                           2008     36.49        23.06      107,403.97
                                                                           2009     23.06        29.62      123,701.77
                                                                           2010     29.62        37.25      136,862.89

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth Investment Division)/(a)/. 2002      6.75         6.26            6.52
                                                                           2003      6.26         8.96        7,737.94
                                                                           2004      8.96         9.84       31,713.66
                                                                           2005      9.84        10.16       61,213.51
                                                                           2006     10.16        11.02      103,113.29
                                                                           2007     11.02        11.36      164,851.99
                                                                           2008     11.36         6.59      200,034.78
                                                                           2009      6.59         8.45      237,853.76
                                                                           2010      8.45        10.97      247,239.17

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division/(a)/................ 2002    $13.47       $13.79            9.63
                                                                    2003     13.79        16.24       11,093.84
                                                                    2004     16.24        17.36       52,230.11
                                                                    2005     17.36        17.42      136,924.22
                                                                    2006     17.42        18.80      227,247.93
                                                                    2007     18.80        19.80      322,578.34
                                                                    2008     19.80        15.93      340,532.94
                                                                    2009     15.93        21.54      385,655.93
                                                                    2010     21.54        24.06      431,883.49

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment Division)/(a)/. 2002     23.04        23.73           70.12
                                                                    2003     23.73        31.04       30,181.02
                                                                    2004     31.04        33.65      110,750.47
                                                                    2005     33.65        36.50      227,513.06
                                                                    2006     36.50        40.47      289,878.60
                                                                    2007     40.47        37.18      333,726.00
                                                                    2008     37.18        19.79      335,618.24
                                                                    2009     19.79        27.63      354,998.61
                                                                    2010     27.63        31.35      357,846.23

Met/Franklin Income Investment Division/(i)/....................... 2008      9.99         8.00       18,925.96
                                                                    2009      8.00        10.10       76,133.69
                                                                    2010     10.10        11.17      175,335.25

Met/Franklin Mutual Shares Investment Division/(i)/................ 2008      9.99         6.61       10,882.44
                                                                    2009      6.61         8.16       64,918.25
                                                                    2010      8.16         8.95      149,433.96

Met/Franklin Templeton Founding Strategy Investment Division/(i)/.. 2008      9.99         7.04       24,985.84
                                                                    2009      7.04         8.95      116,165.26
                                                                    2010      8.95         9.74      269,043.80

Met/Templeton Growth Investment Division/(i)/...................... 2008      9.99         6.58        9,643.09
                                                                    2009      6.58         8.62       43,892.66
                                                                    2010      8.62         9.18       78,696.70

MetLife Mid Cap Stock Index Investment Division/(a)/............... 2002      8.99         8.67        1,645.03
                                                                    2003      8.67        11.53       91,255.87
                                                                    2004     11.53        13.19      139,283.11
                                                                    2005     13.19        14.61      266,173.33
                                                                    2006     14.61        15.87      472,965.71
                                                                    2007     15.87        16.86      662,368.42
                                                                    2008     16.86        10.60      813,369.45
                                                                    2009     10.60        14.34      944,409.27
                                                                    2010     14.34        17.86    1,034,531.67

MetLife Stock Index Investment Division/(a)/....................... 2002     28.95        27.66        1,512.09
                                                                    2003     27.66        34.96       82,808.02
                                                                    2004     34.96        38.11      275,038.70
                                                                    2005     38.11        39.33      547,798.08
                                                                    2006     39.33        44.79      783,095.95
                                                                    2007     44.79        46.47    1,014,276.29
                                                                    2008     46.47        28.82    1,356,676.50
                                                                    2009     28.82        35.88    1,625,992.39
                                                                    2010     35.88        40.61    1,882,506.27

                                                                        Beginning of               Number of
                                                                            Year     End of Year  Accumulation
                                                                        Accumulation Accumulation Units End of
Investment Division                                                Year  Unit Value   Unit Value      Year
-------------------                                                ---- ------------ ------------ ------------
MFS(R) Research International Investment Division/(a)/............ 2002    $ 7.82       $ 7.32           20.26
                                                                   2003      7.32         9.56       17,836.97
                                                                   2004      9.56        11.29       33,557.48
                                                                   2005     11.29        13.00       89,994.11
                                                                   2006     13.00        16.27      257,687.66
                                                                   2007     16.27        18.22      469,870.91
                                                                   2008     18.22        10.38      715,053.77
                                                                   2009     10.38        13.50      929,902.72
                                                                   2010     13.50        14.87    1,050,952.03

MFS(R) Total Return Investment Division/(a)/...................... 2002     33.21        33.00            1.50
                                                                   2003     33.00        38.08        7,191.76
                                                                   2004     38.08        41.78       24,289.54
                                                                   2005     41.78        42.48       54,395.78
                                                                   2006     42.48        47.01       84,211.32
                                                                   2007     47.01        48.38      119,028.13
                                                                   2008     48.38        37.14      124,603.51
                                                                   2009     37.14        43.43      142,764.40
                                                                   2010     43.43        47.14      158,075.19

MFS(R) Value Investment Division/(a)/............................. 2002     10.10         9.77          164.71
                                                                   2003      9.77        12.09       57,143.48
                                                                   2004     12.09        13.29      177,468.75
                                                                   2005     13.29        12.92      372,897.00
                                                                   2006     12.92        15.06      446,843.92
                                                                   2007     15.06        14.28      542,706.43
                                                                   2008     14.28         9.36      575,265.94
                                                                   2009      9.36        11.16      661,514.74
                                                                   2010     11.16        12.26      740,015.29

Morgan Stanley EAFE(R) Index Investment Division/(a)/............. 2002      7.94         7.06        3,041.51
                                                                   2003      7.06         9.57      142,473.29
                                                                   2004      9.57        11.29      245,217.23
                                                                   2005     11.29        12.60      488,217.83
                                                                   2006     12.60        15.63      714,989.16
                                                                   2007     15.63        17.08      975,903.28
                                                                   2008     17.08         9.76    1,336,199.40
                                                                   2009      9.76        12.37    1,607,780.30
                                                                   2010     12.37        13.20    1,905,179.76

Morgan Stanley Mid Cap Growth Investment Division/(l)/............ 2010     13.30        15.47      334,164.64

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division)/(a)(c)/. 2002     11.37        10.97            0.00
                                                                   2003     10.97        14.56            0.00
                                                                   2004     14.56        16.82       35,155.94
                                                                   2005     16.82        17.74       64,889.51
                                                                   2006     17.74        19.56      133,447.27
                                                                   2007     19.56        20.90      166,623.10
                                                                   2008     20.90         9.21      255,078.97
                                                                   2009      9.21        12.16      298,919.30
                                                                   2010     12.16        13.17            0.00

                                                                      Beginning of               Number of
                                                                          Year     End of Year  Accumulation
                                                                      Accumulation Accumulation Units End of
Investment Division                                              Year  Unit Value   Unit Value      Year
-------------------                                              ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division)/(a)/. 2002    $12.81       $10.88          156.91
                                                                 2003     10.88        16.11       48,453.97
                                                                 2004     16.11        18.33      175,008.38
                                                                 2005     18.33        18.82      287,683.69
                                                                 2006     18.82        21.67      374,993.08
                                                                 2007     21.67        20.63      454,086.47
                                                                 2008     20.63        12.53      468,805.82
                                                                 2009     12.53        13.98      539,322.97
                                                                 2010     13.98        16.77      538,917.95

Neuberger Berman Mid Cap Value Investment Division/(a)/......... 2002     14.09        13.47            1.13
                                                                 2003     13.47        18.13       32,588.41
                                                                 2004     18.13        21.98      136,845.70
                                                                 2005     21.98        24.32      304,908.67
                                                                 2006     24.32        26.74      489,376.42
                                                                 2007     26.74        27.28      663,256.48
                                                                 2008     27.28        14.16      797,929.68
                                                                 2009     14.16        20.68      858,091.58
                                                                 2010     20.68        25.77      904,609.58

Oppenheimer Capital Appreciation Investment Division/(a)/....... 2002      6.56         6.31            9.15
                                                                 2003      6.31         8.02        8,584.95
                                                                 2004      8.02         8.43       26,654.60
                                                                 2005      8.43         8.73       71,232.08
                                                                 2006      8.73         9.29      123,997.78
                                                                 2007      9.29        10.49      195,153.29
                                                                 2008     10.49         5.61      254,070.40
                                                                 2009      5.61         7.97      316,145.01
                                                                 2010      7.97         8.62      448,556.55

PIMCO Inflation Protected Bond Investment Division/(f)/......... 2006     11.07        11.20       14,323.43
                                                                 2007     11.20        12.27       53,603.10
                                                                 2008     12.27        11.29      365,194.13
                                                                 2009     11.29        13.18      533,777.77
                                                                 2010     13.18        14.04      737,915.95

PIMCO Total Return Investment Division/(a)/..................... 2002     10.95        11.41          189.54
                                                                 2003     11.41        11.76       70,150.27
                                                                 2004     11.76        12.20      251,822.19
                                                                 2005     12.20        12.34      587,365.40
                                                                 2006     12.34        12.75      830,339.80
                                                                 2007     12.75        13.55      990,487.69
                                                                 2008     13.55        13.45    1,132,008.34
                                                                 2009     13.45        15.70    1,495,095.67
                                                                 2010     15.70        16.79    1,968,358.65

RCM Technology Investment Division/(a)/......................... 2002      3.68         2.97           10.54
                                                                 2003      2.97         4.63       19,825.87
                                                                 2004      4.63         4.38       57,801.86
                                                                 2005      4.38         4.81      109,550.02
                                                                 2006      4.81         5.00      202,153.84
                                                                 2007      5.00         6.51      318,061.62
                                                                 2008      6.51         3.57      403,536.36
                                                                 2009      3.57         5.62      587,559.45
                                                                 2010      5.62         7.09      800,564.32

                                                                           Beginning of               Number of
                                                                               Year     End of Year  Accumulation
                                                                           Accumulation Accumulation Units End of
Investment Division                                                   Year  Unit Value   Unit Value      Year
-------------------                                                   ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division/(a)/....................... 2002    $10.10       $ 9.36          860.44
                                                                      2003      9.36        13.49       57,176.25
                                                                      2004     13.49        15.66       92,647.13
                                                                      2005     15.66        16.14      203,487.62
                                                                      2006     16.14        18.77      330,869.18
                                                                      2007     18.77        18.23      449,867.09
                                                                      2008     18.23        11.95      520,314.13
                                                                      2009     11.95        14.85      658,112.73
                                                                      2010     14.85        18.59      717,969.90

SSgA Growth ETF Investment Division
  (formerly Cyclical Growth ETF Investment Division)/(f)/............ 2006     10.71        11.45        2,722.18
                                                                      2007     11.45        11.95       16,348.82
                                                                      2008     11.95         7.92       16,025.29
                                                                      2009      7.92        10.11      103,310.15
                                                                      2010     10.11        11.40      249,877.19

SSgA Growth and Income ETF Investment Division
  (formerly Cyclical Growth and Income ETF Investment Division)/(f)/. 2006     10.52        11.19        3,054.10
                                                                      2007     11.19        11.66        7,612.59
                                                                      2008     11.66         8.64       13,071.93
                                                                      2009      8.64        10.66      125,239.92
                                                                      2010     10.66        11.83      421,848.35

T. Rowe Price Large Cap Growth Investment Division/(a)/.............. 2002      8.98         8.76            3.45
                                                                      2003      8.76        11.33       22,582.04
                                                                      2004     11.33        12.28       85,713.15
                                                                      2005     12.28        12.91      160,902.73
                                                                      2006     12.91        14.41      262,445.10
                                                                      2007     14.41        15.55      364,181.00
                                                                      2008     15.55         8.91      442,818.70
                                                                      2009      8.91        12.60      524,705.52
                                                                      2010     12.60        14.55      579,752.68

T. Rowe Price Mid Cap Growth Investment Division/(a)/................ 2002      4.85         4.56            6.04
                                                                      2003      4.56         6.16       14,813.41
                                                                      2004      6.16         7.18       99,520.94
                                                                      2005      7.18         8.14      203,186.34
                                                                      2006      8.14         8.54      411,060.56
                                                                      2007      8.54         9.93      605,999.98
                                                                      2008      9.93         5.91      826,878.73
                                                                      2009      5.91         8.51    1,049,482.42
                                                                      2010      8.51        10.74    1,227,450.81

T. Rowe Price Small Cap Growth Investment Division/(a)/.............. 2002      8.98         8.80            2.02
                                                                      2003      8.80        12.26        9,431.44
                                                                      2004     12.26        13.46       41,674.45
                                                                      2005     13.46        14.73       61,128.13
                                                                      2006     14.73        15.09      119,926.48
                                                                      2007     15.09        16.34      147,039.90
                                                                      2008     16.34        10.28      178,819.10
                                                                      2009     10.28        14.10      240,114.29
                                                                      2010     14.10        18.77      319,841.50

                                                                                     Beginning of               Number of
                                                                                         Year     End of Year  Accumulation
                                                                                     Accumulation Accumulation Units End of
Investment Division                                                             Year  Unit Value   Unit Value      Year
-------------------                                                             ---- ------------ ------------ ------------
Third Avenue Small Cap Value Investment Division/(a)/.......................... 2002    $ 9.02       $ 8.24            0.00
                                                                                2003      8.24        11.52       10,024.24
                                                                                2004     11.52        14.41       23,882.79
                                                                                2005     14.41        16.45      116,689.87
                                                                                2006     16.45        18.40      218,803.53
                                                                                2007     18.40        17.64      312,434.44
                                                                                2008     17.64        12.24      345,244.78
                                                                                2009     12.24        15.30      421,184.87
                                                                                2010     15.30        18.13      458,491.15

Western Asset Management Strategic Bond Opportunities Investment Division/(a)/. 2002     16.37        17.34           63.10
                                                                                2003     17.34        19.30        6,880.83
                                                                                2004     19.30        20.28       37,987.88
                                                                                2005     20.28        20.57      116,330.65
                                                                                2006     20.57        21.31      234,231.30
                                                                                2007     21.31        21.85      363,414.55
                                                                                2008     21.85        18.31      359,771.96
                                                                                2009     18.31        23.87      374,438.61
                                                                                2010     23.87        26.54      407,645.88

Western Asset Management U.S. Government Investment Division/(a)/.............. 2002     15.39        15.87           70.64
                                                                                2003     15.87        15.95       17,717.61
                                                                                2004     15.95        16.19       53,620.30
                                                                                2005     16.19        16.23      126,212.33
                                                                                2006     16.23        16.67      223,236.27
                                                                                2007     16.67        17.15      292,693.44
                                                                                2008     17.15        16.86      309,301.14
                                                                                2009     16.86        17.35      361,216.45
                                                                                2010     17.35        18.09      413,299.30

MetLife Aggressive Allocation Investment Division/(e)/......................... 2005      9.99        11.16        6,670.59
                                                                                2006     11.16        12.77      180,227.91
                                                                                2007     12.77        13.03      513,196.27
                                                                                2008     13.03         7.67      799,850.74
                                                                                2009      7.67         9.97    1,297,216.65
                                                                                2010      9.97        11.40    1,592,205.37

MetLife Conservative Allocation Investment Division/(e)/....................... 2005      9.99        10.31       17,041.17
                                                                                2006     10.31        10.90       43,214.85
                                                                                2007     10.90        11.37      148,320.62
                                                                                2008     11.37         9.62      279,644.96
                                                                                2009      9.62        11.47      406,016.23
                                                                                2010     11.47        12.48      593,216.03

MetLife Conservative to Moderate Allocation Investment Division/(e)/........... 2005      9.99        10.53       38,350.22
                                                                                2006     10.53        11.39      327,965.49
                                                                                2007     11.39        11.80      712,052.60
                                                                                2008     11.80         9.15    1,176,507.34
                                                                                2009      9.15        11.18    1,521,527.64
                                                                                2010     11.18        12.33    2,226,031.92

MetLife Moderate Allocation Investment Division/(e)/........................... 2005      9.99        10.76      185,399.49
                                                                                2006     10.76        11.90    1,036,118.92
                                                                                2007     11.90        12.27    2,916,876.82
                                                                                2008     12.27         8.66    4,590,335.22
                                                                                2009      8.66        10.83    6,757,809.46
                                                                                2010     10.83        12.12    9,166,120.55

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Investment Division/(e)/. 2005    $ 9.99       $10.99       92,873.97
                                                                    2006     10.99        12.41      872,058.09
                                                                    2007     12.41        12.74    2,856,621.59
                                                                    2008     12.74         8.17    5,013,875.02
                                                                    2009      8.17        10.42    7,442,005.10
                                                                    2010     10.42        11.82    9,546,593.21

-----------
(a)The inception date for the Deferred Annuities was July 12, 2002.
(b)Inception Date: May 1, 2003.
(c)The investment division with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Investment Division prior to the opening of business May 3, 2004, and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The accumulation unit values history prior to May 1, 2004 is of the investment division which no longer exists.
(d)Inception Date: May 1, 2004.
(e)Inception Date: May 1, 2005.
(f)Inception Date: May 1, 2006.
(g)The assets of BlackRock Large Cap Investment Division (formerly BlackRock Investment Trust Investment Division) of the Metropolitan Fund were merged into the BlackRock Large Cap Core Investment Division of the Met Investors Fund on April 30, 2007. Accumulation unit values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.
(h)Inception date: April 30, 2007.
(i)Inception date: April 28, 2008.
(j)The accumulation unit values for American Funds Bond, American Funds Growth-Income, American Funds Growth and American Funds Global Capitalization Investment Divisions are calculated with an additional .25% separate account charge as indicated in the Separate Account Charge section of the Table of Expenses.
(k)The assets of FI Large Cap Investment Division of the Metropolitan Fund were merged into the BlackRock Legacy Large Cap Growth Investment Division of the Metropolitan Fund on May 1, 2009. Accumulation unit values prior to May 1, 2009 are those of the FI Large Cap Investment Division.
(l)The assets of FI Mid Cap Opportunities Investment Division were merged into this investment division on May 3, 2010. Accumulation unit values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division
* We are waiving a portion of the Separate Account charge for the investment division investing in the BlackRock Large Cap Core Portfolio. Please see the Table of Expenses for more information.

APPENDIX IV

PORTFOLIO LEGAL AND MARKETING NAMES


                                          LEGAL NAME OF
SERIES FUND/TRUST                         PORTFOLIO SERIES                    MARKETING NAME
  American Funds Insurance Series(R)      Bond Fund                           American Funds Bond Fund
  American Funds Insurance Series(R)      Global Small Capitalization Fund    American Funds Global Small Capitalization Fund
  American Funds Insurance Series(R)      Growth - Income Fund                American Funds Growth-Income Fund
  American Funds Insurance Series(R)      Growth Fund                         American Funds Growth Fund

APPENDIX V

ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS

The Portfolio below was subject to a merger. The chart identifies the former name and new name of this Portfolio.

PORTFOLIO MERGER


FORMER PORTFOLIO          NEW PORTFOLIO
  METROPOLITAN FUND       MET INVESTORS FUND
    MetLife                 MetLife Aggressive Strategy Portfolio
  Aggressive
  Allocation
  Portfolio

                          Request For a Statement of
                   Additional Information/Change of Address

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] Metropolitan Life Separate Account E,

[_] Metropolitan Series Fund, Inc.

[_] Met Investors Series Trust

[_] American Funds Insurance Series(R)

[_] Calvert VP SRI Balanced Portfolio

[_] I have changed my address. My current address is:

                          _________________  Name ___
                          (Contract Number)

                                             Address

                          _________________         _
                             (Signature)          zip

Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342

                                                                    May 1, 2011

MetLife Financial Freedom Select(R) Variable Annuity Contracts Issued by Metropolitan Life Insurance Company
This Prospectus describes MetLife Financial Freedom Select group and individual deferred variable annuity contracts ("Deferred Annuities").

--------------------------------------------------------------------------------

    You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the Contract for your Deferred Annuity. Your choices may include the Fixed
Interest Account (not offered or described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), a portfolio of the Calvert Variable Series, Inc. ("Calvert Fund"), portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as "Portfolios" in this Prospectus.

                                  AMERICAN FUNDS(R)
AMERICAN FUNDS BOND                          AMERICAN FUNDS GROWTH
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION   AMERICAN FUNDS GROWTH-INCOME
                                     CALVERT FUND
CALVERT VP SRI BALANCED
                                  MET INVESTORS FUND
AMERICAN FUNDS(R) BALANCED ALLOCATION        MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
AMERICAN FUNDS(R) GROWTH ALLOCATION          MET/TEMPLETON GROWTH
AMERICAN FUNDS(R) MODERATE ALLOCATION        METLIFE AGGRESSIVE STRATEGY
BLACKROCK LARGE CAP CORE                     MFS(R) RESEARCH INTERNATIONAL
CLARION GLOBAL REAL ESTATE                   MORGAN STANLEY MID CAP GROWTH
HARRIS OAKMARK INTERNATIONAL                 OPPENHEIMER CAPITAL APPRECIATION
INVESCO SMALL CAP GROWTH                     PIMCO INFLATION PROTECTED BOND
JANUS FORTY                                  PIMCO TOTAL RETURN
LAZARD MID CAP                               RCM TECHNOLOGY
LORD ABBETT BOND DEBENTURE                   SSGA GROWTH AND INCOME ETF
MET/FRANKLIN INCOME                          SSGA GROWTH ETF
MET/FRANKLIN LOW DURATION TOTAL RETURN       T. ROWE PRICE MID CAP GROWTH
MET/FRANKLIN MUTUAL SHARES                   THIRD AVENUE SMALL CAP VALUE
                                  METROPOLITAN FUND
BARCLAYS CAPITAL AGGREGATE BOND INDEX        METLIFE MODERATE TO AGGRESSIVE ALLOCATION
BLACKROCK BOND INCOME                        METLIFE STOCK INDEX
BLACKROCK LARGE CAP VALUE                    MFS(R) TOTAL RETURN
BLACKROCK LEGACY LARGE CAP GROWTH            MFS(R) VALUE
DAVIS VENTURE VALUE                          MORGAN STANLEY EAFE(R) INDEX
FI VALUE LEADERS                             NEUBERGER BERMAN GENESIS
LOOMIS SAYLES SMALL CAP CORE                 NEUBERGER BERMAN MID CAP VALUE
LOOMIS SAYLES SMALL CAP GROWTH               RUSSELL 2000(R) INDEX
MET/ARTISAN MID CAP VALUE                    T. ROWE PRICE LARGE CAP GROWTH
METLIFE CONSERVATIVE ALLOCATION              T. ROWE PRICE SMALL CAP GROWTH
METLIFE CONSERVATIVE TO MODERATE ALLOCATION  WESTERN ASSET MANAGEMENT STRATEGIC BOND
METLIFE MID CAP STOCK INDEX                   OPPORTUNITIES
METLIFE MODERATE ALLOCATION                  WESTERN ASSET MANAGEMENT U.S. GOVERNMENT

Certain Portfolios have been subject to a change. Please see Appendix V -- "Additional Information Regarding the Portfolios".

HOW TO LEARN MORE:
Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2011. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 85 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:

Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342
(800) 638-7732


                                [GRAPHIC]


 Deferred
 Annuities
 Available:

   .  TSA
   .  TSA ERISA
   .  Simplified Employee Pensions (SEPs)
   .  SIMPLE Individual Retirement Annuities
   . 457(b) Eligible Deferred Compensation Arrangements (457(b)s) . 403(a) Arrangements

 Classes Available
 for each
 Deferred Annuity
   .  e
   .  e Bonus

 A word about investment risk:

 An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:

 .  a bank deposit or obligation;

 .  federally insured or guaranteed; or

 .  endorsed by any bank or other financial institution.

Each class of the Deferred Annuities has its own Separate Account charge and withdrawal charge schedule. Each provides the opportunity to invest for retirement. The expenses for the e Bonus Class of the Deferred Annuity may be higher than similar contracts without a bonus. The purchase payment credits ("Bonus") may be more than offset by the higher expenses for the e Bonus Class.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

                               TABLE OF CONTENTS


    Important Terms You Should Know.....................................  5
    Table of Expenses...................................................  8
    Accumulation Unit Values Tables..................................... 15
    MetLife............................................................. 16
    Metropolitan Life Separate Account E................................ 16
    Variable Annuities.................................................. 16
        Replacement of Annuity Contracts................................ 17
        The Deferred Annuity............................................ 17
    Classes of the Deferred Annuity..................................... 19
    Your Investment Choices............................................. 21
    Deferred Annuities.................................................. 27
        The Deferred Annuity and Your Retirement Plan................... 27
        Automated Investment Strategies................................. 27
        Purchase Payments............................................... 29
            Purchase Payments--Section 403(b) Plans..................... 29
            Allocation of Purchase Payments............................. 29
            Limits on Purchase Payments................................. 29
        The Value of Your Investment.................................... 30
        Transfer Privilege.............................................. 30
        Access to Your Money............................................ 33
            Systematic Withdrawal Program............................... 33
            Minimum Distribution........................................ 35
        Charges......................................................... 35
            Separate Account Charge..................................... 35
            Investment-Related Charge................................... 36
        Annual Contract Fee............................................. 36
            Optional Guaranteed Minimum Income Benefit.................. 36
            Optional Lifetime Withdrawal Guarantee Benefit.............. 37
        Premium and Other Taxes......................................... 37
        Withdrawal Charges.............................................. 37
            When No Withdrawal Charge Applies to the e Bonus Class...... 38
        Free Look....................................................... 39
        Death Benefit--Generally........................................ 39
        Standard Death Benefit.......................................... 40
        Optional Benefits............................................... 41
        Annual Step-Up Death Benefit.................................... 41
            Guaranteed Minimum Income Benefit........................... 43
            Lifetime Withdrawal Guarantee Benefit....................... 48
        Pay-Out Options (or Income Options)............................. 57
        Income Payment Types............................................ 58
        Allocation...................................................... 59
        Minimum Size of Your Income Payment............................. 59

    The Value of Your Income Payments............................................  59
        Reallocation Privilege...................................................  60
        Charges..................................................................  62
General Information..............................................................  63
    Administration...............................................................  63
        Purchase Payments........................................................  63
        Confirming Transactions..................................................  63
        Processing Transactions..................................................  64
           By Telephone or Internet..............................................  64
           After Your Death......................................................  64
           Misstatement..........................................................  65
           Third Party Requests..................................................  65
           Valuation--Suspension of Payments.....................................  65
    Advertising Performance......................................................  65
    Changes to Your Deferred Annuity.............................................  67
    Voting Rights................................................................  68
    Who Sells the Deferred Annuities.............................................  68
    Financial Statements.........................................................  71
    Your Spouse's Rights.........................................................  71
    When We Can Cancel Your Deferred Annuity.....................................  71
Income Taxes.....................................................................  72
Legal Proceedings................................................................  84
Table of Contents for the Statement of Additional Information....................  85
Appendix I Premium Tax Table.....................................................  86
Appendix II What You Need To Know If You Are A Texas Optional Retirement Program
  Participant....................................................................  87
Appendix III Accumulation Unit Values For Each Investment Division...............  88
Appendix IV Portfolio Legal and Marketing Names.................................. 108
Appendix V Additional Information Regarding the Portfolios....................... 109

The Deferred Annuities are not to be offered anywhere that they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities other than the information in this Prospectus, supplements to the prospectus or any supplemental sales material we authorize.

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ADMINISTRATIVE OFFICE

Your Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity. Your Contract will indicate the address of your Administrative Office. We will notify you if there is a change in the address of your Administrative Office. The telephone number to call to initiate a request is 1-800-638-7732.

ANNUITANT

The natural person whose life is the measure for determining the duration and the dollar amount of income payments.

ANNUITY UNIT VALUE

With a variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under a variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

BENEFICIARY

The person or persons who receives a benefit, including continuing payments or a lump sum payment, if the owner dies.

CONTRACT

A Contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Deferred Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT ANNIVERSARY

An anniversary of the date we issue the Deferred Annuity.

CONTRACT YEAR

The Contract Year for a Deferred Annuity is the one year period starting on the date we issue the Deferred Annuity and each Contract Anniversary thereafter. For the TSA Deferred Annuity issued to a plan subject to the Employee Retirement Income Security Act of 1974 ("TSA ERISA Deferred Annuity"), 457(b) and 403(a) Deferred Annuities, for convenience, Contract Year also refers to the one year period starting on the date the participant enrolls in the plan funded by the Deferred Annuity.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

GOOD ORDER

A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and correct. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment, transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a Portfolio (with the same name) within the Metropolitan Fund, the Calvert Fund, the Met Investors Fund or the American Funds(R).

METLIFE

MetLife is Metropolitan Life Insurance Company which is the company that issues the Deferred Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

WITHDRAWAL CHARGE

The withdrawal charge is the amount we deduct from the amount you have withdrawn from your Deferred Annuity, if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

YOU

In this Prospectus, depending on the context, "you" is the owner of the Deferred Annuity or the participant or annuitant for whom money is invested under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for 457(b), 403(a), TSA ERISA and certain TSA non-ERISA Deferred Annuities, "you" means the trustee or employer. Under 457(b), 403(a), and 403(b) plans where the participant or annuitant is permitted to choose among investment choices, "you" means the participant or annuitant who is giving us instructions about the investment choices.

   TABLE OF EXPENSES--METLIFE FINANCIAL FREEDOM SELECT DEFERRED ANNUITIES

    The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity, make withdrawals from your Deferred Annuity or make transfers between the investment divisions. There are no fees for the Fixed Interest Account. The tables do not show premium taxes (See Appendix I) and other taxes which may apply.

--------------------------------------------------------------------------------
  Contract Owner Transaction Expenses

Sales Charge Imposed on Purchase Payments.......................                 None
Withdrawal Charge (as a percentage of the amount withdrawn) (1).             Up to 3%
Transfer Fee (2)................................................ Current Charge: None
                                                      Maximum Guaranteed Charge: $25

/1/ A withdrawal charge may apply if you take a withdrawal from your Deferred
    Annuity. The charge on the amount withdrawn for each class is calculated according to the following schedule:

            IF WITHDRAWN DURING CONTRACT YEAR  e CLASS e BONUS CLASS
            ---------------------------------  ------- -------------
                       1......................  None         3%
                       2......................               3%
                       3......................               3%
                       4......................               3%
                       5......................               3%
                       6......................               3%
                       7......................               3%
                       Thereafter.............               0%

    There are times when the withdrawal charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, after the first Contract Year, each year you may withdraw up to 10% of your Account Balance without a withdrawal charge. These withdrawals are made on a non-cumulative basis.

/2/ We reserve the right to limit transfers as described later in this Prospectus. We reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.

--------------------------------------------------------------------------------
     The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity, but does not include fees and expenses for the Portfolios. You pay the Separate Account charge designated under the appropriate class for the Standard Death Benefit or the Optional Annual Step-Up Death Benefit.

Annual Contract Fee (3)................................ $30

Current Annual Separate Account Charge (as a percentage of your average
Account Balance) for all investment divisions except the American Funds
Growth-Income, American Funds Growth and American Funds Global Small
Capitalization Divisions (4)
                                                   e CLASS e BONUS CLASS (5)
Death Benefit                                      ------- -----------------
  Standard Death Benefit..........................  0.50%        0.95%
  Optional Annual Step-Up Death Benefit...........  0.60%        1.05%

Current Annual Separate Account Charge (as a percentage of your average
Account Balance) for the American Funds Growth-Income, American Funds
Growth, American Funds Bond and American Funds Global Small Capitalization
Divisions and maximum guaranteed Separate Account charge (as a percentage of your Account Balance) for all future investment divisions (4)
                                                   e CLASS e BONUS CLASS (5)
Death Benefit                                      ------- -----------------
  Standard Death Benefit..........................  0.75%        1.20%
  Optional Annual Step-Up Death Benefit...........  0.85%        1.30%
Optional Guaranteed Minimum Income Benefit (6)............       0.70%

Optional Lifetime Withdrawal Guarantee Benefit (7) Maximum Guaranteed Charge: 0.95%

                                                   Current Charge: 0.95%

/3/ This fee may be waived under certain circumstances. This fee is waived if your Account Balance is at least $50,000 on the day the fee is deducted. The fee will be deducted on a pro-rata basis (determined based upon the number of complete months that have elapsed since the prior Contract Anniversary) if you take a total withdrawal of your Account Balance. This fee will not be deducted if you are on medical leave approved by your employer or called to active armed service duty at the time the fee is to be deducted and your employer has informed us of your status. During the pay-out phase we reserve the right to deduct this fee.

/4/ You pay the Separate Account charge with the Standard Death Benefit for your class of the Deferred Annuity during the pay-out phase of your Contract. Charges for optional benefits are those for a Deferred Annuity purchased after April 30, 2009. Different charges may have been in effect for prior time periods. We reserve the right to impose an additional Separate Account charge on investment divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of the average daily net assets in any such investment divisions, as shown in the table labeled "Current Separate Account Charge for American Funds(R) investment divisions and maximum guaranteed Separate Account charge for all future investment divisions."

    We are waiving 0.08% of the Separate Account charge for the investment division investing in the BlackRock Large-Cap Core Portfolio.

/5/ The Separate Account charge with the Standard Death Benefit for the e Bonus
    Class will be reduced by 0.45% to 0.50% (0.75% for amounts in the American Funds(R) investment divisions) after you have held the Contract for seven years. Similarly, the Separate Account charge will be reduced by 0.45% to 0.60% for the Annual Step-Up Death Benefit (0.85% for amounts held in the American Funds(R) investment divisions and for amounts held in the maximum guaranteed Separate Account charge investment divisions) after you have held the Contract for seven years.

/6/ You may not have the Guaranteed Minimum Income Benefit and the Lifetime
    Withdrawal Benefit in effect at the same time.

    The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account balance (net of any outstanding loans) and Separate Account balance. (We take amounts from the Separate Account by canceling, if available, accumulation units from your Separate Account.) You do not pay this charge once you are in the pay-out phase of your Contract. Different charges for the Guaranteed Minimum Income Benefit were in effect prior to May 4, 2009.

/7/ The charge for the Lifetime Withdrawal Guarantee Benefit is a percentage of your Total Guaranteed Withdrawal Amount, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account balance and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance.) You do not pay this charge once you are in the payout phase of your Contract or after your rider terminates. If an Automatic Annual Step-Up occurs under a Lifetime Withdrawal Guarantee Benefit, we may increase the Lifetime Withdrawal Guarantee Benefit charge to then current charge, but no more than a maximum of 0.95%. Different charges for the Lifetime Withdrawal Guarantee Benefit were in effect prior to May 4, 2009. If, at the time the Contract was issued, the current charge for the benefit was equal to the maximum charge, then the charge for the benefit will not increase upon an Automatic Annual Step-Up. (See Lifetime Withdrawal Guarantee Benefit for more information.)

  ----------------------------------------------------------------------------
The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Deferred Annuity. All the Portfolios listed below are Class B except for the Portfolios of the American Funds(R), which are Class 2 Portfolios, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Growth Allocation Portfolio and American Funds(R) Moderate Allocation Portfolio of the Met Investors Fund which are Class C Portfolios, and the Calvert VP SRI Balanced Portfolio. Certain Portfolios may impose a redemption fee in the future. More details concerning the Metropolitan Fund, the Calvert Fund, the Met Investors Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses. Current prospectuses for the Portfolios can be obtained by calling 800-638-7732.

  Minimum and Maximum Total Annual Fund Operating Expenses


      Total Annual American Funds(R), Calvert Fund, Met   Minimum* Maximum
      Investors Fund and Metropolitan Fund Operating        0.52%
      Expenses for the fiscal year ending December 31,               1.32%
      2010 (expenses that are deducted from Fund assets,
      including management fees, distribution and/or
      service (12b-1) fees and other expenses).

  * Does not take into consideration any American Funds(R) Portfolio, for which an additional separate account charge applies.

  AMERICAN FUNDS(R)--CLASS 2 ANNUAL EXPENSES FOR
  FISCAL YEAR ENDING DECEMBER 31, 2010
(as a percentage of average daily net assets)
                                                         DISTRIBUTION          ACQUIRED   TOTAL   CONTRACTUAL FEE NET TOTAL
                                                            AND/OR               FUND    ANNUAL    WAIVER AND/OR   ANNUAL
                                              MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING     EXPENSE     OPERATING
                                                 FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES   REIMBURSEMENT  EXPENSES
---------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund.....................    0.37%       0.25%      0.01%     --      0.63%         --          0.63%
American Funds Global Small Capitalization
  Fund.......................................    0.71%       0.25%      0.04%     --      1.00%         --          1.00%
American Funds Growth Fund...................    0.32%       0.25%      0.02%     --      0.59%         --          0.59%
American Funds Growth-Income Fund............    0.27%       0.25%      0.02%     --      0.54%         --          0.54%
                                                                                                  -------------------------

  CALVERT FUND ANNUAL EXPENSES FOR FISCAL YEAR
  ENDING DECEMBER 31, 2010
(as a percentage of average daily net assets)
                                                         DISTRIBUTION          ACQUIRED   TOTAL   CONTRACTUAL FEE NET TOTAL
                                                            AND/OR               FUND    ANNUAL    WAIVER AND/OR   ANNUAL
                                              MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING     EXPENSE     OPERATING
                                                 FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES   REIMBURSEMENT  EXPENSES
---------------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Balanced Portfolio............    0.70%        --        0.21%     --      0.91%         --          0.91%
                                                                                                  -------------------------

  MET INVESTORS FUND ANNUAL EXPENSES FOR FISCAL
  YEAR ENDING DECEMBER 31, 2010
(as a percentage of average daily net assets)
                                                         DISTRIBUTION          ACQUIRED   TOTAL   CONTRACTUAL FEE NET TOTAL
                                                            AND/OR               FUND    ANNUAL    WAIVER AND/OR   ANNUAL
                                              MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING     EXPENSE     OPERATING
                                                 FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES   REIMBURSEMENT  EXPENSES
------------------------------------------------------------------------------------------------------------------------------
American Funds(R) Balanced Allocation
  Portfolio -- Class C.......................    0.06%       0.55%      0.02%    0.38%    1.01%          --         1.01%
American Funds(R) Growth Allocation
  Portfolio -- Class C.......................    0.07%       0.55%      0.02%    0.38%    1.02%          --         1.02%
American Funds(R) Moderate Allocation
  Portfolio -- Class C.......................    0.07%       0.55%      0.02%    0.37%    1.01%          --         1.01%
BlackRock Large Cap Core Portfolio -- Class B    0.59%       0.25%      0.05%      --     0.89%          --         0.89%
Clarion Global Real Estate Portfolio --
  Class B....................................    0.62%       0.25%      0.07%      --     0.94%          --         0.94%
Harris Oakmark International Portfolio --
  Class B....................................    0.78%       0.25%      0.07%      --     1.10%        0.01%        1.09%/1/
Invesco Small Cap Growth Portfolio -- Class B    0.85%       0.25%      0.04%      --     1.14%        0.02%        1.12%/2/
Janus Forty Portfolio -- Class B.............    0.63%       0.25%      0.04%      --     0.92%          --         0.92%
Lazard Mid Cap Portfolio -- Class B..........    0.69%       0.25%      0.04%      --     0.98%          --         0.98%
Lord Abbett Bond Debenture Portfolio --
  Class B....................................    0.50%       0.25%      0.03%      --     0.78%          --         0.78%
Met/Franklin Income Portfolio -- Class B.....    0.76%       0.25%      0.09%      --     1.10%        0.09%        1.01%/3/
Met/Franklin Low Duration Total Return
  Portfolio -- Class B.......................    0.51%       0.25%      0.14%      --     0.90%        0.03%        0.87%
Met/Franklin Mutual Shares Portfolio --
  Class B....................................    0.80%       0.25%      0.08%      --     1.13%          --         1.13%
Met/Franklin Templeton Founding Strategy
  Portfolio -- Class B.......................    0.05%       0.25%      0.02%    0.81%    1.13%        0.02%        1.11%/4/
Met/Templeton Growth Portfolio -- Class B....    0.69%       0.25%      0.13%      --     1.07%        0.02%        1.05%/5,6/
MetLife Aggressive Strategy Portfolio --
  Class B....................................    0.09%       0.25%      0.02%    0.74%    1.10%        0.01%        1.09%/7/
MFS(R) Research International Portfolio --
  Class B....................................    0.69%       0.25%      0.09%      --     1.03%        0.03%        1.00%/8/
Morgan Stanley Mid Cap Growth Portfolio --
  Class B....................................    0.66%       0.25%      0.14%      --     1.05%        0.02%        1.03%/9/
Oppenheimer Capital Appreciation Portfolio
  -- Class B.................................    0.60%       0.25%      0.06%      --     0.91%          --         0.91%
PIMCO Inflation Protected Bond Portfolio --
  Class B....................................    0.47%       0.25%      0.04%      --     0.76%          --         0.76%
PIMCO Total Return Portfolio -- Class B......    0.48%       0.25%      0.03%      --     0.76%          --         0.76%
RCM Technology Portfolio -- Class B..........    0.88%       0.25%      0.09%      --     1.22%          --         1.22%
                                                                                                  ----------------------------

  MET INVESTORS FUND ANNUAL EXPENSES FOR FISCAL
  YEAR ENDING DECEMBER 31, 2010
(as a percentage of average daily net assets)
                                                         DISTRIBUTION          ACQUIRED   TOTAL   CONTRACTUAL FEE NET TOTAL
                                                            AND/OR               FUND    ANNUAL    WAIVER AND/OR   ANNUAL
                                              MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING     EXPENSE     OPERATING
                                                 FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES   REIMBURSEMENT  EXPENSES
---------------------------------------------------------------------------------------------------------------------------
SSgA Growth and Income ETF Portfolio --
  Class B....................................    0.31%       0.25%      0.02%    0.28%    0.86%         --          0.86%
SSgA Growth ETF Portfolio -- Class B.........    0.33%       0.25%      0.03%    0.27%    0.88%         --          0.88%
T. Rowe Price Mid Cap Growth Portfolio --
  Class B....................................    0.75%       0.25%      0.04%      --     1.04%         --          1.04%
Third Avenue Small Cap Value Portfolio --
  Class B....................................    0.74%       0.25%      0.04%      --     1.03%         --          1.03%
                                                                                                  -------------------------

  METROPOLITAN FUND--CLASS B ANNUAL EXPENSES FOR
  FISCAL YEAR ENDING DECEMBER 31, 2010
(as a percentage of average daily net assets)
                                                         DISTRIBUTION          ACQUIRED   TOTAL   CONTRACTUAL FEE NET TOTAL
                                                            AND/OR               FUND    ANNUAL    WAIVER AND/OR   ANNUAL
                                              MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING     EXPENSE     OPERATING
                                                 FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES   REIMBURSEMENT  EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
Barclays Capital Aggregate Bond Index
  Portfolio..................................    0.25%       0.25%      0.03%      --     0.53%        0.01%        0.52%/10/
BlackRock Bond Income Portfolio..............    0.37%       0.25%      0.03%      --     0.65%        0.03%        0.62%/11/
BlackRock Large Cap Value Portfolio..........    0.63%       0.25%      0.02%      --     0.90%        0.03%        0.87%/12/
BlackRock Legacy Large Cap Growth Portfolio..    0.73%       0.25%      0.04%      --     1.02%        0.02%        1.00%/13/
Davis Venture Value Portfolio................    0.70%       0.25%      0.03%      --     0.98%        0.05%        0.93%/14/
FI Value Leaders Portfolio...................    0.67%       0.25%      0.06%      --     0.98%          --         0.98%
Loomis Sayles Small Cap Core Portfolio.......    0.90%       0.25%      0.06%      --     1.21%        0.05%        1.16%/15/
Loomis Sayles Small Cap Growth Portfolio.....    0.90%       0.25%      0.17%      --     1.32%        0.05%        1.27%/16/
Met/Artisan Mid Cap Value Portfolio..........    0.81%       0.25%      0.03%      --     1.09%          --         1.09%
MetLife Conservative Allocation Portfolio....    0.10%       0.25%      0.01%    0.55%    0.91%        0.01%        0.90%/17/
MetLife Conservative to Moderate Allocation
  Portfolio..................................    0.08%       0.25%      0.02%    0.61%    0.96%          --         0.96%
MetLife Mid Cap Stock Index Portfolio........    0.25%       0.25%      0.06%    0.01%    0.57%          --         0.57%
MetLife Moderate Allocation Portfolio........    0.06%       0.25%        --     0.66%    0.97%          --         0.97%
MetLife Moderate to Aggressive Allocation
  Portfolio..................................    0.06%       0.25%      0.01%    0.71%    1.03%          --         1.03%
MetLife Stock Index Portfolio................    0.25%       0.25%      0.02%      --     0.52%        0.01%        0.51%/10/
MFS(R) Total Return Portfolio................    0.54%       0.25%      0.04%      --     0.83%          --         0.83%
MFS(R) Value Portfolio.......................    0.71%       0.25%      0.02%      --     0.98%        0.11%        0.87%/18/
Morgan Stanley EAFE(R) Index Portfolio.......    0.30%       0.25%      0.11%    0.01%    0.67%          --         0.67%
Neuberger Berman Genesis Portfolio...........    0.83%       0.25%      0.06%      --     1.14%        0.02%        1.12%/19/
Neuberger Berman Mid Cap Value Portfolio.....    0.65%       0.25%      0.05%      --     0.95%          --         0.95%
Russell 2000(R) Index Portfolio..............    0.25%       0.25%      0.07%    0.01%    0.58%          --         0.58%
T. Rowe Price Large Cap Growth Portfolio.....    0.60%       0.25%      0.04%      --     0.89%          --         0.89%
T. Rowe Price Small Cap Growth Portfolio.....    0.50%       0.25%      0.07%      --     0.82%          --         0.82%
Western Asset Management Strategic Bond
  Opportunities Portfolio....................    0.62%       0.25%      0.05%      --     0.92%        0.04%        0.88%/20/
Western Asset Management U.S. Government
  Portfolio..................................    0.47%       0.25%      0.03%      --     0.75%        0.01%        0.74%/21/
                                                                                                  ---------------------------

    Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the underlying fund prospectus for more information.

------------------------------------------------------------------------------

/1/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.725% of the Portfolio's average daily net assets exceeding $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

/2/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.83% of the Portfolio's average daily net assets from $250 million to $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

/3/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive a portion of its management fee reflecting the difference, if any, between the subadvisory fee payable by MetLife Advisers, LLC to the Portfolio's subadviser that is calculated based solely on the assets of the Portfolio and the fee that is calculated when the Portfolio's assets are aggregated with those of certain other portfolios. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Trustees of the Portfolio.

/4/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.05%, excluding 12b-1 fees and acquired fund fees and expenses. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

/5/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.80%, excluding 12b-1 fees. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

/6/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive a portion of the Management Fee reflecting the difference, if any, between the subadvisory fee payable by the Adviser to the Subadviser that is calculated based solely on the assets of the Portfolio and the fee that is calculated when the Portfolio's assets are aggregated with those of certain other portfolios. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Trustees of the Portfolio.

/7/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

/8/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

/9/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

/10/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.

/11/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.

/12/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.68% for the first $250 million of the Portfolio's average daily net assets, 0.625% for the next $500 million, 0.60% for the next $250 million and 0.55% on amounts over $1billion. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.

/13/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.

/14/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion and 0.625% on amounts over $4.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.

/15/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.85% for the first $500 million of the Portfolio's average daily net assets and 0.80% on amounts over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.

/16/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.85% for the first $100 million of the Portfolio's average daily net assets and 0.80% on amounts over $100 million. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.

/17/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) of each Class of the Portfolio to 0.10% of the average daily net assets of the Class A shares and 0.35% of the average daily net assets of the Class B shares. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.

/18/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.

/19/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.825% for the first $500 million of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.

/20/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.595% for the first $500 million of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio

/21/Metlife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.50% for the amounts over $200 million but less than $500 million. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.

  EXAMPLES
  These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, annual contract fees, if any, separate account charges, and underlying Portfolio fees and expenses.

  Examples 1 and 2 assume you purchased the Contract with optional benefits that resulted in the highest possible combination of charges. Examples 3 and 4 assume you purchased the Contract with no optional benefits that resulted in the least expensive combination of charges. Example 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $ 10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 . your Account balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  there was no allocation to the Fixed Interest Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios (without reimbursement and/or waiver of expenses);
 .  you select the e Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Annual Step-Up Death Benefit; and
 .  you select the Lifetime Withdrawal Guarantee Benefit.

  You fully surrender your Contract, you elect to annuitize (select an income payment type under which you receive income payments over your lifetime) or you do not elect to annuitize (no withdrawal charges apply to the e Class).

                                 1     3     5     10
                                YEAR YEARS YEARS  YEARS
                       ---------------------------------
                       Maximum. $313 $967  $1,658 $3,565
                       Minimum. $233 $724  $1,252 $2,751

  Example 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 . your Account balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  there was no allocation to the Fixed Interest Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios (without reimbursement and/or waiver of expenses);
 .  you select the e Bonus Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Annual Step-Up Death Benefit; and
 .  you select the Lifetime Withdrawal Guarantee Benefit.

  You fully surrender your Contract with applicable withdrawal charges deducted.

                                 1     3      5     10
                                YEAR YEARS  YEARS  YEARS
                       ----------------------------------
                       Maximum. $663 $1,382 $2,167 $3,992
                       Minimum. $585 $1,149 $1,783 $3,218

  You do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges will be deducted).

                                 1     3      5     10
                                YEAR YEARS  YEARS  YEARS
                       ----------------------------------
                       Maximum. $358 $1,101 $1,879 $3,992
                       Minimum. $278   $862 $1,483 $3,218

  Example 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  there was no allocation to the Fixed Interest Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios (without reimbursement and/or waiver of expenses);
 .  you select the e Class; and
 .  the underlying Portfolio earns a 5% annual return.

  You fully surrender your Contract, you elect to annuitize (select on income payment type under which you receive payments over your lifetime) or you do not elect to annuitize (no withdrawal charges apply to the e Class).


                                                      1     3     5     10
                                                     YEAR YEARS YEARS  YEARS
  ---------------------------------------------------------------------------
  Maximum........................................... $204 $629  $1,079 $2,325
  Minimum........................................... $123 $383    $663 $1,459

  Example 4. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  there was no allocation to the Fixed Interest Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios (without reimbursement and/or waiver of expenses);
 .  you select the e Bonus Class; and
 .  the underlying Portfolio earns a 5% annual return.

  You surrender your Contract with applicable charges deducted.


                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $556 $1,055 $1,611 $2,781
  Minimum........................................... $478   $819 $1,216 $1,956

  You do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges will be deducted).


                                                      1     3     5     10
                                                     YEAR YEARS YEARS  YEARS
  ---------------------------------------------------------------------------
  Maximum........................................... $249 $765  $1,306 $2,781
  Minimum........................................... $168 $522    $899 $1,956

   ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

       see Appendix III

METLIFE

      Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a leading provider of insurance, annuities, and employee benefits programs with operations throughout the United
States. The Company offers life insurance and annuities to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. The Company was formed under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. is a leading global provider of insurance, annuities and employee benefit programs, serving 90 million customers in over 60 countries. Through its subsidiaries and affiliates, MetLife, Inc. holds leading market positions in the United States, Japan, Latin America, Asia Pacific, Europe and the Middle East.

METROPOLITAN LIFE

SEPARATE ACCOUNT E

       We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the MetLife Financial Freedom Select Variable Annuity
Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

We are obligated to pay all money we owe under the Contracts--such as death benefits and income payments--even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account are also paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

VARIABLE ANNUITIES

    This Prospectus describes a type of variable annuity, a Deferred Annuity. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity and your income payments under a variable pay-out option of your Deferred Annuity may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." The Fixed Interest Account is not available to all contract owners. The Fixed Interest Account offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts). The Fixed Interest Account is not available with a Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit. The variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

REPLACEMENT OF ANNUITY CONTRACTS

EXCHANGE PROGRAMS: From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the Deferred Annuity offered by this Prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Deferred Annuity, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Balance of this Deferred Annuity attributable to the exchanged assets will not be subject to any withdrawal charge. Any additional purchase payments contributed to the new Deferred Annuity will be subject to all fees and charges, including the withdrawal charge described in the current Prospectus for the new Deferred Annuity. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered by this Prospectus. Then, you should compare the fees and charges (E.G., the death benefit charges, the living benefit charges, and the separate account charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax-purposes; however, you should consult your tax adviser before making any such exchange.

OTHER EXCHANGES: Generally, you can change one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this Prospectus, unless the exchange occurs under one of our exchange programs described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this Deferred Annuity Contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the Deferred Annuity Contract until we have received the initial purchase payment from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a Deferred Annuity Contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Deferred Annuity Contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.

THE DEFERRED ANNUITY

    You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All TSA plans (ERISA and non-ERISA), IRAs (including SEPs and SIMPLE IRAs), 457(b) plans and 403(a) arrangements receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding TSA ERISA or non-ERISA plans, IRAs (including SEPs and SIMPLE IRAs), 457(b) plans and 403(a) arrangements with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity, such as the availability of a guaranteed income for life, the death benefits or the other optional benefits available under this Deferred Annuity.

Under the Internal Revenue Code ("Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when you either take all of your money out of the account or elect income payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer the insurance benefit of income payment options, including our guarantee of income for your lifetime, they are "annuities."

The Deferred Annuity is offered in this Prospectus in two variations, which we call "classes." Your employer, association or other group contract holder may limit the availability of certain classes. If available, only the e Class is available to the 457(b) Deferred Annuity issued to state and local governments in New York State. We also offer other classes of the Deferred Annuity. Each has its own Separate Account charge and applicable withdrawal charge (except e Class which has no withdrawal charge). The Deferred Annuity also offers you the opportunity to choose optional benefits, each for a charge in addition to the Separate Account charge with the Standard Death Benefit for that class. If you purchase the optional death benefit you receive the optional benefit in place of the Standard Death Benefit. In deciding what class of the Deferred Annuity to purchase, you should consider the amount of Separate Account and withdrawal charges you are willing to bear relative to your needs. In deciding whether to purchase the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs. Unless you tell us otherwise, we will assume that you are purchasing the e Class Deferred Annuity with the Standard Death Benefit and no optional benefits. These optional benefits are:

..   an Annual Step-Up Death Benefit;

..   Guaranteed Minimum Income Benefit; and

..   a Lifetime Withdrawal Guarantee Benefit.

Each of these optional benefits is described in more detail later in this Prospectus. Optional benefits may not be available in all states.

We may restrict the investment choices available to you if you select certain optional benefits. These restrictions are intended to reduce the risk of investment losses which could require the Company to use its general account assets to pay amounts due under the selected optional benefit.

Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your Contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the Prospectus describing such benefits and guarantees.

We make available other classes of the Deferred Annuity based upon the characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, aggregate amount of anticipated purchase payments or anticipated persistency. The availability of other classes to contract owners will be made in a reasonable manner and will not be unfairly discriminatory to the interests of any contract owner.

CLASSES OF THE DEFERRED ANNUITY

E CLASS

The e Class has a 0.50% annual Separate Account charge (0.75% in the case of each American Funds(R) investment division) and no withdrawal charge. If you choose the optional death benefit, the Separate Account charge would be 0.60%, or in the case of each American Funds(R) investment division, 0.85%.

THE E BONUS CLASS

You may purchase a Contract in the e Bonus Class before your 81st birthday. Under the e Bonus Class Deferred Annuity, we currently credit 3% to each of your purchase payments made during the first Contract Year, except for those purchase payments which consist of money from eligible rollover distributions or direct transfers from annuities and mutual funds that are products of MetLife or its affiliates. (For Deferred Annuities issued in Connecticut and certain other states, the credit also applies to purchase payments which consist of money from eligible rollover distributions or direct transfers from annuities or mutual funds that are products of MetLife or its affiliates.) You may only receive the 3% credit if you are less than 66 years old at date of issue. The Bonus will be applied on a pro-rata basis to the Fixed Interest Account, if available, and the investment divisions of the Separate Account based upon your allocation for your purchase payments at the time the purchase payment is credited. The e Bonus Class may not be available in all states. The e Bonus Class has a 0.95% annual Separate Account charge (1.20% in the case of each American Funds(R) investment division) and a seven year withdrawal charge on the amount withdrawn. The Separate Account charge with the Standard Death Benefit declines 0.45% to 0.50% (0.75% in the case of each American Funds(R) investment division) after you have held the Contract for seven years. If you choose the optional death benefit, the Separate Account charge would be 1.05% or, in the case of each American Funds(R) investment division, 1.30%. The Separate Account charge with the Annual Step-Up Death Benefit declines 0.45% to 0.60% (0.85% in the case of each American Funds(R) investment division) after you have held the Contract for seven years.

Investment returns for the e Bonus Class Deferred Annuity may be lower than those for the e Class Deferred Annuity if Separate Account investment performance is not sufficiently high to offset increased Separate Account charges for the e Bonus Class Deferred Annuity. (If the Fixed Interest Account is available, Fixed Interest Account rates for the e Bonus Class may be lower than those declared for the other classes.) Therefore, the choice between the e Bonus Class and the e Class Deferred Annuity is a judgment as to whether a higher Separate Account charge with a 3% credit is more advantageous than a lower Separate Account charge without the 3% credit.

There is no guarantee that the e Bonus Class Deferred Annuity will have higher returns than the e Class Deferred Annuity, the other classes of the Deferred Annuity, similar contracts without a bonus or any other investment. The Bonus will be credited only to purchase payments made during the first Contract Year, while the additional Separate Account charge of 0.45% for the Bonus will be assessed on all amounts in the Separate Account for the first seven years.

The following table demonstrates contract values based upon hypothetical investment returns for a Deferred Annuity with the 3% credit (with and without the impact of a withdrawal charge) compared to a Contract without the Bonus. Both Deferred Annuities are assumed to have no optional benefits. The figures are based on:

a)  a $50,000 initial purchase payment with no other purchase payments;

b) deduction of the Separate Account charge at a rate of 0.95% (0.50% in years 8-10) (e Bonus Class Deferred Annuity) and 0.50% (e Class Deferred Annuity);

c) deduction of a withdrawal charge at a rate of 3% in years 1-7 with 10% of the Account Balance free of such charge in years 2 through 7 (none in years 8-10) (e Bonus Class Deferred Annuity) and none (e Class Deferred Annuity); and

d) an assumed investment return for the investment choices before Separate Account charges of 7.30% for each of 10 years.

-----------------------------------------------------------------------------------------------------------------------

                                                         e Bonus Class (0.95% Separate Account
                                                          charge and 3% withdrawal charge for   e Class (0.50% Separate
                                     e Bonus Class       first 7 years with 10% of the Account    Account charge and
                                (0.95% Separate Account  Balance free of such charge in years 2  no withdrawal charge
Contract Year                  charge for first 7 years)               through 7)                     all years)
-----------------------------------------------------------------------------------------------------------------------
1                                       $54,770                         $53,127                         $53,400
-----------------------------------------------------------------------------------------------------------------------
2                                       $58,248                         $56,675                         $57,031
-----------------------------------------------------------------------------------------------------------------------
3                                       $61,947                         $60,274                         $60,909
-----------------------------------------------------------------------------------------------------------------------
4                                       $65,881                         $64,102                         $65,051
-----------------------------------------------------------------------------------------------------------------------
5                                       $70,064                         $68,172                         $69,475
-----------------------------------------------------------------------------------------------------------------------
6                                       $74,513                         $72,501                         $74,199
-----------------------------------------------------------------------------------------------------------------------
7                                       $79,245                         $77,105                         $79,244
-----------------------------------------------------------------------------------------------------------------------
8                                       $84,633                         $84,633                         $84,633
-----------------------------------------------------------------------------------------------------------------------
9                                       $90,388                         $90,388                         $90,388
-----------------------------------------------------------------------------------------------------------------------
10                                      $96,535                         $96,535                         $96,534
-----------------------------------------------------------------------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the e Bonus Class is. The table above assumes no additional purchase payments are made after the first Contract Anniversary. If additional purchase payments were made to the Deferred Annuity, the rate of return would have to be higher in order to "break-even" by the end of the seventh year or the break-even point would otherwise occur sooner. The "break-even" point is when the Account Balance of an e Bonus Class Contract will equal the Account Balance of an e Class Contract, assuming equal initial purchase payments and a level rate of return, and thereafter, the Account Balance would be higher in the e Class Contract.

The decision to elect the e Bonus Class is irrevocable. We may make a profit from the additional Separate Account charge and the withdrawal charge.

The guaranteed annuity rates for the e Bonus Class are the same as those for the e Class of the Deferred Annuity. Current rates for the e Bonus Class may be lower than those for the e Class of the Deferred Annuity.

For the TSA Deferred Annuity, any 3% credit does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". Your exercise of the "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). We then will refund either your purchase payments or Account Balance, depending upon your state law. In the case of a refund of Account Balance, the refunded amount will include any investment performance on amounts attributable to the 3% credit. If there have been any losses from the investment performance on the amounts attributable to the 3% credit, we will bear that loss.

YOUR INVESTMENT CHOICES

The Metropolitan Fund, the Calvert Fund, the Met Investors Fund and the American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. You should read these prospectuses carefully before making purchase payments to the investment divisions. Except for the Calvert Fund, all classes of shares available to the Deferred Annuities have a 12b-1 Plan fee.

The investment choices are listed in alphabetical order below (based upon the Portfolios' legal names). (See Appendix IV Portfolio Legal and Marketing Names.) The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The degree of investment risk you assume will depend on the investment divisions you choose. While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.

Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 800-638-7732, or through your registered representative. We do not guarantee the investment results of the Portfolios.

METROPOLITAN FUND ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio and the MetLife Moderate to Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying Portfolios in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not, however, receive asset allocation services provided by MetLife Advisers, LLC.

MET INVESTORS FUND ASSET ALLOCATION PORTFOLIOS

The American Funds(R) Balanced Allocation Portfolio, the American Funds(R) Growth Allocation Portfolio and the American Funds(R) Moderate Allocation Portfolio, also known as "asset allocation portfolios", are "funds of funds" Portfolios that invest substantially all of their assets in portfolios of the American Funds Insurance Series(R). Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Underlying portfolios consist of American Funds(R) portfolios that are currently available for investment directly under the Contract and other underlying American Funds(R) portfolios which are not made available directly under the Contract.

The MetLife Aggressive Strategy Portfolio, also known as an "asset allocation portfolio", is a "fund of funds" Portfolio that invests substantially all of its assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, this asset allocation portfolio will bear its pro-rata share of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of the Portfolio.

The expense level will vary over time, depending on the mix of underlying Portfolios in which the MetLife Aggressive Strategy Portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in this asset allocation portfolio. A Contract owner who chooses to invest directly in the underlying Portfolios would not however receive asset allocation services provided by MetLife Advisers, LLC.

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

The Met/Franklin Templeton Founding Strategy Portfolio is a "funds of funds" Portfolio that invests equally in three other portfolios of the Met Investors
Fund: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.

EXCHANGE-TRADED FUNDS PORTFOLIOS

The SSgA Growth ETF Portfolio and the SSgA Growth and Income ETF Portfolio are asset allocation Portfolios and "funds of funds" which invest substantially all of their assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, each Portfolio also will bear its pro-rata portion of the fees and expenses incurred by the Underlying ETF or other investment company in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the Portfolios. The expense levels will vary over time depending on the mix of Underlying ETFs in which these Portfolios invest.

The current Portfolios are listed below, along with their investment manager and any sub-investment manager.



                   PORTFOLIO                                    INVESTMENT OBJECTIVE
                   ---------                                    --------------------
                                                             AMERICAN FUNDS(R)
AMERICAN FUNDS BOND FUND                          SEEKS AS HIGH A LEVEL OF CURRENT INCOME AS IS
                                                  CONSISTENT WITH THE PRESERVATION OF CAPITAL.
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND   SEEKS LONG-TERM GROWTH OF CAPITAL.
AMERICAN FUNDS GROWTH FUND                        SEEKS GROWTH OF CAPITAL.
AMERICAN FUNDS GROWTH-INCOME FUND                 SEEKS LONG-TERM GROWTH OF CAPITAL AND
                                                  INCOME.
                                                               CALVERT FUND
CALVERT VP SRI BALANCED PORTFOLIO                 SEEKS TO ACHIEVE A COMPETITIVE TOTAL RETURN
                                                  THROUGH AN ACTIVELY MANAGED PORTFOLIO OF
                                                  STOCKS, BONDS AND MONEY MARKET INSTRUMENTS
                                                  WHICH OFFER INCOME AND CAPITAL GROWTH
                                                  OPPORTUNITY AND WHICH SATISFY THE INVESTMENT
                                                  CRITERIA, INCLUDING FINANCIAL, SUSTAINABILITY AND
                                                  SOCIAL RESPONSIBILITY FACTORS.
                                                            MET INVESTORS FUND
AMERICAN FUNDS(R) BALANCED ALLOCATION PORTFOLIO   SEEKS A BALANCE BETWEEN A HIGH LEVEL OF
                                                  CURRENT INCOME AND GROWTH OF CAPITAL, WITH A
                                                  GREATER EMPHASIS ON GROWTH OF CAPITAL.
AMERICAN FUNDS(R) GROWTH ALLOCATION PORTFOLIO     SEEKS GROWTH OF CAPITAL.
AMERICAN FUNDS(R) MODERATE ALLOCATION PORTFOLIO   SEEKS A HIGH TOTAL RETURN IN THE FORM OF
                                                  INCOME AND GROWTH OF CAPITAL, WITH A GREATER
                                                  EMPHASIS ON INCOME.
BLACKROCK LARGE CAP CORE PORTFOLIO                SEEKS LONG-TERM CAPITAL GROWTH.


CLARION GLOBAL REAL ESTATE PORTFOLIO              SEEKS TOTAL RETURN THROUGH INVESTMENT IN REAL
                                                  ESTATE SECURITIES, EMPHASIZING BOTH CAPITAL
                                                  APPRECIATION AND CURRENT INCOME.


                                                            INVESTMENT MANAGER/
                   PORTFOLIO                               SUB-INVESTMENT MANAGER
                   ---------                               ----------------------
                                                             AMERICAN FUNDS(R)
AMERICAN FUNDS BOND FUND                          CAPITAL RESEARCH AND MANAGEMENT COMPANY

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND   CAPITAL RESEARCH AND MANAGEMENT COMPANY
AMERICAN FUNDS GROWTH FUND                        CAPITAL RESEARCH AND MANAGEMENT COMPANY
AMERICAN FUNDS GROWTH-INCOME FUND                 CAPITAL RESEARCH AND MANAGEMENT COMPANY

                                                               CALVERT FUND
CALVERT VP SRI BALANCED PORTFOLIO                 CALVERT INVESTMENT MANAGEMENT, INC.






                                                            MET INVESTORS FUND
AMERICAN FUNDS(R) BALANCED ALLOCATION PORTFOLIO   METLIFE ADVISERS, LLC


AMERICAN FUNDS(R) GROWTH ALLOCATION PORTFOLIO     METLIFE ADVISERS, LLC
AMERICAN FUNDS(R) MODERATE ALLOCATION PORTFOLIO   METLIFE ADVISERS, LLC


BLACKROCK LARGE CAP CORE PORTFOLIO                METLIFE ADVISERS, LLC
                                                  SUB-INVESTMENT MANAGER: BLACKROCK
                                                  ADVISORS, LLC
CLARION GLOBAL REAL ESTATE PORTFOLIO              METLIFE ADVISERS, LLC
                                                  SUB-INVESTMENT MANAGER: ING CLARION REAL
                                                  ESTATE SECURITIES LLC


                PORTFOLIO                                 INVESTMENT OBJECTIVE
                ---------                                 --------------------
HARRIS OAKMARK INTERNATIONAL PORTFOLIO      SEEKS LONG-TERM CAPITAL APPRECIATION.


INVESCO SMALL CAP GROWTH PORTFOLIO          SEEKS LONG-TERM GROWTH OF CAPITAL.


JANUS FORTY PORTFOLIO                       SEEKS CAPITAL APPRECIATION.


LAZARD MID CAP PORTFOLIO                    SEEKS LONG-TERM GROWTH OF CAPITAL.


LORD ABBETT BOND DEBENTURE PORTFOLIO        SEEKS HIGH CURRENT INCOME AND THE OPPORTUNITY
                                            FOR CAPITAL APPRECIATION TO PRODUCE A HIGH TOTAL
                                            RETURN.
MET/FRANKLIN INCOME PORTFOLIO               SEEKS TO MAXIMIZE INCOME WHILE MAINTAINING
                                            PROSPECTS FOR CAPITAL APPRECIATION.

MET/FRANKLIN LOW DURATION TOTAL RETURN      SEEKS A HIGH LEVEL OF CURRENT INCOME, WHILE
PORTFOLIO                                   SEEKING PRESERVATION OF SHAREHOLDERS' CAPITAL.

MET/FRANKLIN MUTUAL SHARES PORTFOLIO        SEEKS CAPITAL APPRECIATION, WHICH MAY
                                            OCCASIONALLY BE SHORT-TERM. THE PORTFOLIO'S
                                            SECONDARY INVESTMENT OBJECTIVE IS INCOME.
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY    PRIMARILY SEEKS CAPITAL APPRECIATION AND
PORTFOLIO                                   SECONDARILY SEEKS INCOME.
MET/TEMPLETON GROWTH PORTFOLIO              SEEKS LONG-TERM CAPITAL GROWTH.


METLIFE AGGRESSIVE STRATEGY PORTFOLIO       SEEKS GROWTH OF CAPITAL.
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO     SEEKS CAPITAL APPRECIATION.


MORGAN STANLEY MID CAP GROWTH PORTFOLIO     SEEKS CAPITAL APPRECIATION.


OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO  SEEKS CAPITAL APPRECIATION.


PIMCO INFLATION PROTECTED BOND PORTFOLIO    SEEKS MAXIMUM REAL RETURN, CONSISTENT WITH
                                            PRESERVATION OF CAPITAL AND PRUDENT
                                            INVESTMENT MANAGEMENT.
PIMCO TOTAL RETURN PORTFOLIO                SEEKS MAXIMUM TOTAL RETURN, CONSISTENT WITH
                                            THE PRESERVATION OF CAPITAL AND PRUDENT
                                            INVESTMENT MANAGEMENT.
RCM TECHNOLOGY PORTFOLIO -- CLASS B         SEEKS CAPITAL APPRECIATION; NO CONSIDERATION IS
                                            GIVEN TO INCOME.

SSGA GROWTH AND INCOME ETF PORTFOLIO --     SEEKS GROWTH OF CAPITAL AND INCOME.
CLASS B

SSGA GROWTH ETF PORTFOLIO -- CLASS B        SEEKS GROWTH OF CAPITAL.




                                                       INVESTMENT MANAGER/
                PORTFOLIO                             SUB-INVESTMENT MANAGER
                ---------                             ----------------------
HARRIS OAKMARK INTERNATIONAL PORTFOLIO      METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: HARRIS ASSOCIATES
                                            L.P.
INVESCO SMALL CAP GROWTH PORTFOLIO          METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: INVESCO ADVISERS,
                                            INC.
JANUS FORTY PORTFOLIO                       METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: JANUS CAPITAL
                                            MANAGEMENT LLC
LAZARD MID CAP PORTFOLIO                    METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: LAZARD ASSET
                                            MANAGEMENT LLC
LORD ABBETT BOND DEBENTURE PORTFOLIO        METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: LORD, ABBETT & CO.
                                            LLC
MET/FRANKLIN INCOME PORTFOLIO               METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: FRANKLIN ADVISERS,
                                            INC.
MET/FRANKLIN LOW DURATION TOTAL RETURN      METLIFE ADVISERS, LLC
PORTFOLIO                                   SUB-INVESTMENT MANAGER: FRANKLIN ADVISERS,
                                            INC.
MET/FRANKLIN MUTUAL SHARES PORTFOLIO        METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: FRANKLIN MUTUAL
                                            ADVISERS, LLC
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY    METLIFE ADVISERS, LLC
PORTFOLIO
MET/TEMPLETON GROWTH PORTFOLIO              METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: TEMPLETON GLOBAL
                                            ADVISORS LIMITED
METLIFE AGGRESSIVE STRATEGY PORTFOLIO       METLIFE ADVISERS, LLC
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO     METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: MASSACHUSETTS
                                            FINANCIAL SERVICES COMPANY
MORGAN STANLEY MID CAP GROWTH PORTFOLIO     METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: MORGAN STANLEY
                                            INVESTMENT MANAGEMENT INC.
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO  METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: OPPENHEIMERFUNDS,
                                            INC.
PIMCO INFLATION PROTECTED BOND PORTFOLIO    METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: PACIFIC INVESTMENT
                                            MANAGEMENT COMPANY LLC
PIMCO TOTAL RETURN PORTFOLIO                METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: PACIFIC INVESTMENT
                                            MANAGEMENT COMPANY LLC
RCM TECHNOLOGY PORTFOLIO -- CLASS B         METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: RCM CAPITAL
                                            MANAGEMENT LLC
SSGA GROWTH AND INCOME ETF PORTFOLIO --     METLIFE ADVISERS, LLC
CLASS B                                     SUB-INVESTMENT MANAGER: SSGA FUNDS
                                            MANAGEMENT, INC.
SSGA GROWTH ETF PORTFOLIO -- CLASS B        METLIFE ADVISERS, LLC
                                            SUB-INVESTMENT MANAGER: SSGA FUNDS
                                            MANAGEMENT, INC.


                   PORTFOLIO                                 INVESTMENT OBJECTIVE
                   ---------                                 --------------------
T. ROWE PRICE MID CAP GROWTH PORTFOLIO           SEEKS LONG-TERM GROWTH OF CAPITAL.


THIRD AVENUE SMALL CAP VALUE PORTFOLIO           SEEKS LONG-TERM CAPITAL APPRECIATION.


                                                           METROPOLITAN FUND
BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO  SEEKS TO EQUAL THE PERFORMANCE OF THE
                                                 BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX.

BLACKROCK BOND INCOME PORTFOLIO                  SEEKS A COMPETITIVE TOTAL RETURN PRIMARILY
                                                 FROM INVESTING IN FIXED-INCOME SECURITIES.

BLACKROCK LARGE CAP VALUE PORTFOLIO              SEEKS LONG-TERM GROWTH OF CAPITAL.


BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO      SEEKS LONG-TERM GROWTH OF CAPITAL.


DAVIS VENTURE VALUE PORTFOLIO                    SEEKS GROWTH OF CAPITAL.


FI VALUE LEADERS PORTFOLIO                       SEEKS LONG-TERM GROWTH OF CAPITAL.


LOOMIS SAYLES SMALL CAP CORE PORTFOLIO           SEEKS LONG-TERM CAPITAL GROWTH FROM
                                                 INVESTMENTS IN COMMON STOCKS OR OTHER EQUITY
                                                 SECURITIES.
LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO         SEEKS LONG-TERM CAPITAL GROWTH.


MET/ARTISAN MID CAP VALUE PORTFOLIO              SEEKS LONG-TERM CAPITAL GROWTH.


METLIFE CONSERVATIVE ALLOCATION PORTFOLIO        SEEKS A HIGH LEVEL OF CURRENT INCOME, WITH
                                                 GROWTH OF CAPITAL AS A SECONDARY OBJECTIVE.
METLIFE CONSERVATIVE TO MODERATE ALLOCATION      SEEKS HIGH TOTAL RETURN IN THE FORM OF INCOME
PORTFOLIO                                        AND GROWTH OF CAPITAL, WITH A GREATER
                                                 EMPHASIS ON INCOME.
METLIFE MID CAP STOCK INDEX PORTFOLIO            SEEKS TO EQUAL THE PERFORMANCE OF THE
                                                 STANDARD & POOR'S MIDCAP 400(R) COMPOSITE
                                                 STOCK PRICE INDEX.
METLIFE MODERATE ALLOCATION PORTFOLIO            SEEKS A BALANCE BETWEEN A HIGH LEVEL OF
                                                 CURRENT INCOME AND GROWTH OF CAPITAL, WITH A
                                                 GREATER EMPHASIS ON GROWTH OF CAPITAL.
METLIFE MODERATE TO AGGRESSIVE ALLOCATION        SEEKS GROWTH OF CAPITAL.
PORTFOLIO
METLIFE STOCK INDEX PORTFOLIO                    SEEKS TO EQUAL THE PERFORMANCE OF THE
                                                 STANDARD & POOR'S 500(R) COMPOSITE STOCK
                                                 PRICE INDEX.
MFS(R) TOTAL RETURN PORTFOLIO                    SEEKS A FAVORABLE TOTAL RETURN THROUGH
                                                 INVESTMENT IN A DIVERSIFIED PORTFOLIO.

MFS(R) VALUE PORTFOLIO                           SEEKS CAPITAL APPRECIATION.


                                                            INVESTMENT MANAGER/
                   PORTFOLIO                               SUB-INVESTMENT MANAGER
                   ---------                               ----------------------
T. ROWE PRICE MID CAP GROWTH PORTFOLIO           METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: T. ROWE PRICE
                                                 ASSOCIATES, INC.
THIRD AVENUE SMALL CAP VALUE PORTFOLIO           METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: THIRD AVENUE
                                                 MANAGEMENT LLC
                                                           METROPOLITAN FUND
BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO  METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: METLIFE INVESTMENT
                                                 ADVISORS COMPANY, LLC
BLACKROCK BOND INCOME PORTFOLIO                  METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: BLACKROCK
                                                 ADVISORS, LLC
BLACKROCK LARGE CAP VALUE PORTFOLIO              METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: BLACKROCK
                                                 ADVISORS, LLC
BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO      METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: BLACKROCK
                                                 ADVISORS, LLC
DAVIS VENTURE VALUE PORTFOLIO                    METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: DAVIS SELECTED
                                                 ADVISERS, L.P.
FI VALUE LEADERS PORTFOLIO                       METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: PYRAMIS GLOBAL
                                                 ADVISORS, LLC
LOOMIS SAYLES SMALL CAP CORE PORTFOLIO           METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: LOOMIS, SAYLES &
                                                 COMPANY, L.P.
LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO         METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: LOOMIS, SAYLES &
                                                 COMPANY, L.P.
MET/ARTISAN MID CAP VALUE PORTFOLIO              METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: ARTISAN PARTNERS
                                                 LIMITED PARTNERSHIP
METLIFE CONSERVATIVE ALLOCATION PORTFOLIO        METLIFE ADVISERS, LLC

METLIFE CONSERVATIVE TO MODERATE ALLOCATION      METLIFE ADVISERS, LLC
PORTFOLIO

METLIFE MID CAP STOCK INDEX PORTFOLIO            METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: METLIFE INVESTMENT
                                                 ADVISORS COMPANY, LLC
METLIFE MODERATE ALLOCATION PORTFOLIO            METLIFE ADVISERS, LLC


METLIFE MODERATE TO AGGRESSIVE ALLOCATION        METLIFE ADVISERS, LLC
PORTFOLIO
METLIFE STOCK INDEX PORTFOLIO                    METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: METLIFE INVESTMENT
                                                 ADVISORS COMPANY, LLC
MFS(R) TOTAL RETURN PORTFOLIO                    METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: MASSACHUSETTS
                                                 FINANCIAL SERVICES COMPANY
MFS(R) VALUE PORTFOLIO                           METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: MASSACHUSETTS
                                                 FINANCIAL SERVICES COMPANY


               PORTFOLIO                               INVESTMENT OBJECTIVE
               ---------                               --------------------
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO    SEEKS TO EQUAL THE PERFORMANCE OF THE MSCI
                                          EAFE(R) INDEX.

NEUBERGER BERMAN GENESIS PORTFOLIO        SEEKS HIGH TOTAL RETURN, CONSISTING PRINCIPALLY
                                          OF CAPITAL APPRECIATION.

NEUBERGER BERMAN MID CAP VALUE PORTFOLIO  SEEKS CAPITAL GROWTH.


RUSSELL 2000(R) INDEX PORTFOLIO           SEEKS TO EQUAL THE PERFORMANCE OF THE RUSSELL
                                          2000(R) INDEX.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO  SEEKS LONG-TERM GROWTH OF CAPITAL AND,
                                          SECONDARILY, DIVIDEND INCOME.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO  SEEKS LONG-TERM CAPITAL GROWTH.


WESTERN ASSET MANAGEMENT STRATEGIC BOND   SEEKS TO MAXIMIZE TOTAL RETURN CONSISTENT
OPPORTUNITIES PORTFOLIO                   WITH PRESERVATION OF CAPITAL.

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT  SEEKS TO MAXIMIZE TOTAL RETURN CONSISTENT
PORTFOLIO                                 WITH PRESERVATION OF CAPITAL AND MAINTENANCE
                                          OF LIQUIDITY.

                                                     INVESTMENT MANAGER/
               PORTFOLIO                            SUB-INVESTMENT MANAGER
               ---------                            ----------------------
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO    METLIFE ADVISERS, LLC
                                          SUB-INVESTMENT MANAGER: METLIFE INVESTMENT
                                          ADVISORS COMPANY, LLC
NEUBERGER BERMAN GENESIS PORTFOLIO        METLIFE ADVISERS, LLC
                                          SUB-INVESTMENT MANAGER: NEUBERGER BERMAN
                                          MANAGEMENT LLC
NEUBERGER BERMAN MID CAP VALUE PORTFOLIO  METLIFE ADVISERS, LLC
                                          SUB-INVESTMENT MANAGER: NEUBERGER BERMAN
                                          MANAGEMENT LLC
RUSSELL 2000(R) INDEX PORTFOLIO           METLIFE ADVISERS, LLC
                                          SUB-INVESTMENT MANAGER: METLIFE INVESTMENT
                                          ADVISORS COMPANY, LLC
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO  METLIFE ADVISERS, LLC
                                          SUB-INVESTMENT MANAGER: T. ROWE PRICE
                                          ASSOCIATES, INC.
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO  METLIFE ADVISERS, LLC
                                          SUB-INVESTMENT MANAGER: T. ROWE PRICE
                                          ASSOCIATES, INC.
WESTERN ASSET MANAGEMENT STRATEGIC BOND   METLIFE ADVISERS, LLC
OPPORTUNITIES PORTFOLIO                   SUB-INVESTMENT MANAGER: WESTERN ASSET
                                          MANAGEMENT COMPANY
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT  METLIFE ADVISERS, LLC
PORTFOLIO                                 SUB-INVESTMENT MANAGER: WESTERN ASSET
                                          MANAGEMENT COMPANY

Some of the investment choices may not be available under the terms of your Deferred Annuity. Your Contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

..   Your employer, association or other group contract holder limits the available investment divisions.

..   We have restricted the available investment divisions.

The investment divisions buy and sell shares of corresponding mutual fund Portfolios. These Portfolios, which are part of either the Metropolitan Fund, the Calvert Fund, the Met Investors Fund or the American Funds(R) invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities. You pay no transaction expenses (I.E., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The Calvert Fund and American Funds(R) Portfolios are made available by the Calvert Fund and the American Funds(R) only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, the Calvert Fund, the Met Investors Fund and the American Funds(R) are each "series" type funds registered with the Securities and Exchange Commission as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund and Met Investors Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolio of the Calvert Fund pays Calvert Asset Management Company, Inc. a monthly fee for its services as its investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the operating expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, the Calvert Fund, the Met Investors Fund and the American Funds(R).

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.

Certain Payments We Receive with Regard to the Portfolios. An investment manager (other than our affiliate MetLife Advisers, LLC) or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Deferred Annuities and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Deferred Annuities and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-investment manager (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies have a joint ownership interest in our affiliated investment manager MetLife Advisers, LLC, which is formed as a "limited liability company". Our ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Portfolios. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the adviser. (See the Table of Expenses for information on the investment management fees paid by the Portfolios.)

Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in the prospectuses for the Portfolios. (See the Table of Expenses and "Who Sells the Deferred Annuities".) Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolios' investment returns.

We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolios' investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of contract value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of contract value to such Portfolios.

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WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY
PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR DEFERRED ANNUITY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R). (See "Who Sells The Deferred Annuities".)

DEFERRED ANNUITIES


   This Prospectus describes the following Deferred Annuities under which you can accumulate money:


  .   TSA (Tax Sheltered Annuities)

  .   TSA ERISA (Tax Sheltered Annuities subject to ERISA)

  .   SEPs (Simplified Employee Pensions)

  . SIMPLE IRAs (Savings Incentive Match Plan for Employees Individual Retirement Annuities)

  .   457(b)s (Section 457(b) Eligible Deferred Compensation Arrangements)

  .   403(a) Arrangements

A form of the deferred annuity may be issued to a bank that does nothing but hold them as a contract holder.

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

   These Deferred Annuities may be issued either to you as an individual or to a group. You are then a participant under the group's Deferred Annuity.

If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, automated investments strategies, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options.

The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity contract and plan document to see how you may be affected. If you are a Texas Optional Retirement Program participant, please see Appendix II for specific information which applies to you.

AUTOMATED INVESTMENT STRATEGIES


   There are four automated investment strategies available to you. We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals. The Index Selector is not available with a Deferred Annuity with the Optional Lifetime Withdrawal Guarantee Benefit. These are available to you without any additional charges. As with any investment program, none of them can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at

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any time. You may have only one strategy in effect at a time. You may not have a strategy in effect while you also have an outstanding loan. Your employer, association or other group contract holder may limit the availability of any investment strategy.

The Equity Generator(R): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one investment division based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

The Rebalancer(R): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account, if available. Each quarter we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

The Index Selector(R): You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is allocated among the Barclays Capital Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the selected model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.

In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

We will continue to implement the Index Selector strategy using the percentage allocations of the mode that were in effect when you elected the Index Selector strategy. You should consider whether it is appropriate for you to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

The asset allocation models used in the Index Selector strategy may change from time to time. If you are interested in an updated model please contact your sales representative.

You may choose another Index Selector strategy or terminate your Index Selector strategy at any time. If you choose another Index Selector strategy, you must select from the asset allocation models available at that time. After termination, if you then wish to again select the Index Selector strategy, you must select from the asset allocation models available at that time.

The Allocator/SM/: Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account Balance is exhausted, this strategy is automatically discontinued.

The Allocator and the Equity Generator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.


We will terminate all transactions under any automated investment strategy upon notification in good order of your death.

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PURCHASE PAYMENTS

   There is no minimum purchase payment. You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through payroll deduction.

We will not issue the Deferred Annuity to you if you are age 80 or older or younger than age 18 for the TSA Deferred Annuity described in the Prospectus. For SEPs and SIMPLE IRAs Deferred Annuities, the minimum issue age is 21. You will not receive the 3% credit associated with the e Bonus Class (generally not available for purchase payments which consist of money from eligible rollover distributions or direct transfers from mutual funds that are products of MetLife or its affiliates), unless you are less than 66 years old at date of issue. We will not accept your purchase payments if you are age 90 or older.

PURCHASE PAYMENTS--SECTION 403(B) PLANS

The Internal Revenue Service announced new regulations affecting Section 403(b) plans and arrangements. As part of these regulations, which are generally effective January 1, 2009, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

In consideration of these regulations, we have determined to only make available the Contract/Certificate for purchase (including transfers) where your employer currently permits salary reduction contributions to be made to the Contract/Certificate.

If your Contract/Certificate was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract/Certificate, we urge you to consult with your tax adviser prior to making additional purchase payments.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account, if available, and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

..   Federal tax laws or regulatory requirements;

..   Our right to limit the total of your purchase payments to $1,000,000;

..   Our right to restrict purchase payments to the Fixed Interest Account if
    (1) the interest rate we credit in the Fixed Interest Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Interest Account Balance is equal to or exceeds our maximum for a Fixed Interest Account allocation (e.g., $1,000,000);

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..   Participation in the Systematic Withdrawal Program (as described later); and

..   Leaving your job.

THE VALUE OF YOUR INVESTMENT

   Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division (as well as when we apply the Annual Contract Fee and the Guaranteed Minimum Income Benefit charge, if chosen as an optional benefit), accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

..   First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

..   Next, we subtract the daily equivalent of the Separate Account charge (for the class of the Deferred Annuity you have chosen, including any optional benefits) for each day since the last Accumulation Unit Value was calculated; and

..   Finally, we multiply the previous Accumulation Unit Value by this result.


   Examples
   Calculating the Number of Accumulation Units

   Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                  $500 = 50 accumulation units
                  ---
                  $10

   Calculating the Accumulation Unit Value

   Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

   However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFER PRIVILEGE

   You may make tax-free transfers among investment divisions or between the investment divisions and the Fixed Interest Account, if available. For us to process a transfer, you must tell us:

..   The percentage or dollar amount of the transfer;

..   The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

..   The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

..   Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

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We reserve the right to restrict transfers to the Fixed Interest Account if (1)
the interest rate we credit in the Fixed Interest Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Interest Account Balance is equal to or exceeds our maximum for Fixed Interest Account allocations (e.g., $1,000,000).

Your transfer request must be in good order and completed prior to the close of the Exchange on a business day, if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

We may require you to use our original forms and maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account).

"MARKET TIMING" POLICIES AND PROCEDURES

The following is a discussion of our market timing policies and procedures. They apply both to the "pay-in" and "pay-out" phase of your Deferred Annuity.

Frequent requests from contract owners to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt Portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Portfolios (I.E., American Funds Global Small Capitalization, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, Loomis Sayles Small Cap Core, Loomis Sayles Small Cap Growth, Lord Abbett Bond Debenture, MFS(R) Research International, Met/Templeton Growth, Morgan Stanley EAFE(R) Index, Neuberger Berman Genesis, Russell 2000(R) Index, T. Rowe Price Small Cap Growth, Third Avenue Small Cap Value, and Western Asset Management Strategic Bond Opportunities--the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were, (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

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American Funds(R) Monitoring Policy. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30 day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer/reallocation requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below) and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other contract owners or other persons who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

Transfers made under a dollar cost averaging program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate patterns for market timing.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) for shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered in a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, contract owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual contract owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading

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policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons we cannot guarantee that the Portfolios (and thus Contract owners) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the Portfolio prospectuses for more details.

ACCESS TO YOUR MONEY

   You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal
Program, withdrawals must be at least $500 or the Account Balance, if less. If any withdrawal would decrease your Account Balance below $2,000, we may consider this a request for a full withdrawal. To process your request, we need the following information:

..   The percentage or dollar amount of the withdrawal; and

..   The investment divisions (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to withdrawal charges.

We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from your check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

SYSTEMATIC WITHDRAWAL PROGRAM

If we agree and if approved in your state, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This program is not available under the 457(b) Deferred Annuity issued to tax-exempt organizations. This amount is then paid in equal portions throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option. The Systematic Withdrawal Program is not available to the e Bonus Class of the Deferred Annuities until the second Contract Year. The Systematic Withdrawal Program is not available in conjunction with any automated investment strategy.

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If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year we recalculate the amount you will receive based on your new Account Balance.

Calculating Your Payment Based on a Percentage Election for the First Contract Year You Elect the Systematic Withdrawal Program: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

Calculating Your Payment for Subsequent Contract Years of the Systematic Withdrawal Program: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.

Selecting a Payment Date: You select a payment date which becomes the date we make the withdrawal. (If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should request the payment by the 20th of the month). We must receive your request in good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Administrative Office. We will also terminate your participation in the program upon notification in good order of your death.

Systematic Withdrawal Program payments may be subject to a withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

See "Lifetime Withdrawal Guarantee Benefit -- Annual Benefit
Payment -- Systematic Withdrawal Program" for more information concerning utilizing the Systematic Withdrawal Program in conjunction with the Lifetime Guaranteed Withdrawal Benefit.

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Participation in the Systematic Withdrawal Program is subject to our administrative procedures.

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments. You may not have a Systematic Withdrawal Program in effect if we pay your minimum required distribution in installments. We will terminate your participation in the program upon notification in good order of your death.

CHARGES

  There are two types of charges you pay while you have money in an investment division:

..   Separate Account charge, and

..   Investment-related charge.

We describe these charges below. The amount of the charge may not necessarily correspond to costs associated with providing the services or benefits indicated by the designation of the charge or associated with the Deferred Annuity. For example, the withdrawal charge may not fully cover all of the sales and distribution expenses actually incurred by us and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Deferred Annuity charges.

SEPARATE ACCOUNT CHARGE

Each class of the Deferred Annuity has a different annual Separate Account charge that is expressed as a percentage of average account value. A portion of the annual Separate Account charge is paid us daily based upon the value of the amount you have in the Separate Account on the day the charge is assessed. You pay an annual Separate Account charge that, during the pay-in phase, for the Standard Death Benefit will not exceed 0.50% for the e Class and 0.95% for the e Bonus Class of the average value of the amounts in the investment divisions, or, in the case of each American Funds(R) investment division, 0.75% for the e Class and 1.20% for the e Bonus Class.

This charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your pay-in phase is larger than your Account Balance. This charge also includes the risk that our expenses in administering the Deferred Annuity may be greater than we estimated. The Separate Account charge also pays us for distribution costs to both our licensed salespersons and other broker-dealers. The Separate Account charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges as part of the calculation of the Accumulation Unit Value. We guarantee that the Separate Account insurance-related charge will not increase while you have the Deferred Annuity.

The chart below summarizes the maximum Separate Account charge for each class of the Deferred Annuity with each death benefit prior to entering the pay-out phase of the Contract.

                           SEPARATE ACCOUNT CHARGES*

                                                           e Bonus
                                                   e Class  Class
                                                   ------- -------
             StandardDeath Benefit                  0.50%   0.95%
             -----------------------------------------------------
             OptionalAnnual Step-Up Death Benefit   0.60%   1.05%
             -----------------------------------------------------

    * We currently charge an additional Separate Account charge of 0.25% of average daily net assets in the American Funds Growth-Income, American Funds Growth, American Funds Bond and American Funds Global Small Capitalization investment divisions.

        We reserve the right to impose an additional Separate Account charge on investment divisions that we add to the contract in the future. The additional amount will not exceed the annual rate of 0.25% of average daily net assets in any such investment divisions.

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. The percentage you pay for the investment-related charge depends on which investment divisions you select. Each class of shares available to the Deferred Annuities, except for the Calvert Fund, has a 12b-1 Plan fee, which pays for distribution expenses. Class B shares available in the Metropolitan Fund and the Met Investors Fund have a 0.25% 12b-1 Plan fee. Class C shares available in the Met Investors Fund have a 0.55% 12b-1 Plan fee, Class 2 shares available in the American Funds(R) have a 0.25% 12b-1 Plan fee. The Calvert Fund shares which are available have no 12b-1 Plan fee. Amounts for each investment division for the previous year are listed in the Table of Expenses.

ANNUAL CONTRACT FEE

  There is a $30 Annual Contract Fee which is deducted on a pro-rata basis from the investment divisions on the last business day prior to the Contract
Anniversary. This fee is waived if your Account Balance is at least $50,000 on the day the fee is to be deducted. This fee will also be waived if you are on medical leave approved by your employer or called to active armed service duty at the time the fee is to be deducted and your employer has informed us of your status. The fee will be deducted at the time of a total withdrawal of your Account Balance on a pro-rata basis (determined based upon the number of complete months that have elapsed since the prior Contract Anniversary). This fee pays us for our miscellaneous administrative costs. These costs which we incur include financial, actuarial, accounting and legal expenses.

We reserve the right to waive the Annual Contract Fee for specific groups based upon the nature of the group, size, aggregate amount of anticipated purchase payments or anticipated persistency. The waiver will be implemented in a reasonable manner and will not be unfairly discriminatory to the interests of any contract holder.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT

The optional Guaranteed Minimum Income Benefit is available for an additional charge of 0.70% of the guaranteed minimum income base (as defined later in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account balance (net of any outstanding loans) and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account). Prior to May 4, 2009, the charge for the optional Guaranteed Minimum Income Benefit is 0.35% of the guaranteed minimum income base. (For employer groups with TSA ERISA, 457(b) and 403(a) Deferred Annuities that were established on or before May 1, 2009, which elected to make available the Guaranteed Minimum Income Benefit under their group contract, participants, who submit an application after May 1, 2009, will receive the lower charge of 0.35%.)

OPTIONAL LIFETIME WITHDRAWAL GUARANTEE BENEFIT

The Lifetime Withdrawal Guarantee Benefit is available for an additional charge of 0.95% of the Total Guaranteed Withdrawal Amount, deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance and Separate Account Balance, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on the Contract Anniversary. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. If an Automatic Annual Step-Up occurs under a Lifetime Withdrawal Guarantee Benefit, we may increase the Lifetime Withdrawal Guarantee Benefit charge to the then current charge for the same optional benefit, but no more than a maximum of 0.95%. If the Lifetime Withdrawal Guarantee Benefit is in effect, the charge will continue even if your Remaining Guaranteed Withdrawal Amount equals zero. Prior to May 4, 2009, the charge for the optional Lifetime Withdrawal Guarantee Benefit prior to any Automatic Step-Up is 0.50% of the Total Guaranteed Withdrawal Amount and the maximum charge upon an Automatic Annual Step-Up is 0.95%.

PREMIUM AND OTHER TAXES

   Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, depend on the Deferred Annuity you purchase and your home state or jurisdiction. The chart in Appendix I shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

WITHDRAWAL CHARGES

    A withdrawal charge may apply if you make a withdrawal from your e Bonus Class Deferred Annuity. There are no withdrawal charges for the e Class or in certain situations or upon the occurrence of certain events (see "When No Withdrawal Charges Applies"). A withdrawal charge may be assessed if amounts are withdrawn pursuant to divorce or a separation instrument, if permissible under tax law. The withdrawal charge will be determined separately for each investment division from which a withdrawal is made. The withdrawal charge is assessed against the amount withdrawn.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest.

For partial withdrawals, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the withdrawal charge, or if the withdrawal leaves an Account Balance that is less than the minimum required.

The withdrawal charge on the amount withdrawn for each class is as follows:


            IF WITHDRAWN DURING CONTRACT YEAR  E CLASS E BONUS CLASS
            ---------------------------------  ------- -------------
                       1......................  None         3%
                       2......................               3%
                       3......................               3%
                       4......................               3%
                       5......................               3%
                       6......................               3%
                       7......................               3%
                       Thereafter.............               0%

The withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the Separate Account charge to pay for our costs to sell the Deferred Annuities which exceed the amount of withdrawal charges we collect.

WHEN NO WITHDRAWAL CHARGE APPLIES TO THE E BONUS CLASS

In some cases, we will not charge you the withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any of the conditions listed below.

You do not pay a withdrawal charge:

..   On transfers you make within your Deferred Annuity among investment divisions and transfers to or from the Fixed Interest Account.

..   On the amount surrendered after seven Contract Years.

..   If you choose payments over one or more lifetimes, except, in certain cases, under the Guaranteed Minimum Income Benefit.

..   If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

..   After the first Contract Year, if you withdraw up to 10% of your total
    Account Balance, per Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. These withdrawals are made on a non-cumulative basis.

..   If the withdrawal is to avoid required Federal income tax penalties or to satisfy Federal income tax rules concerning minimum distribution requirements that apply to your Deferred Annuity. For purposes of this exception, we assume that the Deferred Annuity is the only contract or funding vehicle from which distributions are required to be taken and we will ignore all other account balances. This exception does not apply if the withdrawal is to satisfy Section 72(t) requirements under the Internal Revenue Code.

..   This Contract feature is only available if you are less than 80 years old on the Contract issue date. For the TSA, SEP and SIMPLE Deferred Annuities, after the first Contract Year, if approved in your state, and your Contract provides for this, to withdrawals to which a withdrawal charge would otherwise apply, if you as owner or participant under a Contract:

..   have been a resident of certain nursing home facilities or a hospital for a minimum of 90 consecutive days or for a minimum total of 90 days where there is no more than a 6 month break in that residency and the residencies are for related causes, where you have exercised this right no later than 90 days of exiting the nursing home facility or hospital; or

..   are diagnosed with a terminal illness and not expected to live more than 12 months.

..   This Contract feature is only available if you are less than 65 years old on the date you became disabled and if the disability commences subsequent to the first Contract Anniversary. After the first Contract Year, if approved in your state, and your Contract provides for this, if you are disabled as defined in the Federal Social Security Act and if you have been the participant continuously since the issue of the Contract.

..   If you have transferred money which is not subject to a withdrawal charge
    (because you have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts or certain eligible contracts of MetLife affiliates into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual withdrawal charge schedule.

..   If you make a direct transfer to other investment vehicles we have pre-approved.

..   If your plan or group of which you are a participant or member permits account reduction loans, you take an account reduction loan and the withdrawal consists of these account reduction loan amounts.

..   If approved in your state, and if you elect the Lifetime Withdrawal
    Guaranteed Benefit and take your Annual Benefit Payment through the Systematic Withdrawal Program and only withdraw your Annual Benefit Payment.

..   Subject to availability in your state, if the early withdrawal charge that would apply if not for this provision (1) would constitute less than 0.50% of your Account Balance and (2) you transfer your total Account Balance to certain eligible contracts issued by MetLife or its affiliated companies and we agree.

..   If approved in your state, and after the first Contract Year, if you elect the Lifetime Withdrawal Guarantee Benefit and only make withdrawals each Contract Year that do not exceed on a cumulative basis your Annual Benefit Payment.

FREE LOOK

   You may cancel your TSA Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether you purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your Administrative Office in good order.

For the TSA Deferred Annuity, any 3% credit from purchase payments does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". Your exercise of any "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). If your state requires us to refund your Account Balance, the refunded amount will include any investment performance attributable to the 3% credit. If there are any losses from investment performance attributable to the 3% credit, we will bear that loss.

DEATH BENEFIT--GENERALLY

    One of the insurance guarantees we provide you under your Deferred Annuity is that your beneficiaries will be protected during the "pay-in" phase against market downturns. You name your beneficiary(ies).

If you intend to purchase the Deferred Annuity for use with a SEP or SIMPLE IRA, please refer to the discussion concerning IRAs in the Tax Section of this Prospectus.

The standard death benefit is described below. An additional optional death benefit is described in the "Optimal Benefits" section. Check your contract and riders for the specific provisions applicable to you. The additional optional death benefit may not be available in your state (check with your registered representative regarding availability).

The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method.

Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order. If the death benefit payable is an amount that exceeds the Account Balance on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Balance, in accordance with the current allocation of the Account Balance. This death benefit amount remains in the investment divisions until each of the other beneficiaries submits the necessary documentation in good order to claim his/her death benefit. Any death benefit amounts held in the investment divisions on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.

Your beneficiary has the option to apply the death benefit less any applicable premium taxes to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available.

TOTAL CONTROL ACCOUNT

The beneficiary may elect to have the Contract's death proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

STANDARD DEATH BENEFIT

If you die during the pay-in phase and you have not chosen the optional death benefit, the death benefit the beneficiary receives will be equal to the greatest of:

1. Your Account Balance, less any outstanding loans or

2. Total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal, less any outstanding loans.

                                    EXAMPLE

----------------------------------------------------------------------------------------------------
                                                          Date                       Amount
                                              ------------------------------ -----------------------
A   Initial Purchase Payment                            10/1/2011                   $100,000
----------------------------------------------------------------------------------------------------
B   Account Balance                                     10/1/2012                   $104,000
                                              (First Contract Anniversary)
----------------------------------------------------------------------------------------------------
C   Death Benefit                                    As of 10/1/2012                $104,000
                                                                             (= greater of A and B)
----------------------------------------------------------------------------------------------------
D   Account Balance                                     10/1/2013                   $90,000
                                              (Second Contract Anniversary)
----------------------------------------------------------------------------------------------------
E   Death Benefit                                       10/1/2013                   $100,000
                                                                             (= greater of A and D)
----------------------------------------------------------------------------------------------------
F   Withdrawal                                          10/2/2013                    $9,000
----------------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Balance             10/2/2013                     10%
                                                                                    (= F/D)
----------------------------------------------------------------------------------------------------
H   Account Balance after Withdrawal                    10/2/2013                   $81,000
                                                                                    (= D-F)
----------------------------------------------------------------------------------------------------
I   Purchase Payments reduced for Withdrawal         As of 10/2/2013                $90,000
                                                                                 [= A-(A X G)]
----------------------------------------------------------------------------------------------------
J   Death Benefit                                       10/2/2013                   $90,000
                                                                             (= greater of H and I)
----------------------------------------------------------------------------------------------------

Notes to Example:

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

Account Balances on 10/1/12 and 10/2/12 are assumed to be equal prior to the withdrawal.

There are no loans.

OPTIONAL BENEFITS

Please note that the decision to purchase optional benefits is made at the time of application and is irrevocable. In limited circumstances, the Lifetime Withdrawal Guarantee Benefit may be cancelled. (See "Lifetime Withdrawal Guarantee Benefit -- Cancellation"). The optional benefit is in effect until it terminates. Optional benefits are available subject to state approval. Your employer, association or other group contract holder may limit the availability of any optional benefit. (An account reduction loan will decrease the value of any optional benefits purchased with this Contract. See your employer for more information about the availability and features of account reduction loans.) Optional Benefits may have certain adverse tax consequences. Please consult your tax advisor and the section "Income Taxes" later in this prospectus prior to purchase of any optional benefit

ANNUAL STEP-UP DEATH BENEFIT

   The Annual Step-Up Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greater of (1) your Account Balance; or (2) your "Highest Anniversary Value" (as described below) as of each Contract Anniversary.

You may purchase at application a death benefit that provides that the death benefit amount is equal to the greater of:

1. The Account Balance, less any outstanding loans; or

2. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal, less any outstanding loans;

  . On each Contract Anniversary before your 81st birthday, compare the (1) then Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

     . Increase the Highest Anniversary Value by each subsequent purchase payment or

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal, less any outstanding loans.

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges) divided by the Account Balance immediately before the withdrawal.

The Annual Step-Up Death Benefit is available for a charge, in addition to the Standard Death Benefit charge, of 0.10% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:

-----------------------------------------------------------------------------------------------------
                                                           Date                       Amount
                                               ------------------------------ -----------------------
A   Initial Purchase Payment                             10/1/2011                   $100,000
-----------------------------------------------------------------------------------------------------
B   Account Balance                                      10/1/2012                   $104,000
                                               (First Contract Anniversary)
-----------------------------------------------------------------------------------------------------
C   Death Benefit (Highest Anniversary Value)         As of 10/1/2012                $104,000
                                                                              (= greater of A and B)
-----------------------------------------------------------------------------------------------------
D   Account Balance                                      10/1/2013                   $90,000
                                               (Second Contract Anniversary)
-----------------------------------------------------------------------------------------------------
E   Death Benefit (Highest Contract Year                 10/1/2013                   $104,000
    Anniversary)                                                              (= greater of C and D)
-----------------------------------------------------------------------------------------------------
F   Withdrawal                                           10/2/2013                    $9,000
-----------------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Balance              10/2/2013                     10%
                                                                                     (= F/D)
-----------------------------------------------------------------------------------------------------
H   Account Balance after Withdrawal                     10/2/2013                   $81,000
                                                                                     (= D-F)
-----------------------------------------------------------------------------------------------------
I   Highest Anniversary Value reduced for             As of 10/2/2013                $93,600
    Withdrawal                                                                   (= E - (E X G))
-----------------------------------------------------------------------------------------------------
J   Death Benefit                                        10/2/2013                   $93,600
                                                                              (= greater of H and I)
-----------------------------------------------------------------------------------------------------

Notes to Example:

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

The Account Balances on 10/1/12 and 10/2/12 are assumed to be equal prior to the withdrawal.

The purchaser is age 60 at issue.

There are no loans.

GUARANTEED MINIMUM INCOME BENEFIT (MAY ALSO BE KNOWN AS THE "PREDICTOR" IN OUR SALES LITERATURE AND ADVERTISING)

You may purchase this benefit at application (up to but not including age 76) which guarantees a minimum income payment in the pay-out phase of your Deferred Annuity (a payment "floor"). You retain the ability to choose to receive income payments based upon the Account Balance of your Deferred Annuity rather than the guaranteed income amount available under this benefit. This benefit is intended to protect you against poor investment performance. THE GUARANTEED MINIMUM INCOME BENEFIT DOES NOT ESTABLISH OR GUARANTEE AN ACCOUNT BALANCE OR MINIMUM RETURN FOR ANY INVESTMENT DIVISION. THE GUARANTEED MINIMUM INCOME BASE IS NOT AVAILABLE FOR WITHDRAWALS.

YOU MAY ONLY EXERCISE THIS BENEFIT AFTER A 10 YEAR WAITING PERIOD AND THEN ONLY WITHIN A 30 DAY PERIOD FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30 DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY ON OR FOLLOWING YOUR 85TH BIRTHDAY. Partial annuitization is not permitted under this optional benefit and no change in the owner of the Contract or the participant is permitted.

WITHDRAWAL CHARGES ARE NOT WAIVED IF YOU EXERCISE THIS OPTION WHILE WITHDRAWAL CHARGES APPLY.

The only income types available with the purchase of this benefit are a Lifetime Income Annuity with a 10 Year Guarantee Period or a Lifetime Income Annuity for Two with a 10 Year Guarantee Period. If you decide to receive income payments under a Lifetime Income Annuity with a 10 year Guarantee Period after age 79, the 10 year guarantee is reduced as follows:

             -----------------------------------------------------

                  Age at Pay-Out                Guarantee
             -----------------------------------------------------
                        80                       9 years
             -----------------------------------------------------
                        81                       8 years
             -----------------------------------------------------
                        82                       7 years
             -----------------------------------------------------
                        83                       6 years
             -----------------------------------------------------
                     84 and 85                   5 years
             -----------------------------------------------------

Lifetime Income Annuity for Two is available if the ages of the joint annuitants are 10 years apart or less (or as permissible under our then current underwriting requirements, if more favorable).

You may not exercise this benefit if you have an outstanding loan balance. You may exercise this benefit if you repay your outstanding loan balance. If you desire to exercise this benefit and have an outstanding loan balance and repay the loan by making a partial withdrawal, your guaranteed minimum income base will be reduced to adjust for the repayment of the loan, according to the formula described below.

The guaranteed minimum income base is equal to the greatest of:

1. The Annual Increase Amount which is the sum total of each purchase payment accumulated at a rate of 6% a year, through the Contract Anniversary date immediately preceding your 81st birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 6% a year from the date of the withdrawal. The withdrawal adjustment is the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal, if total withdrawals in a Contract Year are more than 6% of the Annual Increase Amount at the previous Contract Anniversary. If total withdrawals in a Contract Year are less than 6% of the Annual Increase Amount at the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of total partial withdrawals treated as a single withdrawal at the end of the Contract Year; or

2. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

  . On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Anniversary Value and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

     . Increase the Highest Anniversary Value by each subsequent purchase payment or

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

THIS BASE IS THEN APPLIED TO THE CONSERVATIVE ANNUITY RATES GUARANTEED IN THE GUARANTEED MINIMUM INCOME BENEFIT RIDER. The rates used are based on the Annuity 2000 Mortality Table with a 7-year age setback, with interest of 2.5% per year. As with other pay-out types, the amount you receive as an income payment depends also on your age and the income type you select. APPLYING YOUR ACCOUNT BALANCE (LESS ANY PREMIUM TAXES, APPLICABLE CONTRACT FEES AND OUTSTANDING LOANS) TO OUR CURRENT ANNUITY RATES MAY PRODUCE GREATER INCOME PAYMENTS THAN THOSE GUARANTEED UNDER THIS BENEFIT. IN THAT CASE, YOU WILL RECEIVE THE HIGHER AMOUNT AND WILL HAVE PAID FOR THE BENEFIT WITHOUT USING IT.

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges), divided by the Account Balance immediately before the withdrawal.

This option will terminate upon the earliest of:

1. The 30th day following the Contract Anniversary immediately after your 85th birthday;

2. When you take a total withdrawal of your Account Balance (a pro-rata portion of the charge for the Guaranteed Minimum Income Benefit will be applied based on how much time has elapsed since the end of the prior Contract Year);

3. When you elect to receive income payments under an income option and you are not eligible to exercise the Guaranteed Minimum Income Benefit option (a pro-rata portion of the charge for the Guaranteed Minimum Income Benefit will be applied);

4. On the day there are insufficient amounts to deduct the charge for the Guaranteed Minimum Income Benefit from your Account Balance; or

5. If you die.

If your employer association or other group contract holder has instituted account reduction loans for its plan or arrangement, you have taken a loan and you have also purchased the Guaranteed Minimum Income Benefit, we will not treat amounts withdrawn from your Account Balance on account of a loan as a withdrawal from the Contract for purposes of determining the Guaranteed Minimum Income Base. In addition, we will not treat the repayment of loan amounts as a purchase payment to the Contract for the purposes of determining the guaranteed minimum income base.

The Guaranteed Minimum Income Benefit is available in Deferred Annuities for an additional charge of 0.70% of the guaranteed minimum income base, deducted at the end of each Contract Year, by withdrawing amounts on a pro-rata basis from your Fixed Interest Account balance (net of any outstanding loans) and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account.) Prior to May 4, 2009, the charge for the optional Guaranteed Minimum Income Benefit is 0.35% of the guaranteed minimum income base. (For employer groups with TSA ERISA, 457(b) and 403(a) Deferred Annuities that were established on or before May 1, 2009 which elected at issue to make available the Guaranteed Minimum Income Benefit under their group Contract, participants who submit an application after May 1, 2009, will receive the lower charge of 0.35%.)

GUARANTEED MINIMUM INCOME BENEFIT AND QUALIFIED CONTRACTS

THE GUARANTEED MINIMUM INCOME BENEFIT MAY HAVE LIMITED USEFULNESS IN CONNECTION WITH A QUALIFIED CONTRACT, SUCH AS AN IRA, TSA, TSA ERISA, 403(A) OR 457(B) IN CIRCUMSTANCES WHERE, DUE TO THE TEN YEAR WAITING PERIOD AFTER PURCHASE, THE OWNER IS UNABLE TO EXERCISE THE BENEFIT UNTIL AFTER THE REQUIRED BEGINNING DATE OF REQUIRED MINIMUM DISTRIBUTIONS UNDER THE CONTRACT. In such event, required minimum distributions received from the Contract during the ten year waiting period will have the effect of reducing the guaranteed minimum income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the Guaranteed Minimum Income Benefit. You should consult your tax adviser prior to electing a Guaranteed Minimum Income Benefit.

                                   EXAMPLE:

(This calculation ignores the impact of Highest Anniversary Value which could further increase the guaranteed minimum income base.)

   Age 55 at issue
   Purchase Payment = $100,000.
   No additional purchase payments or partial withdrawals.
   Guaranteed minimum income base at age 65 = $100,000X1.0610 = $179,085 where 10 equals the number of years the purchase payment accumulates for purposes of calculating this benefit.

   Guaranteed minimum income floor = guaranteed minimum income base applied to the Guaranteed Minimum Income Benefit annuity table.

   Guaranteed Minimum Income Benefit annuity factor, unisex, age 65 = $4.21 per month per $1,000 applied for lifetime income with 10 years guaranteed.

   $179,085 X $4.21 = $754 per month.
   --
    $1,000

                      -----------------------------------

                                               Guaranteed
                                                Minimum
                                                 Income
                      Issue Age Age at Pay-Out   Floor
                      -----------------------------------
                         55           65          $754
                      -----------------------------------
                                      70         $1,131
                      -----------------------------------
                                      75         $1,725
                      -----------------------------------

The above chart ignores the impact of premium and other taxes.

GRAPHIC EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES OR PENALTIES.

(1)THE 6% ANNUAL INCREASE AMOUNT OF THE INCOME BASE

   Determining a value upon which future income payments will be based

   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Account Balance fluctuates above and below your initial purchase payment depending on the investment performance of the investment divisions you selected. Your purchase payments accumulate at the annual increase rate of 6%, until the Contract Anniversary on or immediately after the contract owner's 81st birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 6% a year adjusted for withdrawals and charges "the 6% Annual Increase Amount of the Income Base") is the value upon which future income payments can be based.

                         [6% Annual Income Base Chart]

   Determining your guaranteed lifetime income stream

   Assume that you decide to annuitize your Contract and begin taking annuity payments after 30 years. In this example, your 6% Annual Increase Amount of the Income Base is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 6% Annual Increase Amount of the Income Base will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

[10 Year Waiting Period with 6% Annual Income Base and Annuity for life CHART]

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

(2)THE "HIGHEST ANNIVERSARY VALUE" ("HAV")

   Determining a value upon which future income payments will be based

   Prior to annuitization, the Highest Anniversary Value at each Contract Anniversary begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Balance at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

                 [Highest  Account Balance Income Base Chart]

   Determining your guaranteed lifetime income stream

   Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Balance. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

 [10 Year Waiting Period with Highest Account Balance Income Base and Annuity for Life Chart]

(3)PUTTING IT ALL TOGETHER

   Prior to annuitization, the two components of the income base (the 6% Annual Increase Amount of the Income Base and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the Contract, you will receive income payments for life and the guaranteed minimum income base and the Account Balance will cease to exist. Also, the Guaranteed Minimum Income Benefit may only be exercised no later than the Contract Anniversary on or following the contract owner's 80th birthday, after a 10 year waiting period, and then only within a 30 day period following the Contract Anniversary.

[10 Year Waiting Period with Highest Account Balance Income Base and 6% Annual
                              Income Base Chart]

   With the Guaranteed Minimum Income Benefit, the income base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the Contract is issued. However, if then-current annuity purchase factors applied to the Account Balance would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your Contract you will receive whatever amount produces the greatest income payment. THEREFORE, IF YOUR ACCOUNT BALANCE WOULD PROVIDE GREATER INCOME THAN WOULD THE AMOUNT PROVIDED UNDER THE GUARANTEED MINIMUM INCOME BENEFIT, YOU WILL HAVE PAID FOR THE GUARANTEED MINIMUM INCOME BENEFIT ALTHOUGH IT WAS NEVER USED.

[10 Year Waiting Period with Highest Account Balance Income Base and 6% Annual
                Income Base with Income Annuity for Life Chart]

LIFETIME WITHDRAWAL GUARANTEE BENEFIT

In states where approved, we offer the Lifetime Withdrawal Guarantee Benefit for elective TSA (non-ERISA), SEP and SIMPLE IRA Deferred Annuities. If you elect the Lifetime Withdrawal Guarantee Benefit, Roth TSA purchase payments may be permitted. THE LIFETIME WITHDRAWAL GUARANTEE BENEFIT DOES NOT ESTABLISH OR GUARANTEE AN ACCOUNT BALANCE OR MINIMUM RETURN FOR ANY INVESTMENT DIVISION. THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AND TOTAL GUARANTEED WITHDRAWAL AMOUNT ARE NOT AVAILABLE FOR WITHDRAWAL. CONTRACT WITHDRAWAL CHARGES MAY APPLY TO YOUR WITHDRAWALS. Ordinary income taxes apply to withdrawals under this benefit and an additional 10% penalty tax may apply if you are under age 59 1/2. Consult your own tax advisor to determine if an exception to the 10% penalty tax applies. You may not have this benefit and the Guaranteed Minimum Income Benefit in effect at the same time. You should carefully consider if the Lifetime Withdrawal Guarantee Benefit is best for you. Here are some of the key features of the Lifetime Withdrawal Guarantee Benefit.

..   Guaranteed Payments for Life. So long as you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee Benefit guarantees that we will make payments to you over your lifetime, even if your Remaining Guaranteed Withdrawal Amount and/or Account Balance decline to zero.

..   Automatic Annual Step-Ups. The Lifetime Withdrawal Guarantee Benefit
    provides automatic step-ups on each Contract Anniversary prior to the owner's 86th birthday (and offers the owner the ability to opt out of the step-ups if the charge for this optional benefit should increase). Each of the Automatic Step-Ups will occur only prior to the owner's 86th birthday.

..   Withdrawal Rates. The Lifetime Withdrawal Guarantee Benefit uses a 5%
    withdrawal rate to determine the Annual Benefit Payment.

..   Cancellation. The Lifetime Withdrawal Guarantee Benefit provides the ability to cancel the rider every five Contract Years for the first fifteen Contract Years and annually thereafter within 30 days following the eligible Contract Anniversary.

..   Allocation Restrictions. If you elect the Lifetime Withdrawal Guarantee
    Benefit, you are limited to allocating your purchase payments and Account Balance among the Fixed Interest Account, and certain investment divisions (as described below).

In considering whether to purchase the Lifetime Withdrawal Guarantee Benefit, you must consider your desire for protection and the cost of the benefit with the possibility that had you not purchased the benefit, your Account Balance may be higher. In considering the benefit of the lifetime withdrawals, you should consider the impact of inflation. Even relatively low levels of inflation may have significant effect on purchasing power. The Automatic Annual Step-Up, as described below, may provide protection against inflation, if and when there are strong investment returns. As with any guaranteed withdrawal benefit, the Lifetime Withdrawal Guarantee Benefit, however, does not assure that you will receive strong, let alone any, return on your investments.

TOTAL GUARANTEED WITHDRAWAL AMOUNT. The Total Guaranteed Withdrawal Amount is the minimum amount that you are guaranteed to receive over time while the Lifetime Withdrawal Guarantee Benefit is in effect. We assess the Lifetime Withdrawal Guarantee Benefit charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment, without taking into account any purchase payment credits (i.e., credit or bonus payments). The Total Guaranteed Withdrawal Amount is increased by additional purchase payments (up to a maximum benefit amount of $5,000,000). If, however, a withdrawal results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be reduced by an amount equal to the difference between the Total Guaranteed Withdrawal Amount and the Account Balance after the withdrawal (if such Account Balance is lower than the Total Guaranteed Withdrawal Amount).

5% COMPOUNDING INCOME AMOUNT. On each Contract Anniversary until the earlier of: (a) the date of the first withdrawal from the Contract or (b) the tenth Contract Anniversary, the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount are increased by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum benefit amount of $5,000,000). The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount guaranteed to be received over time. The Remaining Guaranteed Withdrawal Amount is calculated in the same manner as the Total Guaranteed Withdrawal Amount, with the exception that all withdrawals (including applicable withdrawal charges) reduce the Remaining Guaranteed Withdrawal Amount, not just withdrawals that exceed the Annual Benefit Payment (as with the Total Guaranteed Withdrawal Amount). The Remaining Guaranteed Withdrawal Amount is also increased by the 5% Compounding Income Amount, as described above.

TAKING YOUR FIRST WITHDRAWAL.

..   If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Balance declines to zero.

..   If you take your first withdrawal on or after the date you reach age
    59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life, even if your Remaining Guaranteed Withdrawal Amount and/or Account Balance declines to zero.

You should carefully consider when to begin taking withdrawals if you have elected the Lifetime Withdrawal Guarantee Benefit. If you begin withdrawals too soon, your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount are no longer increased by the 5% annual compounding increase. On the other hand, if you delay taking withdrawals for too long, you may limit the number of payments you receive while you are alive (due to life expectancy), while your beneficiaries, however, will receive the Remaining Guaranteed Withdrawal Amount over time.

You have the option of receiving withdrawals under the Lifetime Withdrawal Guarantee Benefit or receiving payments under a pay-out option. You should consult with your registered representative when deciding how to receive income under this Contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount, your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization.

At any time during the pay-in phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee Benefit. This may provide higher income amounts and/or different tax treatment than the payments received under the Lifetime Withdrawal Guarantee Benefit.

EFFECT OF OUTSTANDING LOANS ON THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REMAINING GUARANTEED WITHDRAWAL AMOUNT. If there is an outstanding loan balance (including loans in default which we cannot offset or collect due to tax restrictions), any additional withdrawals will be treated as withdrawals in excess of the Annual Benefit Payment. In that event, the Total Guaranteed Withdrawal Amount will be reduced. The reduction will be equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal. If the Account Balance after the withdrawal and minus any loan in default is higher than the Total Guaranteed Withdrawal Amount, no reduction will be made.

In the event an outstanding loan balance is in default and we can withdraw the defaulted amount from your Account Balance, if the amount of the default does not exceed the Annual Benefit Payment, then the Total Guaranteed Withdrawal Amount will not be decreased. If the amount of the default exceeds the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be reduced. The reduction will be equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal. If the Account Balance after the withdrawal and minus any loan in default is higher than the Total Guaranteed Withdrawal Amount, no reduction will be made.

Also, an additional reduction will be made to the Remaining Guaranteed Withdrawal Amount. This additional reduction will be equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal. If the Account Balance after the withdrawal and minus any loan in default is higher than the Remaining Guaranteed Withdrawal Amount, no reduction will be made.

ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 5% compounding amount, the Automatic Annual Step-Up, or withdrawals greater than the Annual Benefit Payment), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate.

It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. If a withdrawal charge does apply, the charge is not included in the amount withdrawn for the purpose of calculating whether annual withdrawals during a Contract Year exceed the Annual Benefit Payment. If a withdrawal from your Contract does result in annual withdrawals during a Contract Year exceeding the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be recalculated and the Annual Benefit Payment will be reduced to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate. IN ADDITION, AS NOTED ABOVE, IF A WITHDRAWAL RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR EXCEEDING THE ANNUAL BENEFIT PAYMENT, THE REMAINING GUARANTEED WITHDRAWAL AMOUNT WILL ALSO BE REDUCED BY AN ADDITIONAL AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AFTER THE WITHDRAWAL AND THE ACCOUNT VALUE AFTER THE WITHDRAWAL (IF SUCH ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT). THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Balance to decline to zero. A CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED UPON THE TOTAL GUARANTEED WITHDRAWAL AMOUNT UNTIL TERMINATION OF THE RIDER.

You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Remaining Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 7% the next year without exceeding your Annual Benefit Payment in the second year.

SYSTEMATIC WITHDRAWAL PROGRAM. If available in your state, you may choose to take your Annual Benefit Payment under the Systematic Withdrawal Program, including the first Contract Year. If you do so, any withdrawal charges that would otherwise apply to such withdrawals will be waived. Your Systematic Withdrawal Program withdrawal amount will be adjusted on each Contract Anniversary for any changes in the Annual Benefit Payment as a result of Automatic Annual Step-Ups, additional purchase payments or transfers received during the Contract Year. Any withdrawals taken outside of the Systematic Withdrawal Program will cause the Systematic Withdrawal Program to terminate. If the commencement of the Systematic Withdrawal Program does not coincide with a Contract Anniversary, the initial Systematic Withdrawal Program period will be adjusted to end on a Contract Anniversary.

AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Balance exceeds the Total Guaranteed Withdrawal Amount immediately before the Step-Up (and provided that you have not chosen to decline the Step-Up as described below).

The Automatic Annual Step-Up will:

..   reset the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed
    Withdrawal Amount to the Account Balance on the date of the Step-Up, up to a maximum of $5,000,000;

..   reset the Annual Benefit Payment equal to 5% of the Total Guaranteed
    Withdrawal Amount after the Step-Up; and

..   reset the Lifetime Withdrawal Guarantee Benefit charge to the then current charge, up to a maximum of 0.95% for the same optional benefit.

In the event that the charge applicable to Contract purchases at the time of the Step-Up is higher than your current Lifetime Withdrawal Guarantee Benefit charge, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in writing at our Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary.

Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups unless you notify us in writing at our Administrative Office that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-up may be of limited benefit if you intend to make purchase payments that would cause your Account Balance to approach $5,000,000 because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.

REQUIRED MINIMUM DISTRIBUTIONS. You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first Contract Year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. You must be enrolled in the automated required minimum distribution service to qualify for this increase in the Annual Benefit Payment. The frequency of your withdrawals must be annual. The automated required minimum distribution service is based on information relating to this Contract only. To enroll in the automated required minimum distribution service, please contact your Administrative Office.

INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee Benefit, you are limited to allocating your purchase payments and Account Balance among the Fixed Interest Account and the following investment divisions:

1. MetLife Conservative Allocation Investment Division

2. MetLife Conservative to Moderate Allocation Investment Division

3. MetLife Moderate Allocation Investment Division

4. MetLife Moderate to Aggressive Allocation Investment Division

CANCELLATION. You may elect to cancel the Lifetime Withdrawal Guarantee Benefit every fifth Contract Anniversary for the first fifteen Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the eligible Contract Anniversary in writing at our Administrative Office. The cancellation will take effect on the day we receive your request. If cancelled, the Lifetime Withdrawal Guarantee Benefit will terminate, we will no longer deduct the Lifetime Withdrawal Guarantee Benefit charge, and the allocation restrictions described above will no longer apply. The contract, however, will continue.

TERMINATION. The Lifetime Withdrawal Guarantee Benefit will terminate upon the earliest of:

1. The date of a full withdrawal of the Account Balance (A pro rata portion of the annual charge will apply; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of this optional benefit have been met);

2. The date the Account Balance is applied to a pay-out option (A pro-rata portion of the annual charge for this rider will apply);

3. When your Account Balance is not sufficient to pay the charge for this benefit (whatever is available to pay the annual charge for the rider will apply; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of this optional benefit have been met);

4. The date a defaulted loan balance, once offset, causes the Account Balance to reduce to zero;

5. The Contract owner dies;

6. There is a change in contract owner, for any reason, unless we agree otherwise (A pro-rata portion of the annual charge for this rider will apply);

7. The Deferred Annuity is terminated (A pro-rata portion of the annual charge for this rider will apply) or;

8. Cancellation of this benefit.

The Lifetime Withdrawal Guarantee Benefit may affect the death benefit available under your Contract. If the Owner should die while the Lifetime Withdrawal Guarantee Benefit is in effect, an additional death benefit amount will be calculated under the Lifetime Withdrawal Guarantee Benefit that can be taken in a lump sum. The Lifetime Withdrawal Guarantee Benefit death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals and any outstanding loan balance. If this death benefit amount is greater than the death benefit provided by your Contract, and if withdrawals in each Contract Year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the Contract. All other provisions of your Contract's death benefit will apply.

Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. This death benefit will be paid instead of the applicable contractual death benefit (the basic death benefit, the additional death benefit amount calculated under the Lifetime Withdrawal Guarantee Benefit as described above, or the Annual Step-up Death Benefit, if that benefit had been purchased by the owner). Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. Federal income tax law generally requires that such payments be substantially equal and begin over a period no longer than the beneficiary's remaining life expectancy with payments beginning no later than the end of the calendar year immediately following the year of your death.

We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirement). If you terminate the Lifetime Withdrawal Guarantee Benefit because (1) you make a total withdrawal of your Account Balance;
(2) your Account Balance is insufficient to pay the Lifetime Withdrawal Guarantee Benefit charge; or (3) the contract owner dies, you may not make additional purchase payments under the Contract.

The Lifetime Withdrawal Guarantee Benefit is available in Deferred Annuities for an additional charge of 0.95% of the Total Guaranteed Withdrawal Amount, deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance and Separate Account Balance, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on the Contract Anniversary. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. If an Automatic Annual Step-Up occurs under a Lifetime Withdrawal Guarantee Benefit, we may increase the Lifetime Withdrawal Guarantee Benefit charge to the then current charge for the same optional benefit, but no more than a maximum of 0.95%. If, at the time the Contract was issued, the current charge for the benefit was equal to the maximum charge, than the charge for the benefit will not increase upon an Automatic Annual Step Up. If the Lifetime Withdrawal Guarantee Benefit is in effect, the charge will continue even if your Remaining Guaranteed Withdrawal Amount equals zero.

EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. For purposes of the examples, it is assumed that no loans have been taken.

A. Lifetime Withdrawal Guarantee Benefit

   1. When Withdrawals Do Not Exceed the Annual Benefit Payment

Assume that a contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Guaranteed Total Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Balance is reduced to zero.

If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Balance are reduced to zero.

                                    [CHART]

                    Annual Benefit     Cumulative           Account
                       Payment         Withdrawals          Balance
                    --------------     -----------        -----------
              1        $5,000           $ 5,000           $100,000.00
              2         5,000            10,000             90,250.00
              3         5,000            15,000             80,987.50
              4         5,000            20,000             72,188.13
              5         5,000            25,000             63,828.72
              6         5,000            30,000             55,887.28
              7         5,000            35,000             48,342.92
              8         5,000            40,000             41,175.77
              9         5,000            45,000             34,366.98
             10         5,000            50,000             27,898.63
             11         5,000            55,000             21,753.70
             12         5,000            60,000             15,916.02
             13         5,000            65,000             10,370.22
             14         5,000            70,000              5,101.71
             15         5,000            75,000                 96.62
             16         5,000            80,000                     0
             17         5,000            85,000                     0
             18         5,000            90,000            -13,466.53
             19         5,000            95,000                     0
             20         5,000           100,000                     0




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   2. When Withdrawals Do Exceed the Annual Benefit Payment

Assume that a contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 X 5%).

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Balance was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Balance would be reduced to $75,000
- $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Balance, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Balance after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% X $65,000 = $3,250.

B. Lifetime Withdrawal Guarantee Benefit -- 5% Compounding Amount

Assume that a contract had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 X 5%).

The Total Guaranteed Withdrawal Amount will increase by 5% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the first withdrawal or the 10th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the first withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 X 5%).

If the first withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $105,000 ($100,000 x 105%), and the Annual Benefit Payment would increase to $5,250 ($105,000 x 5%).

If the first withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $110,250 ($105,000 x 105%), and the Annual Benefit Payment would increase to $5,513 ($110,250 x 5%).

                                                                             55

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If the first withdrawal is taken after the 10th Contract Year then the Total
Guaranteed Withdrawal Amount would increase to $162,890 (the initial $100,000, increased by 5% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $8,144 ($162,890 x 5%).

                                    [CHART]

        Delay taking withdrawals and receive higher guaranteed payments

                            Year of First Withdrawal

  1      2      3      4      5      6      7      8      9      10     11
-----  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----
5,000  5,250  5,513  5,788  6,078  6,381  6,700  7,036  7,387  7,757  8,144



C. Lifetime Withdrawal Guarantee Benefit -- Automatic Annual Step-Ups and 5% Compounding Amount (No Withdrawals or loans)

Assume that a contract had an initial purchase payment of $100,000. Assume that no withdrawals or loans are taken.

At the first Contract Anniversary, provided that no withdrawals or loans are taken, the Total Guaranteed Withdrawal Amount is increased to $105,000 ($100,000 increased by 5%, compounded annually). Assume the Account Balance has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $105,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second Contract Anniversary, provided that no withdrawals or loans are taken, the Total Guaranteed Withdrawal Amount is increased to $115,500 ($110,000 increased by 5%, compounded annually). Assume the Account Balance has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $115,500 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

Provided that no withdrawals or loans are taken, each year the Total Guaranteed Withdrawal Amount would increase by 5%, compounded annually, from the second Contract Anniversary through the ninth Contract Anniversary, and at that point would be equal to $168,852. Assume that during these contract years the Account Balance does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Balance at the ninth Contract Anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $168,852 to $180,000 and reset the Annual Benefit Payment to $9,000 ($180,000 x 5%).

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At the 10th Contract Anniversary, provided that no withdrawals or loans are taken, the Total Guaranteed Withdrawal Amount is increased to $189,000 ($180,000 increased by 5%, compounded annually). Assume the Account Balance is less than $189,000. There is no Automatic Annual Step-Up since the Account Balance is below the Total Guaranteed Withdrawal Amount; however, due to the 5% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $9,450 ($189,000 x 5%).

LIFETIME WITHDRAWAL GUARANTEE BENEFIT--AUTOMATIC ANNUAL STEP-UPS AND 5% COMPOUNDING AMOUNT (NO WITHDRAWALS OR LOANS)

                                    [CHART]



PAY-OUT OPTIONS (OR INCOME OPTIONS)

   You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When you select your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes, applicable contract fees and any outstanding loans), then we apply the net amount to the option. See " Income Taxes" for a discussion of partial annuitizations. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. However, you may not be older than 95 years old to select a pay-out option (90 in New York State). (These requirements may be changed by us.) Although guaranteed annuity rates for the e Bonus Class are the same as those for the e Class of the Deferred Annuity, current rates for the e Bonus Class may be lower than the e Class of the Deferred Annuity. You must convert at least $5,000 of your Account Balance to receive income payments. Please be aware that once your contract is annuitized you are ineligible to receive the Death Benefit you have selected. ADDITIONALLY, IF YOU HAVE SELECTED THE GUARANTEED MINIMUM INCOME BENEFIT OR LIFETIME WITHDRAWAL GUARANTEE BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER AND ANY DEATH BENEFIT PROVIDED BY THE RIDER.

When considering a pay-out option, you should think about whether you want:

..   Payments guaranteed by us for the rest of your life (or for the rest of two lives) or the rest of your life (or for the rest of two lives) with a guaranteed period; and

..   A fixed dollar payment or a variable payment.

Your income option provides you with a regular stream of payments for either your lifetime or your lifetime with a guaranteed period.


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

Your income payment amount will depend upon your choices. For lifetime options, the age of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.

INCOME PAYMENT TYPES

   Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type when you decide to take a pay-out option. Your decision is irrevocable.

There are three people who are involved in payments under your pay-out option:

..   Contract Owner: the person or entity which has all rights including the right to direct who receives payment.

..   Annuitant: the natural person whose life is the measure for determining the duration and the dollar amount of payments.

..   Beneficiary: the person who receives continuing payments or a lump sum payment, if any, if the contract owner dies.

Many times the contract owner and the annuitant are the same person.

When deciding how to receive income, consider:

..   The amount of income you need;

..   The amount you expect to receive from other sources;

..   The growth potential of other investments; and

..   How long you would like your income to be guaranteed.

The following income payment types are currently available. We may make available other income payment types if you so request and we agree. Where required by state law or under a qualified retirement plan, the annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than the rates guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Internal Revenue Code considerations the choice of the percentage reduction and/or the duration of the guarantee period may be limited.

Lifetime Income Annuity: A variable income that is paid as long as the annuitant is living.

Lifetime Income Annuity with a Guarantee Period: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the contract owner of the annuity (or the beneficiary, if the contract owner dies during the guarantee period) until the end of the guarantee period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

Lifetime Income Annuity for Two: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once both annuitants are no longer living.

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Lifetime Income Annuity for Two with a Guarantee Period: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the contract owner of the annuity (or the beneficiary, if the contract owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the guarantee period has expired and both annuitants are no longer living.

ALLOCATION

   You decide how your money is allocated among the Fixed Income Option and the investment divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT

   Your initial income payment must be at least $100. If you live in Massachusetts, the initial income payment must be at least $20. This means that the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.

THE VALUE OF YOUR INCOME PAYMENTS

AMOUNT OF INCOME PAYMENTS

Variable income payments from an investment division will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

This initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains the same for the duration of the Contract if no reallocations are made.

The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR.

Each Deferred Annuity provides that, when a pay-out option is chosen, the payment to the annuitant will not be less than the payment produced by the then current Fixed Income Option purchase rates for that contract class. The purpose of this provision is to assure the annuitant that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the annuitant will be given the benefit of the higher rates. Although guaranteed annuity rates for the eBonus Class are the same as for the other classes of the Deferred Annuity, current rates for the eBonus Class may be lower than the other classes of the Deferred Annuity and may be less than currently issued single payment immediate annuity contract rates.

ANNUITY UNITS

Annuity units are credited to you when you first convert your Deferred Annuity into an income stream or make a reallocation of your income payment into an investment division during the pay-out phase. Before we determine the number of annuity units to credit to you, we reduce your Account Balance by any premium taxes and the Annual Contract

Fee, if applicable. (The premium taxes and the Annual Contract Fee are not applied against reallocations.) We then compute an initial income payment amount using the AIR, your income payment type and the age of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after the date you convert your Deferred Annuity into an income stream. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. We currently offer an AIR of 3% or 4%. The higher your AIR, the higher your initial variable income payment will be. Your next variable income payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Standard Death Benefit Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next variable income payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Standard Death Benefit Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after you convert your Deferred Annuity to an income stream, then the amount of that payment will be determined on the date you convert your Deferred Annuity to a pay-out option.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

..   First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

..   Next, we subtract the daily equivalent of the Standard Death Benefit
    Separate Account charge for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

..   Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

..   Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATION PRIVILEGE

   During the pay-out phase of the Deferred Annuity, you may make reallocations among investment divisions or from the investment divisions to the Fixed
Income Option. Once you reallocate your income payment money into the Fixed Income Option, you may not later reallocate it into an investment division. There is no withdrawal charge to make a reallocation.

For us to process a reallocation, you must tell us:

..   The percentage of the income payment to be reallocated;

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..   The investment divisions (or Fixed Income Option) to which you want to reallocate your income payment; and

..   The investment divisions from which you want to reallocate your income payment.

Reallocations will be made at the end of the business day, at the close of the Exchange, if received in good order prior to the close of the Exchange, on that business day. All other reallocation requests will be processed on the next business day.

When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

..   First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

..   Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

..   Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

..   Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:

..   Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125/$100) or $50, and your income payment supported by investment division A will be decreased by $40. (The number of annuity units in investment division A will be decreased as well.)

..   Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions as well.)

We may require that you use our original forms to make reallocations.

Please see the "Transfer Privilege" section regarding our market timing policies and procedures.

                                                                             61

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CHARGES

     You pay the Standard Death Benefit Separate Account charge for your Contract class during the pay-out phase of the Deferred Annuity. In addition, you pay the applicable investment-related charge during the pay-out phase of your Deferred Annuity. During the pay-out phase, we reserve the right to deduct the Annual Contract Fee. If we do so, it will be deducted pro-rata from each income payment. The Separate Account charges you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.

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GENERAL INFORMATION


ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Purchase payments may be sent, by cashier's check or certified check made payable to "MetLife," to the Administrative Office, or MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or travelers checks. We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be delay in applying the purchase payment or transaction to your contract.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange on the day we receive them in good order at your Administrative Office, except when they are received:

..   On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

..   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your Administrative Office or MetLife sales office, as applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under the Deferred Annuities, your employer or the group in which you are a participant or member must identify you on its reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account, if available.

CONFIRMING TRANSACTIONS

You will receive a written statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under the TSA and TSA ERISA Deferred Annuity are confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

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PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We make Internet access available to you. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block a contract owner's account and, consequently, refuse to implement requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may initiate a variety of transactions and obtain information by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law or your employer. Some of the information and transactions accessible to you include:

..   Account Balance

..   Unit Values

..   Current rates for the Fixed Interest Account

..   Transfers

..   Changes to investment strategies

..   Changes in the allocation of future purchase payments.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your Administrative Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

..   any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

..   any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies, minimum distribution program and Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof

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of death and an election for the payment method. If you are receiving income payments, we will cancel the request and continue making payments to your beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a joint annuitant.

MISSTATEMENT

We may require proof of age of the owner, beneficiary or annuitant before making any payments under this Deferred Annuity that are measured by the owner's, beneficiary's or annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once income payments have begun, any underpayments will be made up in one sum with the next income payment in a manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states, we are required to pay interest on any under payments.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value, as applicable, for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value or Annuity Unit Value. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal or transfer/reallocation when:

..   rules of the Securities and Exchange Commission so permit (trading on the
    Exchange is restricted, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

..   during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE

     We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually. For the money market investment division, we state yield for a seven day period.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the Separate Account charges (with the Basic Death Benefit), the additional Separate Account charge for the American Funds Bond, American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of withdrawal charges, the charge for the Guaranteed Minimum Income Benefit and the charge for the Lifetime Withdrawal Guarantee Benefit. Withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN ("Standard Performance") calculations reflect the Separate Account charge (with the Standard Death Benefit), the additional Separate Account charge for the American Funds Growth, American Funds Growth-Income, American Funds Bond and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee and applicable withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity. These figures also assume a steady annual rate of return. They assume that combination of optional benefits (including the Annual Step Up Death Benefit) that would produce the greatest total Separate Account charge.

Performance figures will vary among the various classes of the Deferred Annuities and the investment divisions as a result of different Separate Account charges and withdrawal charges.

We may calculate performance for certain investment strategies including Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. We assume that the Separate Account charge reflects the Standard Death Benefit. The information does not assume the charge for the Guaranteed Minimum Income Benefit or Lifetime Withdrawal Guarantee Benefit. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds(R) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

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

We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., unisex, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., unisex, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., unisex, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., unisex, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.

CHANGES TO YOUR DEFERRED ANNUITY

     We have the right to make certain changes to your Deferred Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

..   To operate the Separate Account in any form permitted by law.

..   To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws, including limiting the number, frequency or types of transfers/reallocations permitted).

..   To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

..   To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, the Calvert Fund, the Met Investors Fund or the shares of another investment company or any other investment permitted by law.

..   To make any necessary technical changes in the Deferred Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania, we will ask your approval before making any technical changes.

VOTING RIGHTS

   Based on our current view of applicable law, you have voting interests under your Deferred Annuity concerning Metropolitan Fund, Calvert Fund, Met
Investors Fund or American Funds(R) proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You are entitled to give instructions regarding the votes attributable to your Deferred Annuity in your sole discretion.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Shares of the Metropolitan Fund, the Calvert Fund, the Met Investors Fund or the American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

..   The shares for which voting instructions are received, and

..   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES

      MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities, including our affiliated broker-dealers). MLIDC does not retain any fees under the Deferred Annuities.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Deferred Annuities are sold through our licensed sales representatives who are associated with MetLife Securities, Inc. ("MSI"), our affiliate and a broker-dealer, which is paid compensation for the promotion and sale of the Deferred Annuities. Previously, Metropolitan Life Insurance Company was the broker-dealer through which MetLife sales representatives sold the Deferred Annuities. The Deferred Annuities are also sold through the registered representatives

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
of our other affiliated broker-dealers. MSI and our affiliated broker-dealers are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are also members of FINRA. The Deferred Annuities may also be sold through other registered broker-dealers. Deferred Annuities may also be sold through the mail and over the Internet.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the Separate Account charge. Our sales representatives in our MetLife Resources division must meet a minimum level of sales production in order to maintain employment with us. MetLife sales representatives who are not in our MetLife Resources division ("non-MetLife Resources MetLife sales representatives") must meet a minimum level of sales of proprietary products in order to maintain employment with us.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. With respect to the Deferred Annuities, the gross dealer concession ranges from 0.75% to 9% (depending on the class purchased) of each purchase payment each year the Contract is in force and, starting in the second Contract Year, ranges from 0.25% to 1.00% (depending on the class purchased) of the Account Balance each year that the Contract is in force for servicing the Deferred Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Deferred Annuity has been in force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources MetLife sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by us or our affiliates. Because one of the factors determining the percentage of gross dealer concession that applies to a non-MetLife Resources MetLife sales representative's compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources MetLife sales managers' compensation is based upon the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and managers of our affiliates may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, and retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because additional cash compensation paid to non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and their managers of our affiliates is based primarily on the sale of proprietary products, non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and their managers of our affiliates have an incentive to favor the sale of proprietary products.

Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.

Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

Other incentives and additional cash compensation provide sales representatives and their managers with an incentive to favor the sale of proprietary products. The business unit responsible for the operation of our distribution system is also paid.

MLIDC also pays compensation for the sale of the Deferred Annuities by affiliated broker-dealers. The compensation paid to affiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred Annuities are sold.) These firms pay their sales representatives all or a portion of the commissions received for their sales of Deferred Annuities; some firms may retain a portion of commissions. The amount that selling firms pass on to their sales representatives is determined in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation (as described above) that we may provide jointly with affiliated broker-dealers. Because of the receipt of this cash and non-cash compensation, sales representatives and their managers of our affiliated broker-dealers have an incentive to favor the sale of proprietary products.

MLIDC may also enter into preferred distribution arrangements with certain affiliated broker-dealer firms such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, MLIDC may pay separate, additional compensation to the broker-dealer firm for services the broker-dealer firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the broker-dealer firm, the hiring and training of the broker-dealer firm's sales personnel, the sponsoring of conferences and seminars by the broker-dealer firm, or general marketing services performed by the broker-dealer firm. The broker-dealer firm may also provide other services or incur other costs in connection with distributing the Contracts.

MLIDC also pays compensation for the sale of Contracts by unaffiliated broker-dealers. The compensation paid to unaffiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred annuities are sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask your sales representative further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

We or our affiliates pay American Funds Distributors, Inc., the principal underwriter for the American Funds(R), a percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio, American Funds Bond Portfolio and the American Funds Global Small Capitalization Portfolio for the services it provides in marketing the Portfolios' shares in connection with the Deferred Annuity.

From time to time , MetLife pays organizations, associations and non-profit organizations fees to sponsor MetLife's variable annuity contracts. We may also obtain access to an organization's members to market our variable

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
annuity contracts. These organizations are compensated for their sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by our funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire the organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Balances their members hold in the Contract. We also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.

YOUR SPOUSE'S RIGHTS

If you received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 24 consecutive months (36 consecutive months in New York State) and your Account Balance is less than $2,000. Accordingly, no Deferred Annuity will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we do so, we will return the full Account Balance, less any outstanding loans. Federal tax law may impose additional restrictions on our right to cancel your SEP and SIMPLE IRA Deferred Annuity.

The tax law may also restrict payment of surrender proceeds to participants under certain employer retirement plans prior to reaching certain permissible triggering events.

INCOME TAXES

   The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (Code) is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and tax penalties. Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, we address Deferred Annuities and income payments under the Deferred Annuities together.

You should read the general provisions and any sections relating to your type of annuity to familiarize yourself with some of the tax rules for your particular Contract.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any other transactions under your Deferred Annuity satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Deferred Annuity, the transfer of ownership of a Deferred Annuity, the designation or change in designation of an annuitant, payee or other beneficiary who is not also a contract owner, the selection of certain maturity dates, the exchange of a Deferred Annuity, or the receipt of a Deferred Annuity in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. The SAI may contain additional information. Please consult your tax adviser.

PUERTO RICO TAX CONSIDERATIONS

The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code"). Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

   Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an annuity contract.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

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GENERAL

    Deferred annuities are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All TSAs (ERISA and non-ERISA), 457(b), 403(a) and IRAs (including SEPs and SIMPLEs) receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an annuity, doing so offers you additional insurance benefits such as the availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from variable annuity contracts (including TSAs, 457(b), 403(a) and IRAs) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from your Contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of annuity you purchase (e.g., IRA or TSA) and payment method or income payment type you elect. If you meet certain requirements, your designated Roth earnings are free from Federal income taxes.

We will withhold a portion of the amount of your withdrawal for income taxes, unless you are eligible to and elect otherwise. The amount we withhold is determined by the Code.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a 10% tax penalty, in addition to ordinary income taxes. Also, please see the section below titled Separate Account Charges for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                                                                  Type of Contract
                                                                                         ----------------------------------
                                                                                         TSA and
                                                                                           TSA   SIMPLE
                                                                                          ERISA  IRA/1/ SEP 457(b)/3/ 403(a)
                                                                                         ------- ------ --- --------  ------

In a series of substantially equal payments made annually (or more frequently) for life
or life expectancy (SEPP)                                                                 x/2/     x     x    x/2/     x/2/

After you die                                                                                x     x     x       x        x

After you become totally disabled (as defined in the Code)                                   x     x     x       x        x

To pay deductible medical expenses                                                           x     x     x       x        x

After separation from service if you are over 55 at time of separation/2/                    x                   x        x

After December 31, 1999 for IRS levies                                                       x     x     x       x        x

To pay medical insurance premiums if you are unemployed                                            x     x

For qualified higher education expenses                                                            x     x

For qualified first time home purchases up to $10,000                                              x     x

Pursuant to qualified domestic relations orders                                              x                   x        x

  /1/ For SIMPLE IRAs the 10% tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.

  /2/  You must be separated from service at the time payments begin.

  /3/ Distributions from 457(b) plans are generally not subject to the 10% penalty; however, the 10% penalty does apply to distributions from the 457(b) plans of state or local government employers to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

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SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)
AND INCOME OPTIONS

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits (Annual Step Up Death Benefit) and certain living benefits (e.g. the Guaranteed Minimum Income Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

INCIDENTAL BENEFITS

Certain death benefits may be considered incidental benefits under a tax qualified plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the plan and to the participant.

Where otherwise permitted to be offered under annuity contracts issued in connection with qualified plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult your own tax advisor prior to purchase of the Contract under any type of IRA, 403(b) arrangement or qualified plan as a violation of these requirements could result in adverse tax consequences to the plan and to the participant including current taxation of amounts under the Contract.

GUARANTEED WITHDRAWAL BENEFITS

If you have purchased the Lifetime Withdrawal Guarantee Benefit, where otherwise made available, note the following:

In the event that the Account Balance goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31st must be taken into account in addition to the Account Balance of the Contract.

PURCHASE PAYMENTS

Generally, all purchase payments will be contributed on a "before-tax" basis. This means that the purchase payments entitle you to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.

There are different annual purchase payments limits for the annuities offered in this Prospectus. Purchase payments in excess of the limits may result in adverse tax consequences.

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Your Contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts; such transfers and rollovers are generally not subject to annual limitations on purchase payments.

WITHDRAWALS, TRANSFERS AND INCOME PAYMENTS

Because your purchase payments are generally on a before-tax basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the Contract. Withdrawals and income payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).

If certain requirements are met, you may be able to transfer amounts in your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.

Your Deferred Annuity is not forfeitable (e.g., not subject to claims of your creditors) and you may not transfer it to someone else. For certain qualified employer plans, an important exception is that your account may be transferred pursuant to a qualified domestic relations order (QDRO).

Please consult the specific section for the type of annuity you purchased to determine if there are restrictions on withdrawals, transfers or income payments.

Minimum distribution requirements also apply to the Deferred Annuities. These are described separately later in this section.

Certain mandatory distributions made to participants in an amount in excess of $1,000 (but less than $5,000) must be automatically rolled over to an IRA designated by the plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan.

ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an eligible rollover distribution for Federal income taxes. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan, to directly rollover your eligible rollover distribution to a traditional IRA or another eligible retirement plan.

Generally, an "eligible rollover distribution" is any taxable amount you receive from your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions such as:

..   Withdrawals made to satisfy minimum distribution requirements; or

..   Certain withdrawals on account of financial hardship.

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions", the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, you may elect out of these withholding requirements. You may be subject to the 10% penalty tax if you withdraw taxable money before you turn age 59 1/2.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, you must begin receiving retirement plan withdrawals by April 1 of the latter of:

..   the calendar year following the year in which you reach age 70 1/2 or

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..   the calendar year following the calendar year you retire provided you do not own 5% or more of your employer.

For IRAs (including SEPs and SIMPLE IRAs), you must begin receiving withdrawals by April 1 of the calendar year following the calendar year in which you reach age 70 1/2 even if you have not retired.

For after-death required minimum distributions ("RMD"), the five year rule is applied without regard to calendar year 2009 due to the 2009 RMD waiver. For instance, for a Contract owner who died in 2007, the five year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax advisor because the application of these rules to your particular circumstances may have been impaired by the 2009 RMD waiver.

In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each 403(b) arrangement, but then the aggregate amount of the required distribution may be taken under the tax law from any one or more of the participant's several 403(b) arrangements.

Otherwise, you may not satisfy minimum distributions for an employer's qualified plan (ie, 401(a)/403(a), 457(b)) with distributions from another qualified plan of the same or a different employer.

Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether income payments under a variable annuity will satisfy these rules. Consult your tax adviser prior to choosing a pay-out option.

In general, the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each IRA or SEP IRA and each SIMPLE IRA, but then the aggregate amount of the required distribution may be generally taken under the tax law for the IRAs/SEP IRAs from any one or more of the taxpayer's IRAs/SEP IRAs. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of the taxpayer's SIMPLE IRAs.

Otherwise, you may not satisfy minimum distributions for one type of qualified plan or IRA with distributions from an account or annuity contract under another type of IRA or qualified plan (e.g. IRA and 403(b)).

In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Additionally, these regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

Where made available, it is not clear whether the purchase or exercise of a withdrawal option after the first two years under a life contingent Income Annuity with a guarantee period where only the remaining guaranteed payments are reduced due to the withdrawal will satisfy minimum distribution requirements. Consult your tax advisor prior to purchase.

The regulations also require that the value of all benefits under a deferred annuity, including certain death benefits in excess of cash value, must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. You should consult your own tax advisors as to how these rules affect your own Contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be

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advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death. Consult your tax advisor because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).

If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2. Alternatively, if your spouse is your sole beneficiary and the Contract is an IRA, he or she may elect to rollover the death proceeds into his or her own IRA (or, if you meet certain requirements, a Roth IRA and pay tax on the taxable portion of the death proceeds in the year of the rollover) and treat the IRA (or Roth IRA) as his or her own.

If your spouse is your beneficiary, your spouse may also be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan.

Under federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

If your spouse is not your beneficiary and your contract permits, your beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, such beneficiary may not treat the inherited IRA as his or her own IRA. Certain employer plans (i.e., 401(a), 403(a), 403(b), and governmental 457 plans) are required to permit a non-spouse direct trustee-to-trustee rollover.

If you die after required minimum distributions begin, payments of your entire balance must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If an IRA contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another IRA or eligible retirement plan, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

TAX-SHELTERED ANNUITIES (ERISA AND NON-ERISA)

GENERAL

Tax-sheltered annuities fall under Section 403(b) of the Code ("403(b) arrangements"), which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code. In general, contributions to Section 403(b) arrangements are subject to contribution limitations under Section 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

On July 26, 2007, final 403(b) regulations were issued by the U. S. Treasury which impact how we administer your 403(b) contract. In order to satisfy the 403(b) final regulations and prevent your contract from being subject to adverse

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tax consequences including potential penalties, contract exchanges after
September 24, 2007 must, at a minimum, meet the following requirements: (1) the plan must allow the exchange, (2) the exchange must not result in a reduction in the participant or beneficiary's accumulated benefit, (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged, and (4) the employer enters into an agreement with the issuer of the receiving contract to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS AND INCOME PAYMENTS

If you are under 59 1/2, you generally cannot withdraw money from your TSA Contract unless the withdrawal:

..   Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments).

..   Is directly transferred to another permissible investment under Section
    403(b) arrangements;

..   Relates to amounts that are not salary reduction elective deferrals if your plan allows it;

..   Occurs after you die, have a severance from employment or become disabled
    (as defined by the Code);

..   Is for financial hardship (but only to the extent of purchase payments) if your plan allows it;

..   Distributions attributable to certain Tax Sheltered Annuity plan terminations if the conditions of the new income tax regulations are met;

..   Relates to rollover or after-tax contributions; or

..   Is for the purchase of permissive service credit under a governmental defined benefit plan.

Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age, or disability.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS

Employers that established and maintain a 403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

..   The employer maintaining the plan has demonstrated to our satisfaction that
    Designated Roth accounts are permitted under the Plan.

..   In accordance with our administrative procedures, the amount of elective salary reduction contributions has been irrevocably designated as an after-tax contribution to the Designated Roth account.

..   All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).

..   In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

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..   Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

..   No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

..   If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the designated Roth account, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

..   We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

You and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

..   The IRS was given authority in the final Roth account regulations to issue additional guidance addressing the potential for improper transfers of value to Roth accounts due to the allocation of contract income, expenses, gains and losses. The IRS has not issued the additional guidance and, as a result, there is uncertainty regarding the status of Roth accounts and particularly Roth accounts under annuity contracts that allocate charges for guarantees. You should consult your tax or legal counsel for advice regarding Roth accounts and other matters relating to the final Roth account regulations.

LOANS

If your employer's plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a prescribed term.

Your employer's plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

INDIVIDUAL RETIREMENT ANNUITIES

IRAS: TRADITIONAL IRA, ROTH IRA, SIMPLE IRA AND SEPS

The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A Contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

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IRA Contracts may not invest in life insurance. The Deferred Annuity offers death benefits and optional benefits that in some cases may exceed the greater of the purchase payments or the Account Balance which could conceivably be characterized as life insurance.

The Roth IRA tax endorsement is based on the IRS model form 5305-RB (rev 0302). The Deferred Annuity (and optional death benefits and appropriate IRA tax endorsements) has not yet been submitted to the IRS for review and approval as to form. Disqualification of the Deferred Annuity as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the Contract.

You must be both the contract owner and the annuitant under the Contract. Your IRA annuity is not forfeitable and you may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the Contract. You can transfer your IRA proceeds to a similar IRA, certain eligible retirement plans of an employer (or a SIMPLE IRA to a Traditional IRA or eligible retirement plan after two years of participation in your employer's SIMPLE IRA plan) without incurring Federal income taxes if certain conditions are satisfied.

Consult your tax adviser prior to the purchase of the Contract as a Traditional IRA, Roth IRA, SIMPLE IRA or SEP.

TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 69 1/2.

Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Also, see IRS Publication 590 available at www.irs.gov.

..   Individuals age 50 or older can make an additional "catch-up" purchase payment (assuming the individual has sufficient compensation).

..   If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited.

..   Purchase payments in excess of these amounts may be subject to a penalty tax.

..   If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.

..   These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement plans.

..   If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals (other than tax free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible

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purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs. We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code. Also see general section titled "Withdrawals" above.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death. Consult your tax advisor because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).

If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2. Alternatively, if your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

Naming a non-natural person, such as a trust or estate, as a beneficiary under the Contract will generally eliminate the beneficiary's ability to stretch or a spousal beneficiary's ability to continue the Contract and the living and/or death benefits.

If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another IRA account or IRA annuity you owned, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

SIMPLE IRAS AND SEPS ANNUITIES

PURCHASE PAYMENTS TO SEPS.

If contributions are being made under a SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.

Except for permissible contributions under the Code made in accordance with the employer's SEP plan, permissible rollovers and direct transfers, purchase payments to SEPs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount each year. This deductible amount is $5,000 in 2008 (adjusted for inflation thereafter).

Participants age 50 or older can make an additional "catch-up" purchase payment of $1,000 a year (assuming the individual has sufficient compensation). Purchase payments in excess of this amount may be subject to a penalty tax.

Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 69 1/2. These age and dollar limits do not apply to tax-free rollovers or transfers.

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PURCHASE PAYMENTS TO SIMPLE IRAS

The Code allows contributions up to certain limits to be made under a valid salary reduction agreement to a SIMPLE IRA and also allows for employer contributions up to certain applicable limits under the Code.

The Code allows "catch up" contributions for participants age 50 and older in excess of these limits ($2,500 in 2008 and years thereafter unless adjusted for inflation).

Transfers and rollovers from other SIMPLE IRA funding vehicles may also be accepted under your SIMPLE IRA Deferred Annuity.

Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 69 1/2. These age and dollar limits do not apply to tax-free rollovers or transfers.

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs (including SIMPLE and SEP
IRAs).

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death. Consult your tax advisor because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).

If your spouse is your beneficiary, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2. Alternatively, if your spouse is your beneficiary, he or she may elect to continue as owner of the Contract and treat it as his/her own Traditional IRA (in the case of SEPs) or his/her own SIMPLE IRA (if so eligible, in the case of SIMPLE IRA). Under federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another IRA account or IRA annuity you owned, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

457(B) PLANS

GENERAL

457(b) plans are available to state or local governments and certain tax-exempt organizations as described in Section 457(b) and 457(e)(1) of the Code. The plans are not available for churches and qualified church-controlled organizations.

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457(b) annuities maintained by a state or local government are for the exclusive benefit of plan participants and their beneficiaries. 457(b) annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to you.

Recently enacted legislation allows (but does not require) governmental 457(b) plans to permit participants to make designated Roth contributions to a designated Roth account under the plan. This new legislation also allows (but does not require) such plans to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

WITHDRAWALS

Generally, because contributions are on a before-tax basis, withdrawals from your annuity are subject to income tax. Generally, monies in your Contract can not be "made available" to you until you reach age 70 1/2, leave your job (or your employer changes) or have an unforeseen emergency (as defined by the Code).

SPECIAL RULES

Special rules apply to certain non-governmental 457(b) plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986).

LOANS

In the case of a 457(b) plan maintained by a state or local government, the plan may permit loans. The Code and applicable income tax regulations limit the amount that may be borrowed from your 457(b) plan and all employer plans in the aggregate and also require that loans be repaid, at minimum, in scheduled level payments over a certain term.

Your 457(b) plan will indicate whether plan loans are permitted. The terms of the loan are governed by your loan agreement with the plan. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

403(A)

GENERAL

The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

See the "General" headings under Income Taxes for a brief description of the tax rules that apply to 403(a) annuities.

LEGAL PROCEEDINGS

 In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

TABLE OF CONTENTS FOR THE STATEMENT

OF ADDITIONAL INFORMATION

                                                                                                PAGE

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................................................   2

PRINCIPAL UNDERWRITER..........................................................................   2

DISTRIBUTION AND PRINCIPAL UNDERWRITER AGREEMENT...............................................   2

EXPERIENCE FACTOR..............................................................................   3

VARIABLE INCOME PAYMENTS.......................................................................   3

CALCULATING THE ANNUITY UNIT VALUE.............................................................   5

ADVERTISEMENT OF THE SEPARATE ACCOUNT..........................................................   6

VOTING RIGHTS..................................................................................   9

ERISA..........................................................................................  10

TAXES..........................................................................................  11

WITHDRAWALS....................................................................................  12

ACCUMULATION UNIT VALUES TABLES................................................................  13

FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT...................................................   1

FINANCIAL STATEMENTS OF METLIFE................................................................ F-1

APPENDIX I

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your annuity.


                     TSA and
                     TSA ERISA IRA and SEP  457(b)    403(a)
                     Annuities Annuities(1) Annuities Annuities
  California........ 0.5%      0.5%(2)      2.35%     0.5%
  Florida(2)........ 1.0%      1.0%         1.0%      1.0%
  Maine............. --        --           2.00%     --
  Nevada............ --        --           3.50%     --
  Puerto Rico(3).... 1.0%      1.0%         1.0%      1.0%
  South Dakota(4)... --        --           1.25%     --
  Wyoming........... --        --           1.00%     --
  West Virginia..... 1.0%      1.0%         1.0%      1.0%

        ---
      /1/Premium tax rates applicable to IRA and SEP annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column heading "IRA and SEP Annuities".

      /2/Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%. [MetLife passes the tax savings back to contractholders and, therefore, annuity premiums are exempt from taxation.]

      /3/We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.

      /4/Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation.

APPENDIX II

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL
RETIREMENT PROGRAM PARTICIPANT

If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

APPENDIX III

ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

These tables show fluctuations in the Accumulation Unit Values for two of the possible mixes offered within the Deferred Annuity for each investment division from year end to year end. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table shows the Deferred Annuity mix that bears the total highest charge, and the second table shows the Deferred Annuity mix that bears the total lowest charge. The mix with the total highest charge has these features: e Bonus Class, the Annual Step-Up Death Benefit and the Lifetime Withdrawal Guarantee Benefit. (In terms of the calculation for this mix, the Lifetime Withdrawal Guarantee Benefit charge is made by canceling accumulation units and, therefore, the charge is not reflected in the Accumulation Unit Value. However, purchasing this option with these other contract features will result in the highest overall charge.) Lower charges for the Guaranteed Minimum Income Benefit and the Lifetime Withdrawal Guarantee Benefit were in effect prior to May 4, 2009. The mix with the total lowest charge has these features: e Class and no optional benefit. All other possible mixes for each investment division within the Deferred Annuity appear in the SAI, which is available upon request without charge by calling 1-800-638-7732.

                       METLIFE FINANCIAL FREEDOM SELECT
                             HIGHEST POSSIBLE MIX
                         1.05 SEPARATE ACCOUNT CHARGE

                                                                                       Beginning of               Number of
                                                                                           Year     End of Year  Accumulation
                                                                                       Accumulation Accumulation Units End of
Investment Division                                                               Year  Unit Value   Unit Value      Year
-------------------                                                               ---- ------------ ------------ ------------
American Funds Balanced Allocation Investment Division (Class C)/(i)/............ 2008   $ 10.00      $  7.03        0.00
                                                                                  2009      7.03         8.99        0.00
                                                                                  2010      8.99         9.98        0.00

American Funds Bond Investment Division (Class 2)/(f)(j)/........................ 2006     14.95        15.71        0.00
                                                                                  2007     15.71        16.02        0.00
                                                                                  2008     16.02        14.33        0.00
                                                                                  2009     14.33        15.93        0.00
                                                                                  2010     15.93        16.74        0.00

American Funds Global Small Capitalization Investment Division (Class 2)/(a)(j)/. 2002     12.21        10.86        0.00
                                                                                  2003     10.86        16.46        0.00
                                                                                  2004     16.46        19.64        0.00
                                                                                  2005     19.64        24.31        0.00
                                                                                  2006     24.31        29.77        0.00
                                                                                  2007     29.77        35.68        0.00
                                                                                  2008     35.68        16.36        0.00
                                                                                  2009     16.36        26.06        0.00
                                                                                  2010     26.06        31.49        0.00

American Funds Growth Allocation Investment Division (Class C)/(i)/.............. 2008      9.99         6.37        0.00
                                                                                  2009      6.37         8.46        0.00
                                                                                  2010      8.46         9.50        0.00

American Funds Growth Investment Division (Class 2)/(a)(j)/...................... 2002     90.18        87.17        0.00
                                                                                  2003     87.17       117.72        0.00
                                                                                  2004    117.72       130.72        0.00
                                                                                  2005    130.72       149.93        0.00
                                                                                  2006    149.93       163.12        0.00
                                                                                  2007    163.12       180.88        0.00
                                                                                  2008    180.88       100.03        0.00
                                                                                  2009    100.03       137.65        0.00
                                                                                  2010    137.65       161.26        0.00

                                                                                    Beginning of               Number of
                                                                                        Year     End of Year  Accumulation
                                                                                    Accumulation Accumulation Units End of
Investment Division                                                            Year  Unit Value   Unit Value      Year
-------------------                                                            ---- ------------ ------------ ------------
American Funds Growth-Income Investment Division (Class 2)/(a)(j)/............ 2002   $ 74.60      $ 70.08        0.00
                                                                               2003     70.08        91.61        0.00
                                                                               2004     91.61        99.81        0.00
                                                                               2005     99.81       104.27        0.00
                                                                               2006    104.27       118.57        0.00
                                                                               2007    118.57       122.93        0.00
                                                                               2008    122.93        75.41        0.00
                                                                               2009     75.41        97.70        0.00
                                                                               2010     97.70       107.45        0.00

American Funds Moderate Allocation Investment Division (Class C)/(i)/......... 2008     10.01         7.70        0.00
                                                                               2009      7.70         9.41        0.00
                                                                               2010      9.41        10.23        0.00

Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index Investment Division)/(a)/. 2002     11.86        12.41        0.00
                                                                               2003     12.41        12.70        0.00
                                                                               2004     12.70        13.05        0.00
                                                                               2005     13.05        13.15        0.00
                                                                               2006     13.15        13.51        0.00
                                                                               2007     13.51        14.26        0.00
                                                                               2008     14.26        14.91        0.00
                                                                               2009     14.91        15.48        0.00
                                                                               2010     15.48        16.20        0.00

BlackRock Bond Income Investment Division/(a)/................................ 2002     43.17        44.88        0.00
                                                                               2003     44.88        46.89        0.00
                                                                               2004     46.89        48.33        0.00
                                                                               2005     48.33        48.86        0.00
                                                                               2006     48.86        50.35        0.00
                                                                               2007     50.35        52.82        0.00
                                                                               2008     52.82        50.36        0.00
                                                                               2009     50.36        54.41        0.00
                                                                               2010     54.41        58.18        0.00

BlackRock Large Cap Core Investment Division*/(g)/............................ 2007     84.90        85.83        0.00
                                                                               2008     85.83        53.24        0.00
                                                                               2009     53.24        62.80        0.00
                                                                               2010     62.80        69.89        0.00

BlackRock Large Cap Investment Division
  (formerly BlackRock Investment Trust Investment Division)/(a)(g)/........... 2002     53.00        50.32        0.00
                                                                               2003     50.32        64.69        0.00
                                                                               2004     64.69        70.80        0.00
                                                                               2005     70.80        72.38        0.00
                                                                               2006     72.38        81.54        0.00
                                                                               2007     81.54        85.61        0.00

BlackRock Large Cap Value Investment Division/(a)/............................ 2002      8.61         7.92        0.00
                                                                               2003      7.92        10.62        0.00
                                                                               2004     10.62        11.90        0.00
                                                                               2005     11.90        12.43        0.00
                                                                               2006     12.43        14.66        0.00
                                                                               2007     14.66        14.96        0.00
                                                                               2008     14.96         9.60        0.00
                                                                               2009      9.60        10.55        0.00
                                                                               2010     10.55        11.37        0.00

                                                                    Beginning of               Number of
                                                                        Year     End of Year  Accumulation
                                                                    Accumulation Accumulation Units End of
Investment Division                                            Year  Unit Value   Unit Value      Year
-------------------                                            ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Investment Division/(a)/.... 2002    $20.93       $18.31        0.00
                                                               2003     18.31        24.51        0.00
                                                               2004     24.51        26.33        0.00
                                                               2005     26.33        27.82        0.00
                                                               2006     27.82        28.60        0.00
                                                               2007     28.60        33.51        0.00
                                                               2008     33.51        20.99        0.00
                                                               2009     20.99        28.36        0.00
                                                               2010     28.36        33.53        0.00

BlackRock Legacy Large Cap Growth Investment Division
  (formerly FI Large Cap Investment Division)/(k)/............ 2006     17.67        17.92        0.00
                                                               2007     17.92        18.39        0.00
                                                               2008     18.39        10.02        0.00
                                                               2009     10.02        10.45        0.00

BlackRock Money Market Investment Division/(b)/............... 2003     23.75        23.66        0.00
                                                               2004     23.66        23.59        0.00
                                                               2005     23.59        23.96        0.00
                                                               2006     23.96        24.79        0.00
                                                               2007     24.79        25.71        0.00
                                                               2008     25.71        26.10        0.00
                                                               2009     26.10        25.89        0.00
                                                               2010     25.89        25.62        0.00

Calvert VP SRI Balanced Investment Division
  (formerly Calvert Social Balanced Investment Division/(a)/). 2002     17.89        17.57        0.00
                                                               2003     17.57        20.75        0.00
                                                               2004     20.75        22.23        0.00
                                                               2005     22.23        23.24        0.00
                                                               2006     23.24        25.02        0.00
                                                               2007     25.02        25.44        0.00
                                                               2008     25.44        17.28        0.00
                                                               2009     17.28        21.43        0.00
                                                               2010     21.43        23.77        0.00

Clarion Global Real Estate Investment Division/(d)/........... 2004      9.99        12.86        0.00
                                                               2005     12.86        14.42        0.00
                                                               2006     14.42        19.63        0.00
                                                               2007     19.63        16.51        0.00
                                                               2008     16.51         9.53        0.00
                                                               2009      9.53        12.70        0.00
                                                               2010     12.70        14.59        0.00

Davis Venture Value Investment Division/(a)/.................. 2002     22.80        22.23        0.00
                                                               2003     22.23        28.76        0.00
                                                               2004     28.76        31.86        0.00
                                                               2005     31.86        34.68        0.00
                                                               2006     34.68        39.23        0.00
                                                               2007     39.23        40.51        0.00
                                                               2008     40.51        24.24        0.00
                                                               2009     24.24        31.58        0.00
                                                               2010     31.58        34.91        0.00

                                                                     Beginning of               Number of
                                                                         Year     End of Year  Accumulation
                                                                     Accumulation Accumulation Units End of
Investment Division                                             Year  Unit Value   Unit Value      Year
-------------------                                             ---- ------------ ------------ ------------
FI Value Leaders Investment Division/(a)/...................... 2002   $ 20.15      $ 19.17        0.00
                                                                2003     19.17        24.06        0.00
                                                                2004     24.06        27.04        0.00
                                                                2005     27.04        29.55        0.00
                                                                2006     29.55        32.65        0.00
                                                                2007     32.65        33.58        0.00
                                                                2008     33.58        20.23        0.00
                                                                2009     20.23        24.32        0.00
                                                                2010     24.32        27.51        0.00

Harris Oakmark International Investment Division/(a)/.......... 2002      9.91         8.86        0.00
                                                                2003      8.86        11.84        0.00
                                                                2004     11.84        14.12        0.00
                                                                2005     14.12        15.97        0.00
                                                                2006     15.97        20.36        0.00
                                                                2007     20.36        19.92        0.00
                                                                2008     19.92        11.65        0.00
                                                                2009     11.65        17.88        0.00
                                                                2010     17.88        20.60        0.00

Invesco Small Cap Growth Investment Division
  (formerly Met/AIM Small Cap Growth Investment Division/(a)/). 2002      8.93         8.50        0.00
                                                                2003      8.50        11.69        0.00
                                                                2004     11.69        12.31        0.00
                                                                2005     12.31        13.19        0.00
                                                                2006     13.19        14.90        0.00
                                                                2007     14.90        16.38        0.00
                                                                2008     16.38         9.93        0.00
                                                                2009      9.93        13.15        0.00
                                                                2010     13.15        16.42        0.00

Janus Forty Investment Division/(h)/........................... 2007    159.23       195.80        0.00
                                                                2008    195.80       112.38        0.00
                                                                2009    112.38       158.86        0.00
                                                                2010    158.86       171.98        0.00

Lazard Mid Cap Investment Division/(a)/........................ 2002     10.01         9.70        0.00
                                                                2003      9.70        12.12        0.00
                                                                2004     12.12        13.72        0.00
                                                                2005     13.72        14.67        0.00
                                                                2006     14.67        16.65        0.00
                                                                2007     16.65        16.02        0.00
                                                                2008     16.02         9.78        0.00
                                                                2009      9.78        13.24        0.00
                                                                2010     13.24        16.10        0.00

Loomis Sayles Small Cap Core Investment Division
  (formerly Loomis Sayles Small Cap Investment Divisions)/(a)/. 2002     19.40        17.73        0.00
                                                                2003     17.73        23.94        0.00
                                                                2004     23.94        27.54        0.00
                                                                2005     27.54        29.07        0.00
                                                                2006     29.07        33.49        0.00
                                                                2007     33.49        36.99        0.00
                                                                2008     36.99        23.40        0.00
                                                                2009     23.40        30.09        0.00
                                                                2010     30.09        37.88        0.00

                                                                                Beginning of               Number of
                                                                                    Year     End of Year  Accumulation
                                                                                Accumulation Accumulation Units End of
Investment Division                                                        Year  Unit Value   Unit Value      Year
-------------------                                                        ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth Investment Division)/(a)/. 2002    $ 6.76       $ 6.27        0.00
                                                                           2003      6.27         8.98        0.00
                                                                           2004      8.98         9.88        0.00
                                                                           2005      9.88        10.20        0.00
                                                                           2006     10.20        11.08        0.00
                                                                           2007     11.08        11.44        0.00
                                                                           2008     11.44         6.64        0.00
                                                                           2009      6.64         8.52        0.00
                                                                           2010      8.52        11.08        0.00

Lord Abbett Bond Debenture Investment Division/(a)/....................... 2002     13.55        13.88        0.00
                                                                           2003     13.88        16.36        0.00
                                                                           2004     16.36        17.52        0.00
                                                                           2005     17.52        17.59        0.00
                                                                           2006     17.59        19.00        0.00
                                                                           2007     19.00        20.03        0.00
                                                                           2008     20.03        16.14        0.00
                                                                           2009     16.14        21.84        0.00
                                                                           2010     21.84        24.41        0.00

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment Division)/(a)/........ 2002     23.25        23.96        0.00
                                                                           2003     23.96        31.38        0.00
                                                                           2004     31.38        34.05        0.00
                                                                           2005     34.05        36.96        0.00
                                                                           2006     36.96        41.03        0.00
                                                                           2007     41.03        37.73        0.00
                                                                           2008     37.73        20.11        0.00
                                                                           2009     20.11        28.10        0.00
                                                                           2010     28.10        31.91        0.00

Met/Franklin Income Investment Division/(i)/.............................. 2008      9.99         8.00        0.00
                                                                           2009      8.00        10.12        0.00
                                                                           2010     10.12        11.20        0.00

Met/Franklin Mutual Shares Investment Division/(i)/....................... 2008      9.99         6.61        0.00
                                                                           2009      6.61         8.17        0.00
                                                                           2010      8.17         8.98        0.00

Met/Franklin Templeton Founding Strategy Investment Division/(i)/......... 2008      9.99         7.05        0.00
                                                                           2009      7.05         8.96        0.00
                                                                           2010      8.96         9.76        0.00

Met/Templeton Growth Investment Division/(i)/............................. 2008      9.99         6.58        0.00
                                                                           2009      6.58         8.64        0.00
                                                                           2010      8.64         9.20        0.00

MetLife Mid Cap Stock Index Investment Division/(a)/...................... 2002      9.01         8.69        0.00
                                                                           2003      8.69        11.57        0.00
                                                                           2004     11.57        13.25        0.00
                                                                           2005     13.25        14.69        0.00
                                                                           2006     14.69        15.97        0.00
                                                                           2007     15.97        16.99        0.00
                                                                           2008     16.99        10.69        0.00
                                                                           2009     10.69        14.48        0.00
                                                                           2010     14.48        18.05        0.00

                                                             Beginning of               Number of
                                                                 Year     End of Year  Accumulation
                                                             Accumulation Accumulation Units End of
Investment Division                                     Year  Unit Value   Unit Value      Year
-------------------                                     ---- ------------ ------------ ------------
MetLife Stock Index Investment Division/(a)/........... 2002    $29.30       $28.01        0.00
                                                        2003     28.01        35.44        0.00
                                                        2004     35.44        38.68        0.00
                                                        2005     38.68        39.95        0.00
                                                        2006     39.95        45.54        0.00
                                                        2007     45.54        47.30        0.00
                                                        2008     47.30        29.37        0.00
                                                        2009     29.37        36.59        0.00
                                                        2010     36.59        41.46        0.00

MFS(R) Research International Investment Division/(a)/. 2002      7.83         7.33        0.00
                                                        2003      7.33         9.58        0.00
                                                        2004      9.58        11.34        0.00
                                                        2005     11.34        13.06        0.00
                                                        2006     13.06        16.36        0.00
                                                        2007     16.36        18.34        0.00
                                                        2008     18.34        10.46        0.00
                                                        2009     10.46        13.62        0.00
                                                        2010     13.62        15.01        0.00

MFS(R) Total Return Investment Division/(a)/........... 2002     33.72        33.52        0.00
                                                        2003     33.52        38.72        0.00
                                                        2004     38.72        42.52        0.00
                                                        2005     42.52        43.28        0.00
                                                        2006     43.28        47.94        0.00
                                                        2007     47.94        49.39        0.00
                                                        2008     49.39        37.95        0.00
                                                        2009     37.95        44.43        0.00
                                                        2010     44.43        48.27        0.00

MFS(R) Value Investment Division/(a)/.................. 2002     10.13         9.81        0.00
                                                        2003      9.81        12.16        0.00
                                                        2004     12.16        13.37        0.00
                                                        2005     13.37        13.02        0.00
                                                        2006     13.02        15.18        0.00
                                                        2007     15.18        14.42        0.00
                                                        2008     14.42         9.46        0.00
                                                        2009      9.46        11.28        0.00
                                                        2010     11.28        12.41        0.00

Morgan Stanley EAFE(R) Index Investment Division/(a)/.. 2002      7.97         7.09        0.00
                                                        2003      7.09         9.62        0.00
                                                        2004      9.62        11.36        0.00
                                                        2005     11.36        12.69        0.00
                                                        2006     12.69        15.76        0.00
                                                        2007     15.76        17.24        0.00
                                                        2008     17.24         9.86        0.00
                                                        2009      9.86        12.51        0.00
                                                        2010     12.51        13.36        0.00

Morgan Stanley Mid Cap Growth Investment Division/(l)/. 2010     13.48        15.69        0.00

                                                                        Beginning of               Number of
                                                                            Year     End of Year  Accumulation
                                                                        Accumulation Accumulation Units End of
Investment Division                                                Year  Unit Value   Unit Value      Year
-------------------                                                ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division)/(a)(c)/. 2002    $11.43       $11.03        0.00
                                                                   2003     11.03        14.66        0.00
                                                                   2004     14.66        16.95        0.00
                                                                   2005     16.95        17.89        0.00
                                                                   2006     17.89        19.75        0.00
                                                                   2007     19.75        21.13        0.00
                                                                   2008     21.13         9.32        0.00
                                                                   2009      9.32        12.31        0.00
                                                                   2010     12.31        13.34        0.00

Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division)/(a)/... 2002     12.83        10.91        0.00
                                                                   2003     10.91        16.17        0.00
                                                                   2004     16.17        18.41        0.00
                                                                   2005     18.41        18.93        0.00
                                                                   2006     18.93        21.81        0.00
                                                                   2007     21.81        20.79        0.00
                                                                   2008     20.79        12.64        0.00
                                                                   2009     12.64        14.11        0.00
                                                                   2010     14.11        16.94        0.00

Neuberger Berman Mid Cap Value Investment Division/(a)/........... 2002     14.15        13.52        0.00
                                                                   2003     13.52        18.22        0.00
                                                                   2004     18.22        22.12        0.00
                                                                   2005     22.12        24.50        0.00
                                                                   2006     24.50        26.96        0.00
                                                                   2007     26.96        27.53        0.00
                                                                   2008     27.53        14.30        0.00
                                                                   2009     14.30        20.91        0.00
                                                                   2010     20.91        26.09        0.00

Oppenheimer Capital Appreciation Investment Division/(a)/......... 2002      6.57         6.32        0.00
                                                                   2003      6.32         8.04        0.00
                                                                   2004      8.04         8.47        0.00
                                                                   2005      8.47         8.77        0.00
                                                                   2006      8.77         9.34        0.00
                                                                   2007      9.34        10.57        0.00
                                                                   2008     10.57         5.65        0.00
                                                                   2009      5.65         8.04        0.00
                                                                   2010      8.04         8.70        0.00

PIMCO Inflation Protected Bond Investment Division/(f)/........... 2006     11.11        11.24        0.00
                                                                   2007     11.24        12.32        0.00
                                                                   2008     12.32        11.36        0.00
                                                                   2009     11.36        13.27        0.00
                                                                   2010     13.27        14.15        0.00

PIMCO Total Return Investment Division/(a)/....................... 2002     10.96        11.43        0.00
                                                                   2003     11.43        11.79        0.00
                                                                   2004     11.79        12.25        0.00
                                                                   2005     12.25        12.40        0.00
                                                                   2006     12.40        12.82        0.00
                                                                   2007     12.82        13.65        0.00
                                                                   2008     13.65        13.56        0.00
                                                                   2009     13.56        15.84        0.00
                                                                   2010     15.84        16.95        0.00

                                                                                                  Beginning of
                                                                                                      Year     End of Year
                                                                                                  Accumulation Accumulation
Investment Division                                                                          Year  Unit Value   Unit Value
-------------------                                                                          ---- ------------ ------------
RCM Technology Investment Division/(a)/..................................................... 2002    $ 3.69       $ 2.98
                                                                                             2003      2.98         4.64
                                                                                             2004      4.64         4.39
                                                                                             2005      4.39         4.83
                                                                                             2006      4.83         5.03
                                                                                             2007      5.03         6.55
                                                                                             2008      6.55         3.60
                                                                                             2009      3.60         5.67
                                                                                             2010      5.67         7.16

Russell 2000(R) Index Investment Division/(a)/.............................................. 2002     10.13         9.40
                                                                                             2003      9.40        13.56
                                                                                             2004     13.56        15.75
                                                                                             2005     15.75        16.26
                                                                                             2006     16.26        18.92
                                                                                             2007     18.92        18.40
                                                                                             2008     18.40        12.08
                                                                                             2009     12.08        15.02
                                                                                             2010     15.02        18.81

SSgA Growth ETF Investment Division (formerly Cyclical Growth ETF Investment Division)/(f)/. 2006     10.72        11.46
                                                                                             2007     11.46        11.98
                                                                                             2008     11.98         7.94
                                                                                             2009      7.94        10.15
                                                                                             2010     10.15        11.46

SSgA Growth and Income ETF Investment Division
  (formerly Cyclical Growth and Income ETF Investment Division)/(f)/........................ 2006     10.53        11.20
                                                                                             2007     11.20        11.69
                                                                                             2008     11.69         8.66
                                                                                             2009      8.66        10.71
                                                                                             2010     10.71        11.89

T. Rowe Price Large Cap Growth Investment Division/(a)/..................................... 2002      9.01         8.80
                                                                                             2003      8.80        11.38
                                                                                             2004     11.38        12.36
                                                                                             2005     12.36        13.00
                                                                                             2006     13.00        14.53
                                                                                             2007     14.53        15.69
                                                                                             2008     15.69         9.00
                                                                                             2009      9.00        12.74
                                                                                             2010     12.74        14.72

T. Rowe Price Mid Cap Growth Investment Division/(a)/....................................... 2002      4.85         4.57
                                                                                             2003      4.57         6.18
                                                                                             2004      6.18         7.21
                                                                                             2005      7.21         8.18
                                                                                             2006      8.18         8.59
                                                                                             2007      8.59        10.00
                                                                                             2008     10.00         5.96
                                                                                             2009      5.96         8.58
                                                                                             2010      8.58        10.85

                                                                                              Number of
                                                                                             Accumulation
                                                                                             Units End of
Investment Division                                                                              Year
-------------------                                                                          ------------
RCM Technology Investment Division/(a)/.....................................................     0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00

Russell 2000(R) Index Investment Division/(a)/..............................................     0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00

SSgA Growth ETF Investment Division (formerly Cyclical Growth ETF Investment Division)/(f)/.     0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00

SSgA Growth and Income ETF Investment Division
  (formerly Cyclical Growth and Income ETF Investment Division)/(f)/........................     0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00

T. Rowe Price Large Cap Growth Investment Division/(a)/.....................................     0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00

T. Rowe Price Mid Cap Growth Investment Division/(a)/.......................................     0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00
                                                                                                 0.00

                                                                                     Beginning of               Number of
                                                                                         Year     End of Year  Accumulation
                                                                                     Accumulation Accumulation Units End of
Investment Division                                                             Year  Unit Value   Unit Value      Year
-------------------                                                             ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division/(a)/........................ 2002    $ 9.03       $ 8.85        0.00
                                                                                2003      8.85        12.35        0.00
                                                                                2004     12.35        13.56        0.00
                                                                                2005     13.56        14.86        0.00
                                                                                2006     14.86        15.24        0.00
                                                                                2007     15.24        16.52        0.00
                                                                                2008     16.52        10.41        0.00
                                                                                2009     10.41        14.28        0.00
                                                                                2010     14.28        19.03        0.00

Third Avenue Small Cap Value Investment Division/(a)/.......................... 2002      9.03         8.25        0.00
                                                                                2003      8.25        11.54        0.00
                                                                                2004     11.54        14.45        0.00
                                                                                2005     14.45        16.51        0.00
                                                                                2006     16.51        18.49        0.00
                                                                                2007     18.49        17.74        0.00
                                                                                2008     17.74        12.32        0.00
                                                                                2009     12.32        15.42        0.00
                                                                                2010     15.42        18.29        0.00

Western Asset Management Strategic Bond Opportunities Investment Division/(a)/. 2002     16.49        17.48        0.00
                                                                                2003     17.48        19.48        0.00
                                                                                2004     19.48        20.49        0.00
                                                                                2005     20.49        20.80        0.00
                                                                                2006     20.80        21.57        0.00
                                                                                2007     21.57        22.14        0.00
                                                                                2008     22.14        18.57        0.00
                                                                                2009     18.57        24.24        0.00
                                                                                2010     24.24        26.97        0.00

Western Asset Management U.S. Government Investment Division/(a)/.............. 2002     15.51        16.00        0.00
                                                                                2003     16.00        16.10        0.00
                                                                                2004     16.10        16.36        0.00
                                                                                2005     16.36        16.41        0.00
                                                                                2006     16.41        16.88        0.00
                                                                                2007     16.88        17.37        0.00
                                                                                2008     17.37        17.10        0.00
                                                                                2009     17.10        17.61        0.00
                                                                                2010     17.61        18.38        0.00

MetLife Aggressive Allocation Investment Division/(e)/......................... 2005      9.99        11.17        0.00
                                                                                2006     11.17        12.79        0.00
                                                                                2007     12.79        13.07        0.00
                                                                                2008     13.07         7.70        0.00
                                                                                2009      7.70        10.02        0.00
                                                                                2010     10.02        11.47        0.00

MetLife Conservative Allocation Investment Division/(e)/....................... 2005      9.99        10.32        0.00
                                                                                2006     10.32        10.92        0.00
                                                                                2007     10.92        11.40        0.00
                                                                                2008     11.40         9.66        0.00
                                                                                2009      9.66        11.52        0.00
                                                                                2010     11.52        12.55        0.00

                                                                           Beginning of               Number of
                                                                               Year     End of Year  Accumulation
                                                                           Accumulation Accumulation Units End of
Investment Division                                                   Year  Unit Value   Unit Value      Year
-------------------                                                   ---- ------------ ------------ ------------
MetLife Conservative to Moderate Allocation Investment Division/(e)/. 2005    $ 9.99       $10.54        0.00
                                                                      2006     10.54        11.41        0.00
                                                                      2007     11.41        11.83        0.00
                                                                      2008     11.83         9.18        0.00
                                                                      2009      9.18        11.24        0.00
                                                                      2010     11.24        12.40        0.00

MetLife Moderate Allocation Investment Division/(e)/................. 2005      9.99        10.77        0.00
                                                                      2006     10.77        11.92        0.00
                                                                      2007     11.92        12.31        0.00
                                                                      2008     12.31         8.69        0.00
                                                                      2009      8.69        10.88        0.00
                                                                      2010     10.88        12.19        0.00

MetLife Moderate to Aggressive Allocation Investment Division/(e)/... 2005      9.99        11.00        0.00
                                                                      2006     11.00        12.43        0.00
                                                                      2007     12.43        12.77        0.00
                                                                      2008     12.77         8.20        0.00
                                                                      2009      8.20        10.47        0.00
                                                                      2010     10.47        11.89        0.00

                       METLIFE FINANCIAL FREEDOM SELECT
                              LOWEST POSSIBLE MIX
                         0.50 SEPARATE ACCOUNT CHARGE

                                                                                       Beginning of               Number of
                                                                                           Year     End of Year  Accumulation
                                                                                       Accumulation Accumulation Units End of
Investment Division                                                               Year  Unit Value   Unit Value      Year
-------------------                                                               ---- ------------ ------------ ------------
American Funds Balanced Allocation Investment Division (Class C)/(i)/............ 2008   $ 10.00      $  7.05      24,750.54
                                                                                  2009      7.05         9.08      81,951.16
                                                                                  2010      9.08        10.13     103,758.85

American Funds Bond Investment Division (Class 2)/(f)(j)/........................ 2006     15.71        16.57          38.30
                                                                                  2007     16.57        16.99         214.16
                                                                                  2008     16.99        15.29         660.66
                                                                                  2009     15.29        17.08       1,336.34
                                                                                  2010     17.08        18.05       2,534.47

American Funds Global Small Capitalization Investment Division (Class 2)/(a)(j)/. 2002     12.49        11.14           0.00
                                                                                  2003     11.14        16.98           0.00
                                                                                  2004     16.98        20.38           0.00
                                                                                  2005     20.38        25.36           0.00
                                                                                  2006     25.36        31.22         113.76
                                                                                  2007     31.22        37.63         856.44
                                                                                  2008     37.63        17.35       3,133.92
                                                                                  2009     17.35        27.79       4,838.18
                                                                                  2010     27.79        33.76       6,471.12

American Funds Growth Allocation Investment Division (Class C)/(i)/.............. 2008      9.99         6.40         446.85
                                                                                  2009      6.40         8.53      49,924.20
                                                                                  2010      8.53         9.64     102,918.27

American Funds Growth Investment Division (Class 2)/(a)(j)/...................... 2002     99.81        96.73           0.00
                                                                                  2003     96.73       131.34           0.00
                                                                                  2004    131.34       146.65           0.00
                                                                                  2005    146.65       169.12           0.00
                                                                                  2006    169.12       185.01          36.25
                                                                                  2007    185.01       206.30         223.84
                                                                                  2008    206.30       114.72       1,187.81
                                                                                  2009    114.72       158.74       2,868.42
                                                                                  2010    158.74       186.99       4,369.26

American Funds Growth-Income Investment Division (Class 2)/(a)(j)/............... 2002     82.55        77.76           0.00
                                                                                  2003     77.76       102.21           0.00
                                                                                  2004    102.21       111.97           0.00
                                                                                  2005    111.97       117.61           0.00
                                                                                  2006    117.61       134.49          77.04
                                                                                  2007    134.49       140.21         682.51
                                                                                  2008    140.21        86.49         544.54
                                                                                  2009     86.49       112.66         942.49
                                                                                  2010    112.66       124.59       1,374.08

American Funds Moderate Allocation Investment Division (Class C)/(i)/............ 2008     10.01         7.73         114.62
                                                                                  2009      7.73         9.49      12,910.53
                                                                                  2010      9.49        10.38      17,709.05

                                                                                    Beginning of               Number of
                                                                                        Year     End of Year  Accumulation
                                                                                    Accumulation Accumulation Units End of
Investment Division                                                            Year  Unit Value   Unit Value      Year
-------------------                                                            ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index Investment Division
  (formerly Lehman Brothers(R) Aggregate Bond Index Investment Division)/(a)/. 2002    $12.11       $12.70          0.00
                                                                               2003     12.70        13.06        260.70
                                                                               2004     13.06        13.50        254.09
                                                                               2005     13.50        13.68        358.49
                                                                               2006     13.68        14.13        475.65
                                                                               2007     14.13        15.00      1,416.18
                                                                               2008     15.00        15.76      1,859.57
                                                                               2009     15.76        16.46      8,539.73
                                                                               2010     16.46        17.31     16,262.67

BlackRock Bond Income Investment Division/(a)/................................ 2002     47.90        49.92          0.00
                                                                               2003     49.92        52.44          0.00
                                                                               2004     52.44        54.36          0.00
                                                                               2005     54.36        55.25          0.00
                                                                               2006     55.25        57.25         16.39
                                                                               2007     57.25        60.40         82.28
                                                                               2008     60.40        57.89         93.94
                                                                               2009     57.89        62.90        250.42
                                                                               2010     62.90        67.63        393.97

BlackRock Large Cap Core Investment Division*/(g)/............................ 2007     96.80        98.23          0.00
                                                                               2008     98.23        61.27          1.72
                                                                               2009     61.27        72.67        133.27
                                                                               2010     72.67        81.31        216.26

BlackRock Large Cap Investment Division
  (formerly BlackRock Investment Trust Investment Division)/(a)(g)/........... 2002     58.86        56.03          0.00
                                                                               2003     56.03        72.42          0.00
                                                                               2004     72.42        79.70          0.00
                                                                               2005     79.70        81.93          0.00
                                                                               2006     81.93        92.80          0.00
                                                                               2007     92.80        97.61          0.00

BlackRock Large Cap Value Investment Division/(a)/............................ 2002      8.62         7.95          0.00
                                                                               2003      7.95        10.72          0.00
                                                                               2004     10.72        12.08          0.00
                                                                               2005     12.08        12.68          0.00
                                                                               2006     12.68        15.04         64.07
                                                                               2007     15.04        15.43        650.02
                                                                               2008     15.43         9.96        504.26
                                                                               2009      9.96        11.01      2,835.37
                                                                               2010     11.01        11.93      4,494.17

BlackRock Legacy Large Cap Growth Investment Division/(a)/.................... 2002     21.83        19.16          0.00
                                                                               2003     19.16        25.78          0.00
                                                                               2004     25.78        27.85          0.00
                                                                               2005     27.85        29.58          0.00
                                                                               2006     29.58        30.58          0.00
                                                                               2007     30.58        36.03          0.00
                                                                               2008     36.03        22.70         10.28
                                                                               2009     22.70        30.83        146.49
                                                                               2010     30.83        36.65        207.78

                                                                    Beginning of               Number of
                                                                        Year     End of Year  Accumulation
                                                                    Accumulation Accumulation Units End of
Investment Division                                            Year  Unit Value   Unit Value      Year
-------------------                                            ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Investment Division
  (formerly FI Large Cap Investment Division)/(k)/............ 2006    $18.64       $18.97          0.00
                                                               2007     18.97        19.58          0.00
                                                               2008     19.58        10.72         11.38
                                                               2009     10.72        11.20          0.00

BlackRock Money Market Investment Division/(b)/............... 2003     26.47        26.47          0.00
                                                               2004     26.47        26.53          0.00
                                                               2005     26.53        27.09          0.00
                                                               2006     27.09        28.18          0.00
                                                               2007     28.18        29.39          0.00
                                                               2008     29.39        30.01          0.00
                                                               2009     30.01        29.93          0.00
                                                               2010     29.93        29.78          0.00

Calvert VP SRI Balanced Investment Division
  (formerly Calvert Social Balanced Investment Division/(a)/). 2002     18.87        18.58          0.00
                                                               2003     18.58        22.06        125.17
                                                               2004     22.06        23.77        142.95
                                                               2005     23.77        24.98        167.71
                                                               2006     24.98        27.04        186.60
                                                               2007     27.04        27.65        276.01
                                                               2008     27.65        18.89      3,248.79
                                                               2009     18.89        23.55      4,571.12
                                                               2010     23.55        26.27      4,883.94

Clarion Global Real Estate Investment Division/(d)/........... 2004      9.99        12.91          0.00
                                                               2005     12.91        14.55          0.00
                                                               2006     14.55        19.92        201.14
                                                               2007     19.92        16.84        862.39
                                                               2008     16.84         9.77      1,061.77
                                                               2009      9.77        13.10      1,455.60
                                                               2010     13.10        15.14      2,152.91

Davis Venture Value Investment Division/(a)/.................. 2002     23.79        23.25          0.00
                                                               2003     23.25        30.25          0.00
                                                               2004     30.25        33.69          0.00
                                                               2005     33.69        36.88          0.00
                                                               2006     36.88        41.95        113.38
                                                               2007     41.95        43.55        617.57
                                                               2008     43.55        26.21      1,471.02
                                                               2009     26.21        34.33      3,218.67
                                                               2010     34.33        38.16      4,953.31

FI Value Leaders Investment Division/(a)/..................... 2002     21.19        20.22          0.00
                                                               2003     20.22        25.52          0.00
                                                               2004     25.52        28.83          0.00
                                                               2005     28.83        31.68          0.00
                                                               2006     31.68        35.20         13.46
                                                               2007     35.20        36.40         15.04
                                                               2008     36.40        22.05         20.38
                                                               2009     22.05        26.66         23.32
                                                               2010     26.66        30.32         26.54

                                                                                Beginning of               Number of
                                                                                    Year     End of Year  Accumulation
                                                                                Accumulation Accumulation Units End of
Investment Division                                                        Year  Unit Value   Unit Value      Year
-------------------                                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division/(a)/..................... 2002   $  9.96      $  8.92          0.00
                                                                           2003      8.92        11.99          0.00
                                                                           2004     11.99        14.38          0.00
                                                                           2005     14.38        16.34          0.00
                                                                           2006     16.34        20.95        261.51
                                                                           2007     20.95        20.61      1,759.63
                                                                           2008     20.61        12.12      1,774.01
                                                                           2009     12.12        18.71      3,111.81
                                                                           2010     18.71        21.67      4,186.27

Invesco Small Cap Growth Investment Division
  (formerly Met/AIM Small Cap Growth Investment Division/(a)/)............ 2002      8.97         8.56          0.00
                                                                           2003      8.56        11.83          0.00
                                                                           2004     11.83        12.53          0.00
                                                                           2005     12.53        13.50          0.00
                                                                           2006     13.50        15.34          0.00
                                                                           2007     15.34        16.95          0.67
                                                                           2008     16.95        10.33         79.92
                                                                           2009     10.33        13.76        291.68
                                                                           2010     13.76        17.28        450.75

Janus Forty Investment Division/(h)/...................................... 2007    182.83       225.65          9.12
                                                                           2008    225.65       130.23         95.77
                                                                           2009    130.23       185.11        270.55
                                                                           2010    185.11       201.50        408.87

Lazard Mid Cap Investment Division/(a)/................................... 2002     10.05         9.77          0.00
                                                                           2003      9.77        12.26          0.00
                                                                           2004     12.26        13.96          0.00
                                                                           2005     13.96        15.01          0.00
                                                                           2006     15.01        17.13          0.00
                                                                           2007     17.13        16.58          0.00
                                                                           2008     16.58        10.18        322.27
                                                                           2009     10.18        13.85        342.85
                                                                           2010     13.85        16.93        469.62

Loomis Sayles Small Cap Core Investment Division
  (formerly Loomis Sayles Small Cap Investment Divisions)/(a)/............ 2002     20.29        18.60          0.00
                                                                           2003     18.60        25.25          0.00
                                                                           2004     25.25        29.21          0.00
                                                                           2005     29.21        31.00          0.00
                                                                           2006     31.00        35.91         13.33
                                                                           2007     35.91        39.88         14.86
                                                                           2008     39.88        25.37        334.43
                                                                           2009     25.37        32.80      1,971.39
                                                                           2010     32.80        41.52      3,210.23

Loomis Sayles Small Cap Growth Investment Division
  (formerly Franklin Templeton Small Cap Growth Investment Division)/(a)/. 2002      6.80         6.33          0.00
                                                                           2003      6.33         9.11          0.00
                                                                           2004      9.11        10.08          0.00
                                                                           2005     10.08        10.47          0.00
                                                                           2006     10.47        11.43          0.00
                                                                           2007     11.43        11.86          2.52
                                                                           2008     11.86         6.93        256.59
                                                                           2009      6.93         8.94        944.01
                                                                           2010      8.94        11.68      1,360.10

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division/(a)/................ 2002    $14.02       $14.40          0.00
                                                                    2003     14.40        17.07          0.00
                                                                    2004     17.07        18.37          0.00
                                                                    2005     18.37        18.55          0.00
                                                                    2006     18.55        20.15         62.94
                                                                    2007     20.15        21.36        332.67
                                                                    2008     21.36        17.30        986.45
                                                                    2009     17.30        23.55      1,214.61
                                                                    2010     23.55        26.47      1,526.64

Met/Artisan Mid Cap Value Investment Division
  (formerly Harris Oakmark Focused Value Investment Division)/(a)/. 2002     24.46        25.27          0.00
                                                                    2003     25.27        33.27          0.00
                                                                    2004     33.27        36.30          0.00
                                                                    2005     36.30        39.63          0.00
                                                                    2006     39.63        44.23         32.33
                                                                    2007     44.23        40.90        141.45
                                                                    2008     40.90        21.92        305.54
                                                                    2009     21.92        30.80        199.66
                                                                    2010     30.80        35.17        249.81

Met/Franklin Income Investment Division/(i)/....................... 2008      9.99         8.03          0.00
                                                                    2009      8.03        10.22      3,879.54
                                                                    2010     10.22        11.37      4,602.93

Met/Franklin Mutual Shares Investment Division/(i)/................ 2008      9.99         6.64         23.17
                                                                    2009      6.64         8.25      2,623.80
                                                                    2010      8.25         9.11      3,197.54

Met/Franklin Templeton Founding Strategy Investment Division/(i)/.. 2008      9.99         7.07          0.00
                                                                    2009      7.07         9.05        165.36
                                                                    2010      9.05         9.91      1,321.99

Met/Templeton Growth Investment Division/(i)/...................... 2008      9.99         6.61        172.60
                                                                    2009      6.61         8.72      1,106.76
                                                                    2010      8.72         9.34        791.20

MetLife Mid Cap Stock Index Investment Division/(a)/............... 2002      9.11         8.81          0.00
                                                                    2003      8.81        11.80          0.00
                                                                    2004     11.80        13.59          0.00
                                                                    2005     13.59        15.14          0.00
                                                                    2006     15.14        16.55        127.01
                                                                    2007     16.55        17.70      1,029.80
                                                                    2008     17.70        11.21      2,089.70
                                                                    2009     11.21        15.25      6,709.45
                                                                    2010     15.25        19.12     10,163.07

MetLife Stock Index Investment Division/(a)/....................... 2002     31.34        30.03          0.00
                                                                    2003     30.03        38.21         74.89
                                                                    2004     38.21        41.93         22.11
                                                                    2005     41.93        43.55         99.88
                                                                    2006     43.55        49.91        143.00
                                                                    2007     49.91        52.13        539.70
                                                                    2008     52.13        32.54      2,312.11
                                                                    2009     32.54        40.77      8,761.00
                                                                    2010     40.77        46.45     13,430.18

                                                                        Beginning of               Number of
                                                                            Year     End of Year  Accumulation
                                                                        Accumulation Accumulation Units End of
Investment Division                                                Year  Unit Value   Unit Value      Year
-------------------                                                ---- ------------ ------------ ------------
MFS(R) Research International Investment Division/(a)/............ 2002    $ 7.89       $ 7.41          0.00
                                                                   2003      7.41         9.74          0.00
                                                                   2004      9.74        11.58          0.00
                                                                   2005     11.58        13.42          0.00
                                                                   2006     13.42        16.90         28.31
                                                                   2007     16.90        19.05        329.75
                                                                   2008     19.05        10.92      2,545.89
                                                                   2009     10.92        14.30     11,760.04
                                                                   2010     14.30        15.85     17,500.23

MFS(R) Total Return Investment Division/(a)/...................... 2002     36.66        36.54          0.00
                                                                   2003     36.54        42.44          0.00
                                                                   2004     42.44        46.87          0.00
                                                                   2005     46.87        47.96          0.00
                                                                   2006     47.96        53.42          8.99
                                                                   2007     53.42        55.34        276.68
                                                                   2008     55.34        42.76      1,080.59
                                                                   2009     42.76        50.33      1,905.01
                                                                   2010     50.33        54.99      2,596.09

MFS(R) Value Investment Division/(a)/............................. 2002     10.34        10.03          0.00
                                                                   2003     10.03        12.51          0.00
                                                                   2004     12.51        13.83          0.00
                                                                   2005     13.83        13.54          0.00
                                                                   2006     13.54        15.87          9.90
                                                                   2007     15.87        15.16        182.05
                                                                   2008     15.16        10.00      1,028.33
                                                                   2009     10.00        12.00     18,675.17
                                                                   2010     12.00        13.27     30,167.11

Morgan Stanley EAFE(R) Index Investment Division/(a)/............. 2002      8.13         7.25          0.00
                                                                   2003      7.25         9.90        284.28
                                                                   2004      9.90        11.75        246.95
                                                                   2005     11.75        13.20        365.33
                                                                   2006     13.20        16.48        428.95
                                                                   2007     16.48        18.13      1,056.06
                                                                   2008     18.13        10.42      3,777.69
                                                                   2009     10.42        13.31      8,912.46
                                                                   2010     13.31        14.29     16,315.16

Morgan Stanley Mid Cap Growth Investment Division/(l)/............ 2010     14.49        16.93        333.35

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment Division)/(a)(c)/. 2002     11.78        11.39          0.00
                                                                   2003     11.39        15.23          0.00
                                                                   2004     15.23        17.70          0.00
                                                                   2005     17.70        18.78          0.00
                                                                   2006     18.78        20.85          0.00
                                                                   2007     20.85        22.43          0.00
                                                                   2008     22.43         9.94        123.50
                                                                   2009      9.94        13.21        277.77
                                                                   2010     13.21        14.34          0.00

                                                                      Beginning of               Number of
                                                                          Year     End of Year  Accumulation
                                                                      Accumulation Accumulation Units End of
Investment Division                                              Year  Unit Value   Unit Value      Year
-------------------                                              ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division
  (formerly BlackRock Strategic Value Investment Division)/(a)/. 2002    $12.98       $11.06          0.00
                                                                 2003     11.06        16.48          0.00
                                                                 2004     16.48        18.87          0.00
                                                                 2005     18.87        19.51          0.00
                                                                 2006     19.51        22.60         24.26
                                                                 2007     22.60        21.66        118.09
                                                                 2008     21.66        13.24        254.30
                                                                 2009     13.24        14.87        545.06
                                                                 2010     14.87        17.95      6,552.91

Neuberger Berman Mid Cap Value Investment Division/(a)/......... 2002     14.43        13.83          0.00
                                                                 2003     13.83        18.74          0.00
                                                                 2004     18.74        22.88          0.00
                                                                 2005     22.88        25.48         79.45
                                                                 2006     25.48        28.19        394.23
                                                                 2007     28.19        28.95        621.91
                                                                 2008     28.95        15.13      1,531.52
                                                                 2009     15.13        22.24      4,224.04
                                                                 2010     22.24        27.89      6,283.29

Oppenheimer Capital Appreciation Investment Division/(a)/....... 2002      6.62         6.39          0.00
                                                                 2003      6.39         8.17          0.00
                                                                 2004      8.17         8.65          0.00
                                                                 2005      8.65         9.01          0.00
                                                                 2006      9.01         9.65          0.00
                                                                 2007      9.65        10.98        407.76
                                                                 2008     10.98         5.90      2,455.08
                                                                 2009      5.90         8.44      3,635.62
                                                                 2010      8.44         9.19      4,575.46

PIMCO Inflation Protected Bond Investment Division/(f)/......... 2006     11.29        11.47          0.00
                                                                 2007     11.47        12.65          0.00
                                                                 2008     12.65        11.72      3,057.42
                                                                 2009     11.72        13.76     11,295.13
                                                                 2010     13.76        14.76     24,345.63

PIMCO Total Return Investment Division/(a)/..................... 2002     11.05        11.55          0.00
                                                                 2003     11.55        11.98        269.10
                                                                 2004     11.98        12.52        264.13
                                                                 2005     12.52        12.73        683.14
                                                                 2006     12.73        13.24      1,825.44
                                                                 2007     13.24        14.17      2,700.88
                                                                 2008     14.17        14.16      6,189.85
                                                                 2009     14.16        16.63     13,972.23
                                                                 2010     16.63        17.90     21,017.74

RCM Technology Investment Division/(a)/......................... 2002      3.72         3.01          0.00
                                                                 2003      3.01         4.72          0.00
                                                                 2004      4.72         4.49         10.00
                                                                 2005      4.49         4.96          0.00
                                                                 2006      4.96         5.20         84.02
                                                                 2007      5.20         6.81        906.70
                                                                 2008      6.81         3.76      2,186.31
                                                                 2009      3.76         5.95      4,893.23
                                                                 2010      5.95         7.56      4,922.19

                                                                                                  Beginning of
                                                                                                      Year     End of Year
                                                                                                  Accumulation Accumulation
Investment Division                                                                          Year  Unit Value   Unit Value
-------------------                                                                          ---- ------------ ------------
Russell 2000(R) Index Investment Division/(a)/.............................................. 2002    $10.34       $ 9.62
                                                                                             2003      9.62        13.95
                                                                                             2004     13.95        16.30
                                                                                             2005     16.30        16.91
                                                                                             2006     16.91        19.79
                                                                                             2007     19.79        19.35
                                                                                             2008     19.35        12.77
                                                                                             2009     12.77        15.97
                                                                                             2010     15.97        20.11

SSgA Growth ETF Investment Division (formerly Cyclical Growth ETF Investment Division)/(f)/. 2006     10.76        11.54
                                                                                             2007     11.54        12.13
                                                                                             2008     12.13         8.09
                                                                                             2009      8.09        10.39
                                                                                             2010     10.39        11.80

SSgA Growth and Income ETF Investment Division
  (formerly Cyclical Growth and Income ETF Investment Division)/(f)/........................ 2006     10.56        11.28
                                                                                             2007     11.28        11.83
                                                                                             2008     11.83         8.82
                                                                                             2009      8.82        10.96
                                                                                             2010     10.96        12.24

T. Rowe Price Large Cap Growth Investment Division/(a)/..................................... 2002      9.19         9.00
                                                                                             2003      9.00        11.71
                                                                                             2004     11.71        12.78
                                                                                             2005     12.78        13.53
                                                                                             2006     13.53        15.19
                                                                                             2007     15.19        16.50
                                                                                             2008     16.50         9.52
                                                                                             2009      9.52        13.55
                                                                                             2010     13.55        15.74

T. Rowe Price Mid Cap Growth Investment Division/(a)/....................................... 2002      4.89         4.62
                                                                                             2003      4.62         6.28
                                                                                             2004      6.28         7.36
                                                                                             2005      7.36         8.40
                                                                                             2006      8.40         8.87
                                                                                             2007      8.87        10.39
                                                                                             2008     10.39         6.23
                                                                                             2009      6.23         9.01
                                                                                             2010      9.01        11.45

T. Rowe Price Small Cap Growth Investment Division/(a)/..................................... 2002      9.30         9.14
                                                                                             2003      9.14        12.82
                                                                                             2004     12.82        14.16
                                                                                             2005     14.16        15.60
                                                                                             2006     15.60        16.09
                                                                                             2007     16.09        17.53
                                                                                             2008     17.53        11.11
                                                                                             2009     11.11        15.32
                                                                                             2010     15.32        20.53

                                                                                              Number of
                                                                                             Accumulation
                                                                                             Units End of
Investment Division                                                                              Year
-------------------                                                                          ------------
Russell 2000(R) Index Investment Division/(a)/..............................................       0.00
                                                                                                 198.40
                                                                                                 213.35
                                                                                                 257.65
                                                                                                 305.88
                                                                                                 672.23
                                                                                                 721.11
                                                                                               2,960.20
                                                                                               5,629.08

SSgA Growth ETF Investment Division (formerly Cyclical Growth ETF Investment Division)/(f)/.       0.00
                                                                                                 127.20
                                                                                                 407.42
                                                                                                 864.60
                                                                                                 987.73

SSgA Growth and Income ETF Investment Division
  (formerly Cyclical Growth and Income ETF Investment Division)/(f)/........................       0.00
                                                                                                 131.14
                                                                                                 281.44
                                                                                                 379.11
                                                                                               2,282.16

T. Rowe Price Large Cap Growth Investment Division/(a)/.....................................       0.00
                                                                                                   0.00
                                                                                                   0.00
                                                                                                   0.00
                                                                                                   0.00
                                                                                                   3.77
                                                                                                 642.35
                                                                                               1,826.57
                                                                                               3,103.08

T. Rowe Price Mid Cap Growth Investment Division/(a)/.......................................       0.00
                                                                                                   0.00
                                                                                                   0.00
                                                                                                 241.09
                                                                                               1,122.22
                                                                                               2,065.48
                                                                                               4,714.53
                                                                                               9,445.39
                                                                                              12,663.77

T. Rowe Price Small Cap Growth Investment Division/(a)/.....................................       0.00
                                                                                                   0.00
                                                                                                   0.00
                                                                                                   0.00
                                                                                                   3.61
                                                                                                 281.92
                                                                                                 145.52
                                                                                               1,365.08
                                                                                               1,346.56

                                                                                     Beginning of               Number of
                                                                                         Year     End of Year  Accumulation
                                                                                     Accumulation Accumulation Units End of
Investment Division                                                             Year  Unit Value   Unit Value      Year
-------------------                                                             ---- ------------ ------------ ------------
Third Avenue Small Cap Value Investment Division/(a)/.......................... 2002    $ 9.04       $ 8.28           0.00
                                                                                2003      8.28        11.65           0.00
                                                                                2004     11.65        14.66           0.00
                                                                                2005     14.66        16.85           0.00
                                                                                2006     16.85        18.97          41.20
                                                                                2007     18.97        18.30         130.75
                                                                                2008     18.30        12.78         912.24
                                                                                2009     12.78        16.08       2,966.51
                                                                                2010     16.08        19.19       3,511.63

Western Asset Management Strategic Bond Opportunities Investment Division/(a)/. 2002     17.21        18.29           0.00
                                                                                2003     18.29        20.49           0.00
                                                                                2004     20.49        21.67           0.32
                                                                                2005     21.67        22.12           0.00
                                                                                2006     22.12        23.07         158.89
                                                                                2007     23.07        23.80         591.13
                                                                                2008     23.80        20.08       1,051.67
                                                                                2009     20.08        26.35       1,433.95
                                                                                2010     26.35        29.48       1,920.49

Western Asset Management U.S. Government Investment Division/(a)/.............. 2002     16.18        16.74           0.00
                                                                                2003     16.74        16.93         200.32
                                                                                2004     16.93        17.30         223.79
                                                                                2005     17.30        17.45         276.73
                                                                                2006     17.45        18.04         306.37
                                                                                2007     18.04        18.68         359.83
                                                                                2008     18.68        18.49         602.55
                                                                                2009     18.49        19.14         125.48
                                                                                2010     19.14        20.10         309.10

MetLife Aggressive Allocation Investment Division/(e)/......................... 2005      9.99        11.21           0.00
                                                                                2006     11.21        12.91          34.40
                                                                                2007     12.91        13.26         848.35
                                                                                2008     13.26         7.86       4,744.66
                                                                                2009      7.86        10.28      20,892.52
                                                                                2010     10.28        11.83      28,283.98

MetLife Conservative Allocation Investment Division/(e)/....................... 2005      9.99        10.36           0.00
                                                                                2006     10.36        11.02         103.46
                                                                                2007     11.02        11.57       2,023.63
                                                                                2008     11.57         9.86       3,573.68
                                                                                2009      9.86        11.82       5,183.58
                                                                                2010     11.82        12.95       6,266.53

MetLife Conservative to Moderate Allocation Investment Division/(e)/........... 2005      9.99        10.58           0.00
                                                                                2006     10.58        11.52          47.17
                                                                                2007     11.52        12.01       7,382.99
                                                                                2008     12.01         9.37      16,140.47
                                                                                2009      9.37        11.53      31,977.17
                                                                                2010     11.53        12.79      41,906.67

MetLife Moderate Allocation Investment Division/(e)/........................... 2005      9.99        10.81           0.00
                                                                                2006     10.81        12.03         607.21
                                                                                2007     12.03        12.49      16,503.39
                                                                                2008     12.49         8.87      89,441.25
                                                                                2009      8.87        11.16     160,538.96
                                                                                2010     11.16        12.57     237,902.02

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Investment Division/(e)/. 2005    $ 9.99       $11.04           0.00
                                                                    2006     11.04        12.54       1,036.87
                                                                    2007     12.54        12.96      30,136.44
                                                                    2008     12.96         8.37     101,740.66
                                                                    2009      8.37        10.75     193,138.01
                                                                    2010     10.75        12.27     244,089.93

-----------
(a)The inception date for the Deferred Annuities was July 12, 2002.
(b)Inception Date: May 1, 2003.
(c)The investment division with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Investment Division prior to the opening of business May 3, 2004, and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The accumulation unit values history prior to May 1, 2004 is of the investment division which no longer exists.
(d)Inception Date: May 1, 2004.
(e)Inception Date: May 1, 2005.
(f)Inception Date: May 1, 2006.
(g)The assets of BlackRock Large Cap Investment Division (formerly BlackRock Investment Trust Investment Division) of the Metropolitan Fund were merged into the BlackRock Large Cap Core Investment Division of the Met Investors Fund on April 30, 2007. Accumulation unit values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.
(h)Inception date: April 30, 2007.
(i)Inception date: April 28, 2008.
(j)The accumulation unit values for American Funds Bond, American Funds Growth-Income, American Funds Growth and American Funds Global Capitalization Investment Divisions are calculated with an additional .25% separate account charge as indicated in the Separate Account Charge section of the Table of Expenses.
(k)The assets of FI Large Cap Investment Division of the Metropolitan Fund were merged into the BlackRock Legacy Large Cap Growth Investment Division of the Metropolitan Fund on May 1, 2009. Accumulation unit values prior to May 1, 2009 are those of the FI Large Cap Investment Division.
(l)The assets of FI Mid Cap Opportunities Investment Division were merged into this investment division on May 3, 2010. Accumulation unit values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division
* We are waiving a portion of the Separate Account charge for the investment division investing in the BlackRock Large Cap Core Portfolio. Please see the Table of Expenses for more information.

APPENDIX IV

PORTFOLIO LEGAL AND MARKETING NAMES


SERIES FUND/TRUST     LEGAL NAME OF PORTFOLIO SERIES    MARKETING NAME
  American Funds      Bond Fund                         American Funds Bond Fund
  Insurance
  Series(R)
  American Funds      Global Small Capitalization Fund  American Funds Global Small Capitalization Fund
  Insurance
  Series(R)
  American Funds      Growth - Income Fund              American Funds Growth-Income Fund
  Insurance
  Series(R)
  American Funds      Growth Fund                       American Funds Growth Fund
  Insurance
  Series(R)

APPENDIX V

ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS

The Portfolio below was subject to a merger. The chart identifies the former name and new name of this Portfolio.

PORTFOLIO MERGER


FORMER PORTFOLIO          NEW PORTFOLIO
  METROPOLITAN FUND       MET INVESTORS FUND
    MetLife                 MetLife Aggressive Strategy Portfolio
  Aggressive
  Allocation
  Portfolio

                          Request For a Statement of
                   Additional Information/Change of Address

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] Metropolitan Life Separate Account E

[_] Metropolitan Series Fund, Inc.

[_] Met Investors Series Trust

[_] American Funds Insurance Series(R)

[_] Calvert VP SRI Balanced Portfolio

[_] I have changed my address. My current address is:

                          _________________  Name ___
                          (Contract Number)

                                             Address

                          _________________         _
                             (Signature)          zip

Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342